As filed with the SEC on April 15, 1999

Registration No. 33-54924

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]
Pre-Effective Amendment No.          [  ]
Post-Effective Amendment No.    7    [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940   [ X ]
Amendment No. 9

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________

RODNEY R. ROHDA
Chairman
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________

Copy to:
MICHAEL BERENSON
JORDEN BURT BOROS CICCETTI BERENSON & JOHNSON LLP
1025 Thomas Jefferson Street
Suite 400 East
Washington, D.C. 20007
_________________________________________
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities.  Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 1998 was filed March 30, 1999.

It is proposed that this filing will become effective (check appropriate space):

      immediately upon filing pursuant to paragraph (b) of rule 485
  x   on April 30, 1999, pursuant to paragraph (b) (1) (iii) of rule
      485
      60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485
      75 days after filing pursuant to paragraph (a) (2) of rule 485
      on            , pursuant to paragraph (a) (2) of rule 485 Page _
                              of _    Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
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Part A
Item N-4 Item                                                                     Heading in Prospectus.

Item 1.  Cover Page                                                               Cover Page

Item 2.  Definitions                                                              Glossary

Item 3.  Synopsis or Highlights                                                   Summary of the Contract

Item 4.  Condensed Financial Information                                          Not Applicable

Item 5. General Description of Registrant, Depositor,                             Facts About EFILI,
        and The Portfolio Companies                                               The Variable Account, and the Funds

       (a)  Depositor                                                             EFILI

       (b)  Registrant                                                           The Variable Account

       (c)  Portfolio Company                                                    The Funds

       (d)  The Funds                                                            The Funds

       (e)  Voting                                                               Voting Rights

       (f)  Administrator                                                        Charges

Item 6.  Deductions and Expenses                                                 Charges

        a)  Deductions                                                           Charges; Premium Taxes

        b)  Sales Load                                                           Not applicable

        c)  Special purchase plans                                               Not applicable

        d)  Commissions                                                          Selling the Contracts

        e)  Registrant's expenses                                                Charges

        f)  Portfolio company deductions and expenses                            The Funds

        g)  Organizational expenses                                              Not applicable

Item 7. General Description of Variable Annuity Contracts

        a)  Rights                                                               Summary of the Contract;
                                                                                 Investments Allocation of Your
                                                                                 Purchase Payment; Death Benefit;
                                                                                 Facts About the Contract; Types of
                                                                                 Annuity Income Options; Voting
                                                                                 Rights; Other Contract Provisions

        b)  Provisions and limitations                                           Investment Allocation of Your
                                                                                 Purchase Payment; Free Look
                                                                                 Privilege

        c)  Changes in contracts or operations                                   Changes in Investment Options

        d)  Contract owner inquiries                                             Cover Page

Item 8. Annuity Period

        a)  Level of benefits                                                    Fixed, Variable or Combination
                                                                                 Annuity Income; Types of Annuity
                                                                                 Income Options

        b)  Annuity commencement date                                            Annuity Income Dates

        c)  Annuity payments                                                     Types of Annuity Income Options

        d)  Assumed investment return                                            Fixed, Variable or Combination
                                                                                 Annuity Income

        e)  Minimums                                                             Cover Page, Summary of the
                                                                                 Contract

        f)  Rights to change options or transfer contract                        Investment Allocation of Your
                 value                                                           Purchase Payment

Item 9. Death Benefit

        a)  Death benefit Calculation                                            Death Benefit

        b)  Forms of benefits                                                    Death Benefit; Types of Annuity
                                                                                 Options; Fixed, Variable, or
                                                                                 Combination Annuity Income

Item 10.  Purchases and Contract Values

        a)  Procedures for purchases                                             Purchase of a Contract

        b)  Accumulation unit value                                              Not applicable

        c)  Calculation of accumulation unit value                               Not applicable

        d)  Principal underwriter                                                Selling the Contracts

Item 11.  Redemptions

        a)  Redemptions procedures                                               Not applicable

        b)  Texas Optional Retirement Program                                    Not Applicable

        c)  Delay                                                                Postponement of Benefits

        d)  Lapse                                                                Not Applicable

        e)  Revocation rights                                                    Free Look Privilege

Item 12.  Taxes

        a)  Tax Consequences                                                     Tax Considerations

        b)  Qualified plans                                                      Tax Considerations

        c)  Impact of taxes                                                      Tax Considerations

Item 13.  Legal Proceedings                                                      Litigation

Item 14.  Table of Contents for Statement of                                     Table of Contents for Statement of
          Additional Information                                                 Additional Information
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Part B
Item N-4 Item                                                           Heading in Statement of Additional  Information.

Item 15.  Cover Page                                                    Cover Page

Item 16.  Table of Contents                                             Table of Contents

Item 17.  General Information and History

 a)  Name Change                                                        Not Applicable

 b)  Attributions of Assets                                             Not Applicable

 c)  Control of Depositor                                               EFILI (Prospectus)

Item 18.  Services

 a)  Fees, expenses and costs                                           Fee Table (prospectus); Charges
                                                                        (prospectus); The Funds (prospectus)

 b)  Management - related services                                      Service Agreements

 c)  Custodian and independent public accountant                        Independent Accountants

 d)  Other custodianship                                                Safekeeping of Variable Account
                                                                        Assets

 e)  Administrative servicing agent                                     Not applicable

 f)  Depositor as principal Underwriter                                 Not Applicable

Item 19.  Purchase of Securities Being Offered

 a)  Manner of Offering                                                 Distribution of the Contracts; Selling
                                                                        the Contracts; (prospectus)

 b)  Sales Load                                                         Not applicable

Item 20.  Underwriters

 a)  Depositor or affiliate as principal underwriter                    Selling the Contracts (prospectus)

 b)  Continuous Offering                                                Distribution of Contracts

 c)  Underwriting commissions                                           Not Applicable

 d)  Payments to underwriter                                            Not Applicable

Item 21.  Calculation of Performance Data                               Performance

Item 22.  Annuity Payments                                              Fixed, Variable or Combination
                                                                        Annuity Income

Item 23.  Financial Statements

 a)  Registrant                                                         Financial Statements

 b)  Depositor                                                          Financial Statements

PROSPECTUS

INCOME ADVANTAGE

INTRODUCTION

This prospectus describes a single premium immediate variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life
Insurance Company ("EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity
Investments. Under the Contract, we provide lifetime annuity income to you (the "Annuitant") at regular intervals (the "Annuity Income
Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the
"Joint Annuitant"). You may choose a guaranteed minimum number of years of annuity income.

There are three types of Contracts. You may purchase:

(1) a "NON-QUALIFIED CONTRACT" with money from any source;

(2) a "QUALIFIED CONTRACT" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b)
plans, 401(k) plans, or IRAs;    and

(3) a "TAX-SHELTERED ANNUITY CONTRACT" arranged with your employer using money from a 403(b) tax-sheltered annuity plan.

You purchase a Contract with a single payment (the "Purchase
Payment"). You may not make additional purchase payments. The minimum
Purchase Payment for a Contract is generally $25,000.

For a NON-QUALIFIED CONTRACT, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For QUALIFIED
CONTRACTS and TAX-SHELTERED ANNUITY CONTRACTS the entire amount of annuity income each year will generally be taxable. For a more detailed discussion of the tax treatment of annuity income, see TAX
CONSIDERATIONS on page 145.

INVESTMENT OPTIONS

You allocate your Purchase Payment between FIXED and VARIABLE ANNUITY
INCOME. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

If you allocate all or a portion to variable annuity income, you may choose one or more of the twenty-eight Investment Options of the Empire Fidelity Investments Variable Annuity Account A (the "Variable
Account"). Amounts allocated to the Investment Options will result in annuity income that varies in amount according to the investment results of the Investment Options. The Investment Options invest in the mutual fund portfolios ("Portfolios") of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and Variable
Insurance Products Fund III (the "Fidelity Funds"). FIDELITY
MANAGEMENT & RESEARCH COMPANY ("FMR") manages the Fidelity Funds.

The Investment Options also invest in mutual fund portfolios managed by MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. ("MSDW
INVESTMENT MANAGEMENT"), PILGRIM BAXTER & ASSOCIATES, LTD. OR PILGRIM
BAXTER VALUE INVESTORS, INC., ("PBHG"), STRONG CAPITAL MANAGEMENT,
INC. ("STRONG") and WARBURG PINCUS ASSET MANAGEMENT, INC. ("WARBURG
PINCUS") ("Other Funds").

All mutual fund portfolios available in this prospectus are collectively known as the "Funds." Additional Investment Options may be added in the future.

LEGAL INFORMATION

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated
April 30, 1999. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC
Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 157.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE
SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR
DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS
NOT VALID UNLESS ACCOMPANIED BY EITHER THE CURRENT PROSPECTUS FOR THE
MONEY MARKET INVESTMENT OPTION OR THE PROSPECTUSES FOR ALL THE
INVESTMENT OPTIONS AVAILABLE IN THE CONTRACT.

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT
CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY
NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS    LIFE

Nationally  1-800-544-2442

Date: April 30, 1999

PROSPECTUS CONTENTS



GLOSSARY                        9

Summary of the Contract         11

FACTS ABOUT EFILI, THE
VARIABLE ACCOUNT AND THE FUNDS

EFILI                           15

The Variable Account            15

The Funds                       16

FACTS ABOUT THE CONTRACT

Purchase of a Contract          140

Free Look Privilege             140

Investment Allocation of Your   140
Purchase Payment

Charges                         141

Annuity Income Dates            141

Signature Guarantee             141

Death Benefit                   141

Fixed, Variable or              141
Combination Annuity Income

Benchmark Rate of Return        142

Types of Annuity Income         144
Options

Reports                         145

MORE ABOUT THE CONTRACT

Tax Considerations              146

Other Contract Provisions       148

Selling the Contracts           148

Postponement of Benefits        148

MORE ABOUT THE VARIABLE
ACCOUNT AND THE FUNDS

Changes in Investment Options   148

Total Return for an             149
Investment Option

Voting Rights                   149

Resolving Material Conflicts    149

Performance                     149

Litigation                      149

Appendix - Illustrations of     150
Values

Table of Contents of the        157
Statement of Additional
Information



GLOSSARY

ANNUITANT - You are the Annuitant. You receive lifetime income. For
Qualified Contracts and Tax-Sheltered Annuity Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. You must also be an Owner.

ANNUITY INCOME DATES - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income
Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.

ANNUITY INCOME UNIT - A unit of measure used to calculate the amount of variable annuity income.

BENCHMARK RATE OF RETURN - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark
Rate of Return applies only to the variable income portion of the Contract.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the performance (after all expenses) of the Investment
Options you choose matches the benchmark, annuity income will stay constant. If the performance exceeds the benchmark, annuity income will increase. If performance falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%.
We may make other rates available, as permitted by state law.

BENEFICIARY(IES) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT - A Contract designed to provide you and the Joint Annuitant
(if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.

CONTRACT DATE - The date your Contract becomes effective. This will be stated in your Contract.

FUNDS - Variable Insurance Products Fund, Variable Insurance Products
Fund II, Variable Insurance Products Fund III and Other Funds available in the Contract.

INVESTMENT OPTIONS - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified
Contract, it means a Contract that qualifies as an Individual
Retirement Annuity as defined in Section 408(b) of the Code.

JOINT ANNUITANT - The Joint Annuitant (if any), receives lifetime annuity income. However, for Qualified Contracts and Tax-Sheltered
Annuity Contracts, all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts and Tax-Sheltered
Annuity Contracts the Joint Annuitant may not be an Owner.

NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract or
Tax-Sheltered Annuity Contract. This type of Contract may be purchased with money from any source.

OWNER(S) - The person(s) who have certain rights under the Contract.
You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract or Tax-Sheltered Annuity Contract, where only one Owner is permitted).
The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.

PORTFOLIO - An investment portfolio of a Fund.

QUALIFIED CONTRACT - A Contract that qualifies as an Individual
Retirement Annuity under Section 408(b) of the Code.

TAX-SHELTERED ANNUITY CONTRACT - A Contract purchased with money in a tax-sheltered annuity under section 403(b) of the Code.

   TOTAL     RETURN - An index used to measure the investment
performance of an Investment Option from one Valuation Period to the next.

VALUATION PERIOD - The period of time from the time Annuity Income
Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business
(normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

VARIABLE ACCOUNT - Empire Fidelity Investments Variable Annuity
Account A.

YOU - The Annuitant. The Annuitant is always an Owner.

THIS PAGE INTENTIONALLY LEFT BLANK

SUMMARY OF THE CONTRACT

PURPOSE

This variable annuity contract provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income. See TYPES OF
ANNUITY INCOME OPTIONS on page 143. You may choose annuity income that is ENTIRELY FIXED, ENTIRELY VARIABLE, or a COMBINATION OF FIXED AND
VARIABLE. See FIXED, VARIABLE OR COMBINATION ANNUITY INCOME on page
140.

ANNUITY INCOME

We guarantee to provide annuity income for each Annuity Income Date
for your lifetime and for the lifetime of the Joint Annuitant   ,
    if any. We guarantee the amount of fixed annuity income on each
Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of
Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to
you   ,     or to you and the Joint Annuitant. The Federal income tax
laws have a special requirement for Qualified and Tax-Sheltered
Annuity Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified
Contracts and Tax-Sheltered Annuity Contracts you must be the only
Owner.

PURCHASE OF CONTRACT

You purchase the Contract with a single Purchase Payment. The minimum
Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are three types of Contracts. You may purchase a Non-qualified
Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract using money from a 403(b) tax-sheltered annuity plan.

INVESTMENT OPTIONS

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity
Income Date to the next according to the investment results of the Investment Options you select.

There are currently twenty-eight variable Subaccounts.

(small solid bullet) Five Subaccounts invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products Fund.
The Variable Insurance Products Fund currently offers Money Market
Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth
Portfolio   ,     and Overseas Portfolio.

(small solid bullet) Five Investment Options invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products
Fund II. The Variable Insurance Products Fund II currently offers
Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500
Portfolio, Asset Manager: Growth Portfolio   ,     and Contrafund
Portfolio.

(small solid bullet) Three Investment Options invest in shares of one of the mutual fund portfolios of Fidelity Variable Insurance Products
Fund III. The Variable Insurance Products Fund III currently offers
Growth & Income Portfolio, Balanced Portfolio, and Growth
Opportunities Portfolio.

(small solid bullet) The remaining Investment Options invest in shares of one of the mutual fund portfolios of Morgan Stanley Dean Witter,
PBHG, Strong   ,     or Warburg Pincus.

FREE LOOK PERIOD

THE PORTION OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE ANNUITY
INCOME WILL BE PLACED IN THE MONEY MARKET INVESTMENT OPTION DURING THE
MONEY MARKET PERIOD, AND YOU MAY CURRENTLY REALLOCATE AMONG THE
VARIABLE INVESTMENT OPTIONS AT ANY TIME AFTER THE END OF THE MONEY
MARKET PERIOD.

You may return the Contract for a refund during the free look period.
See FREE LOOK PRIVILEGE on page 139.    ONCE THE FREE LOOK PERIOD
EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND    . If neither
you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your
Purchase Payment to your Beneficiary or Beneficiaries. See DEATH
BENEFIT on page 140.

IMPORTANT

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. Please retain the Contract together with its attached application. Together they are the entire agreement between you and EFILI.

FEE TABLE

This information may assist you in understanding the various costs and
expenses that a Contract    Owner     will bear directly or
indirectly. It reflects expenses of the Variable Account as well as the Portfolios. The tables below do not reflect any deductions for taxes. Any applicable premium taxes are deducted from a Contract on the Contract Date. See CHARGES on page 141 for additional information.

CONTRACT EXPENSES
NONE


SEPARATE ACCOUNT ANNUAL
EXPENSES
(as a percentage of Portfolio
average net assets)

Mortality and Expense Risk     0.75%
Charge

Account Fees and Expenses:

Administrative Charge          0.25%

Total Separate Account Annual  1.00%
Expenses




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PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)

FIDELITYA                     Management Fees  Other Expenses  Total Annual Expenses (after reimbursement)

Asset Manager                  0.54%            0.09%           0.63%

Money Market                   0.20%            0.10%           0.30%

Investment Grade Bond          0.43%            0.14%           0.57%

High Income                    0.58%            0.12%           0.70%

Equity-Income                  0.49%            0.08%           0.57%

Index 500                      0.24%            0.04%           0.28%B

Growth                         0.59%            0.07%           0.66%

Overseas                       0.74%            0.15%           0.89%

Asset Manager: Growth          0.59%            0.13%           0.72%

Contrafund                     0.59%            0.07%           0.66%

Growth Opportunities           0.59%            0.11%           0.70%

Balanced                       0.44%            0.14%           0.58%

Growth & Income                0.49%            0.11%           0.60%

MSDW INVESTMENT MANAGEMENT

Emerging Markets Debt          0.27%            1.25%           1.52%C

Emerging Markets Equity        0.00%            1.95%           1.95%C

Global Equity                  0.32%            0.83%           1.15%C

International Magnum           0.15%            1.00%           1.15%C

PBHG

Select 20                      0.84%            0.36%           1.20%D

Growth II                      0.51%            0.69%           1.20%D

Large Cap Value                0.18%            0.82%           1.00%D

Small Cap Value                0.74%            0.46%           1.20%D

Technology & Communications    0.49%            0.71%           1.20%D

STRONG

Discovery Fund II              1.00%            0.18%           1.18%

Growth Fund II*                1.00%            0.20%           1.20%E

Opportunity Fund II            1.00%            0.16%           1.16%

WARBURG PINCUS

International Equity           1.00%            0.33%           1.33%F

Post-Venture Capital           1.08%            0.32%           1.40%F

Small Company Growth           0.90%            0.24%           1.14%F



A A PORTION OF THE BROKERAGE COMMISSIONS THAT CERTAIN FUNDS PAY WAS USED TO REDUCE FUND EXPENSES. IN ADDITION, CERTAIN FUNDS, OR FMR ON BEHALF OF CERTAIN FUNDS, HAVE ENTERED INTO ARRANGEMENTS WITH THEIR CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF UNINVESTED CASH
BALANCES WERE USED TO REDUCE CUSTODIAN EXPENSES.    WITHOUT     THESE
REDUCTIONS, THE TOTAL OPERATING EXPENSES PRESENTED IN THE TABLE WOULD
HAVE BEEN .58% FOR EQUITY-INCOME PORTFOLIO, .6   8    % FOR GROWTH
PORTFOLIO, .91% FOR OVERSEAS PORTFOLIO, .6   4    % FOR ASSET MANAGER
PORTFOLIO, .70% FOR CONTRAFUND PORTFOLIO, .73% FOR ASSET MANAGER:
GROWTH PORTFOLIO, .71% FOR GROWTH OPPORTUNITIES PORTFOLIO, .   59    %
FOR BALANCED PORTFOLIO, AND .6   1    % FOR GROWTH AND INCOME
PORTFOLIO.

B FMR AGREED TO REIMBURSE A PORTION OF INDEX 500 PORTFOLIO'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S MANAGEMENT FEE, OTHER EXPENSES AND TOTAL EXPENSES WOULD HAVE BEEN .24%, .11% AND
 .3   5    %, RESPECTIVELY.

C MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC., WITH RESPECT TO THE PORTFOLIOS, HAS VOLUNTARILY AGREED TO WAIVE RECEIPT OF ITS
MANAGEMENT FEES AND AGREED TO REIMBURSE    CERTAIN EXPENSES OF     THE
PORTFOLIO. MSDW INVESTMENT MANAGEMENT MAY TERMINATE THIS VOLUNTARY
WAIVER    AND REIMBURSEMENT     AT ANY TIME AT ITS SOLE DISCRETION.
WITHOUT WAIVERS AND REIMBURSEMENTS, "MANAGEMENT FEES," "OTHER EXPENSES" AND "TOTAL ANNUAL EXPENSES," RESPECTIVELY, WOULD BE AS
FOLLOWS: EMERGING MARKETS DEBT PORTFOLIO (0.80%, 1.2   5    %,
2.0   5    %); EMERGING MARKETS EQUITY PORTFOLIO (1.25%, 2.20%,
   3.45    %); GLOBAL EQUITY PORTFOLIO (0.80%, 0.83%, 1.   6    3%);
INTERNATIONAL MAGNUM PORTFOLIO (0.80%, 1.   00    %,    1.80    %).

D PILGRIM BAXTER & ASSOCIATES, LTD. (THE "ADVISER") HAS VOLUNTARILY AGREED TO WAIVE OR LIMIT ITS ADVISORY FEES OR ASSUME OTHER EXPENSES IN AN AMOUNT THAT OPERATES TO LIMIT TOTAL OPERATING EXPENSES OF THE PORTFOLIOS TO NOT MORE THAN 1.20% OF THE AVERAGE DAILY NET ASSETS OF THE GROWTH II, SMALL CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS AND TO NOT MORE THAN 1.00% OF THE AVERAGE DAILY NET ASSETS OF THE LARGE CAP VALUE PORTFOLIO, THROUGH DECEMBER 31,
199   9    . TOTAL OPERATING EXPENSES INCLUDE, BUT ARE NOT LIMITED TO,
EXPENSES SUCH AS INVESTMENT ADVISORY FEES, TRANSFER AGENT FEES AND LEGAL FEES. SUCH WAIVERS OF ADVISORY FEES AND POSSIBLE ASSUMPTIONS OF OTHER EXPENSES BY THE ADVISER IS SUBJECT TO A POSSIBLE REIMBURSEMENT BY THE PORTFOLIOS IN FUTURE YEARS IF SUCH REIMBURSEMENT CAN BE ACHIEVED WITHIN FOREGOING ANNUAL EXPENSE LIMITS. SUCH FEE WAIVER/EXPENSE REIMBURSEMENT ARRANGEMENTS MAY BE MODIFIED OR TERMINATED AT ANY TIME AFTER DECEMBER 31, 1998. ABSENT SUCH FEE WAIVERS/EXPENSE REIMBURSEMENTS THE ADVISORY FEES AND ESTIMATED TOTAL OPERATING EXPENSES FOR THE GROWTH II, SMALL CAP VALUE, LARGE CAP VALUE, TECHNOLOGY & COMMUNICATIONS AND SELECT 20 PORTFOLIOS WOULD BE
   0.85    % AND 1.54%; 1.   00    % AND 1.46%;    0    .   65    %
AND    1.47    %;    0.85    % AND    1.56    %; AND 0.8   5    % AND
1.   21    %, RESPECTIVELY.

E STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISER, HAS VOLUNTARILY AGREED TO CAP THE FUND'S TOTAL OPERATING EXPENSES AT 1.20%. THE ADVISER HAS NO CURRENT INTENTION TO, BUT MAY IN THE FUTURE, DISCONTINUE OR MODIFY ANY WAIVER OF FEES OR ABSORPTION OF EXPENSES AT ITS DISCRETION WITH APPROPRIATE NOTIFICATION TO ITS SHAREHOLDERS.
MANAGEMENT FEES, OTHER EXPENSES, AND TOTAL ANNUAL E   X    PENSES FOR
DISCOVERY II, OPPORTUNITY II, AND GROWTH FUND II ARE CALCULATED
   O    N AN ANNUALIZED BASIS FROM THE BEGINNING OF THE FISCAL YEAR
THROUGH THE CURRENT    Q    UARTER END.    THE ADVISOR FOR THE GROWTH
FUND II PORTFOLIO IS ABSORBING EXPENSES OF 0.35%. WITHOUT THESE ABSORPTIONS THE EXPENSE RATIO WOULD HAVE BEEN 1.55%. *GROWTH FUND II IS CURRENTLY CALLED MID CAP GROWTH FUND II.

F MANAGEMENT FEES, OTHER EXPENSES AND TOTAL ANNUAL EXPENSES FOR THE INTERNATIONAL EQUITY, POST-VENTURE CAPITAL AND SMALL COMPANY GROWTH PORTFOLIOS ARE BASED ON ACTUAL EXPENSES FOR THE FISCAL YEAR ENDED
DECEMBER 31, 199   8    , NET ANY FEE WAIVERS OR EXPENSE
REIMBURSEMENTS. WITHOUT SUCH WAIVERS OR REIMBURSEMENTS, MANAGEMENT FEES WOULD HAVE EQUALED 1.00%, 1.25% AND 0.90%; OTHER EXPENSES WOULD
HAVE EQUALLED 0.   33    %, 0.45% AND 0.24%; AND TOTAL ANNUAL EXPENSES
WOULD HAVE EQUALLED 1.   33    %, 1.   70    % AND 1.14% FOR THE
INTERNATIONAL EQUITY   , POST-VENTURE CAPITAL,     AND SMALL COMPANY
GROWTH PORTFOLIOS, RESPECTIVELY.    FEE WAIVERS AND EXPENSE
REIMBURSEMENTS OR CREDITS MAY BE DISCONTINUED AT ANY TIME.

FACTS ABOUT EFILI, THE VARIABLE ACCOUNT AND THE FUNDS

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies.
Edward C. Johnson 3d,    the     Johnson family members, and various
   key employees of FMR Corp. own the voting common stock of     FMR
Corp. EFILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 200 Liberty Street, One World Financial Center, New York, New York 10281.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.

THE FUNDS

FIDELITY:

The Fidelity Funds are Variable Insurance Products Fund, Variable
Insurance Products Fund II, and Variable Insurance Products Fund III.
Each Fund is an open-end   ed    , diversified management investment
company organized by FMR and is the type of investment company commonly known as a series mutual fund.

The investment objectives of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are described below. There is of course no assurance that any Portfolio will meet its investment objective.

Following the description of each Portfolio is a graph showing how your annuity income can fluctuate based on past investment performance through December 31, 199 8 . Each graph shows the effect that the Portfolio's investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations.

Annuity income increases for a given month if the annualized
   Total     of Return for that month is higher than the Benchmark
Rate of Return, and decreases for a given month if the annualized
   Total     of Return is lower than the Benchmark Rate of Return. The
Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and
Joint Annuitant, if any), the annuity income option   ,     and the
first Annuity Income Date. Suppose a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning on the Contract Date. If there is no Joint Annuitant and no guarantee period and he chooses a 5% Benchmark Rate of Return, the Purchase Payment needed
would be $   74,279    . If the purchaser were female, the Purchase
Payment necessary would be $   83,175    . This is because females
have a longer life expectancy than males.

All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.

The graphs for the Other Funds are not available.

   ASSET MANAGER PORTFOLIO OF FIDELITY VARIABLE INSURANCE PRODUCTS FUND II seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

   (small solid bullet) Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

   (small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (30% - 70%), bond class (20% - 60%), and short-term/money market class (0% - 50%).

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

   INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among stocks, bonds, short-term instruments and other types of securities. The fund's assets may also be invested in other instruments that do not fall within these classes. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      ASSET MANAGER

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00                                                    $500

Oct-89             31.00               0.20                        100.11%  $499

Nov-89             30.00               0.40                        100.32%  $498

Dec-89             31.00               0.31                        100.22%  $497

Jan-90             31.00               -2.21                       97.71%   $484

Feb-90             28.00               1.03                        100.95%  $486

Mar-90             31.00               0.81                        100.73%  $488

Apr-90             30.00               -1.31                       98.61%   $479

May-90             31.00               5.10                        105.01%  $501

Jun-90             30.00               0.78                        100.69%  $503

Jul-90             31.00               -0.19                       99.72%   $499

Aug-90             31.00               -3.28                       96.64%   $480

Sep-90             30.00               -2.10                       97.82%   $468

Oct-90             31.00               0.51                        100.42%  $468

Nov-90             30.00               4.87                        104.78%  $489

Dec-90             31.00               2.90                        102.81%  $500

Jan-91             31.00               4.79                        104.70%  $522

Feb-91             28.00               3.91                        103.83%  $540

Mar-91             31.00               1.61                        101.53%  $545

Apr-91             30.00               1.50                        101.42%  $551

May-91             31.00               2.26                        102.17%  $561

Jun-91             30.00               -1.79                       98.13%   $548

Jul-91             31.00               2.51                        102.42%  $559

Aug-91             31.00               2.03                        101.94%  $567

Sep-91             30.00               0.58                        100.50%  $568

Oct-91             31.00               0.66                        100.57%  $569

Nov-91             30.00               -1.64                       98.28%   $557

Dec-91             31.00               4.32                        104.23%  $578

Jan-92             31.00               1.27                        101.19%  $582

Feb-92             29.00               1.94                        101.86%  $591

Mar-92             31.00               -0.24                       99.67%   $587

Apr-92             30.00               1.47                        101.38%  $592

May-92             31.00               1.04                        100.96%  $596

Jun-92             30.00               -0.08                       99.84%   $592

Jul-92             31.00               1.67                        101.58%  $599

Aug-92             31.00               -0.31                       99.60%   $594

Sep-92             30.00               0.63                        100.54%  $595

Oct-92             31.00               0.16                        100.07%  $593

Nov-92             30.00               2.18                        102.10%  $603

Dec-92             31.00               1.60                        101.51%  $610

Jan-93             31.00               1.80                        101.71%  $618

Feb-93             28.00               0.94                        100.86%  $621

Mar-93             31.00               2.83                        102.74%  $635

Apr-93             30.00               0.60                        100.52%  $636

May-93             31.00               1.70                        101.61%  $643

Jun-93             30.00               0.80                        100.72%  $645

Jul-93             31.00               1.23                        101.14%  $650

Aug-93             31.00               2.92                        102.83%  $666

Sep-93             30.00               0.07                        99.99%   $663

Oct-93             31.00               2.70                        102.61%  $677

Nov-93             30.00               -0.13                       99.79%   $673

Dec-93             31.00               4.05                        103.96%  $697

Jan-94             31.00               3.18                        103.09%  $716

Feb-94             28.00               -3.18                       96.75%   $690

Mar-94             31.00               -4.70                       95.22%   $654

Apr-94             30.00               0.07                        99.99%   $651

May-94             31.00               0.86                        100.77%  $654

Jun-94             30.00               -1.91                       98.01%   $638

Jul-94             31.00               1.73                        101.64%  $646

Aug-94             31.00               2.34                        102.25%  $658

Sep-94             30.00               -1.18                       98.74%   $647

Oct-94             31.00               0.49                        100.40%  $647

Nov-94             30.00               -1.47                       98.45%   $634

Dec-94             31.00               -2.20                       97.72%   $617

Jan-95             31.00               -0.65                       99.27%   $610

Feb-95             28.00               1.62                        101.54%  $617

Mar-95             31.00               1.32                        101.23%  $622

Apr-95             30.00               1.59                        101.51%  $629

May-95             31.00               1.28                        101.19%  $634

Jun-95             30.00               0.84                        100.76%  $636

Jul-95             31.00               3.56                        103.47%  $655

Aug-95             31.00               1.21                        101.12%  $660

Sep-95             30.00               1.26                        101.18%  $665

Oct-95             31.00               -1.31                       98.61%   $653

Nov-95             30.00               2.60                        102.52%  $667

Dec-95             31.00               2.53                        102.44%  $680

Jan-96             31.00               2.15                        102.06%  $692

Feb-96             29.00               -0.27                       99.65%   $686

Mar-96             31.00               1.06                        100.97%  $690

Apr-96             30.00               1.05                        100.97%  $694

May-96             31.00               0.78                        100.69%  $696

Jun-96             30.00               0.90                        100.82%  $699

Jul-96             31.00               -1.66                       98.26%   $684

Aug-96             31.00               0.20                        100.11%  $682

Sep-96             30.00               3.64                        103.55%  $703

Oct-96             31.00               2.57                        102.48%  $718

Nov-96             30.00               4.95                        104.86%  $750

Dec-96             31.00               -1.46                       98.46%   $735

Jan-97             31.00               3.01                        102.92%  $753

Feb-97             28.00               0.86                        100.78%  $756

Mar-97             31.00               -3.80                       96.12%   $724

Apr-97             30.00               3.42                        103.33%  $745

May-97             31.00               4.80                        104.71%  $777

Jun-97             30.00               2.66                        102.58%  $794

Jul-97             31.00               5.78                        105.69%  $836

Aug-97             31.00               -2.73                       97.19%   $809

Sep-97             30.00               3.22                        103.13%  $831

Oct-97             31.00      1.00%    -1.64                       98.28%   $813

Nov-97             30.00      0.80%    2.31                        102.24%  $828

Dec-97             31.00      0.80%    1.52                        101.45%  $837

Jan-98             31.00      0.80%    0.33                        100.26%  $835

Feb-98             28.00      0.80%    4.50                        104.44%  $869

Mar-98             31.00      0.80%    2.90                        102.83%  $890

Apr-98             30.00      0.80%    -0.12                       99.81%   $885

May-98             31.00      0.80%    -0.53                       99.40%   $876

Jun-98             30.00      0.80%    1.95                        101.88%  $889

Jul-98             31.00      0.80%    -0.64                       99.29%   $879

Aug-98             31.00      0.80%    -9.10                       90.84%   $795

Sep-98             30.00      0.80%    3.34                        103.27%  $818

Oct-98             31.00      0.80%    4.35                        104.28%  $849

Nov-98             30.00      0.80%    3.81                        103.74%  $877

Dec-98             31.00      0.80%    4.13                        104.06%  $909





Listed in Order                                                    Max      909

to match MFPR                                                      Min      468



   MONEY MARKET PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing in U.S. dollar-denominated money market securities, including U.S. Government securities and repurchase agreements, and entering into reverse repurchase agreements.

   (small solid bullet) Investing more than 25% of total assets in the financial services industry.

   (small solid bullet) Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

   INVESTOR PROFILE. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      MONEY MARKET

Apr-82                        0.01                                          $500

May-82             31.00               1.16                        101.07%  $503

Jun-82             30.00               1.12                        101.04%  $506

Jul-82             31.00               1.18                        101.09%  $510

Aug-82             31.00               1.03                        100.94%  $513

Sep-82             30.00               0.89                        100.81%  $515

Oct-82             31.00               0.86                        100.78%  $516

Nov-82             30.00               0.80                        100.71%  $518

Dec-82             31.00               0.77                        100.68%  $519

Jan-83             31.00               0.72                        100.63%  $521

Feb-83             28.00               0.63                        100.56%  $521

Mar-83             31.00               0.70                        100.61%  $523

Apr-83             30.00               0.68                        100.60%  $524

May-83             31.00               0.69                        100.60%  $525

Jun-83             30.00               0.68                        100.60%  $526

Jul-83             31.00               0.77                        100.69%  $527

Aug-83             31.00               0.80                        100.72%  $529

Sep-83             30.00               0.79                        100.70%  $530

Oct-83             31.00               0.80                        100.71%  $532

Nov-83             30.00               0.76                        100.68%  $533

Dec-83             31.00               0.77                        100.68%  $535

Jan-84             31.00               0.77                        100.69%  $536

Feb-84             29.00               0.73                        100.65%  $537

Mar-84             31.00               0.80                        100.71%  $539

Apr-84             30.00               0.80                        100.72%  $541

May-84             31.00               0.85                        100.76%  $543

Jun-84             30.00               0.85                        100.77%  $545

Jul-84             31.00               0.91                        100.82%  $547

Aug-84             31.00               0.92                        100.83%  $549

Sep-84             30.00               0.90                        100.82%  $551

Oct-84             31.00               0.90                        100.81%  $553

Nov-84             30.00               0.79                        100.71%  $555

Dec-84             31.00               0.75                        100.66%  $557

Jan-85             31.00               0.71                        100.62%  $558

Feb-85             28.00               0.62                        100.54%  $559

Mar-85             31.00               0.70                        100.61%  $560

Apr-85             30.00               0.68                        100.60%  $561

May-85             31.00               0.68                        100.60%  $562

Jun-85             30.00               0.62                        100.54%  $563

Jul-85             31.00               0.63                        100.54%  $563

Aug-85             31.00               0.63                        100.55%  $564

Sep-85             30.00               0.62                        100.53%  $565

Oct-85             31.00               0.65                        100.56%  $566

Nov-85             30.00               0.63                        100.55%  $566

Dec-85             31.00               0.65                        100.57%  $567

Jan-86             31.00               0.65                        100.56%  $568

Feb-86             28.00               0.57                        100.50%  $569

Mar-86             31.00               0.62                        100.54%  $570

Apr-86             30.00               0.57                        100.49%  $570

May-86             31.00               0.56                        100.47%  $570

Jun-86             30.00               0.54                        100.45%  $571

Jul-86             31.00               0.55                        100.46%  $571

Aug-86             31.00               0.52                        100.44%  $571

Sep-86             30.00               0.48                        100.39%  $571

Oct-86             31.00               0.49                        100.40%  $571

Nov-86             30.00               0.47                        100.38%  $571

Dec-86             31.00               0.49                        100.40%  $571

Jan-87             31.00               0.50                        100.41%  $571

Feb-87             28.00               0.43                        100.36%  $571

Mar-87             31.00               0.48                        100.40%  $570

Apr-87             30.00               0.48                        100.40%  $570

May-87             31.00               0.52                        100.43%  $571

Jun-87             30.00               0.52                        100.44%  $571

Jul-87             31.00               0.54                        100.45%  $571

Aug-87             31.00               0.54                        100.45%  $571

Sep-87             30.00               0.53                        100.45%  $572

Oct-87             31.00               0.57                        100.49%  $572

Nov-87             30.00               0.54                        100.46%  $572

Dec-87             31.00               0.59                        100.51%  $573

Jan-88             31.00               0.58                        100.49%  $573

Feb-88             29.00               0.51                        100.43%  $573

Mar-88             31.00               0.54                        100.46%  $574

Apr-88             30.00               0.52                        100.44%  $574

May-88             31.00               0.55                        100.47%  $574

Jun-88             30.00               0.56                        100.48%  $575

Jul-88             31.00               0.60                        100.51%  $575

Aug-88             31.00               0.63                        100.55%  $576

Sep-88             30.00               0.63                        100.55%  $577

Oct-88             31.00               0.66                        100.57%  $578

Nov-88             30.00               0.65                        100.57%  $579

Dec-88             31.00               0.71                        100.63%  $580

Jan-89             31.00               0.74                        100.65%  $581

Feb-89             28.00               0.67                        100.59%  $582

Mar-89             31.00               0.78                        100.69%  $584

Apr-89             30.00               0.77                        100.69%  $586

May-89             31.00               0.79                        100.71%  $587

Jun-89             30.00               0.75                        100.67%  $589

Jul-89             31.00               0.75                        100.67%  $590

Aug-89             31.00               0.73                        100.64%  $592

Sep-89             30.00               0.71                        100.63%  $593

Oct-89             31.00               0.69                        100.60%  $594

Nov-89             30.00               0.68                        100.59%  $595

Dec-89             31.00               0.71                        100.62%  $597

Jan-90             31.00               0.66                        100.57%  $597

Feb-90             28.00               0.60                        100.53%  $598

Mar-90             31.00               0.69                        100.60%  $600

Apr-90             30.00               0.63                        100.55%  $600

May-90             31.00               0.67                        100.58%  $601

Jun-90             30.00               0.64                        100.56%  $602

Jul-90             31.00               0.66                        100.58%  $603

Aug-90             31.00               0.65                        100.56%  $604

Sep-90             30.00               0.63                        100.54%  $605

Oct-90             31.00               0.65                        100.57%  $606

Nov-90             30.00               0.63                        100.55%  $607

Dec-90             31.00               0.65                        100.56%  $608

Jan-91             31.00               0.64                        100.55%  $608

Feb-91             28.00               0.54                        100.46%  $609

Mar-91             31.00               0.50                        100.41%  $609

Apr-91             30.00               0.56                        100.48%  $609

May-91             31.00               0.50                        100.41%  $609

Jun-91             30.00               0.44                        100.36%  $609

Jul-91             31.00               0.52                        100.43%  $609

Aug-91             31.00               0.46                        100.38%  $609

Sep-91             30.00               0.47                        100.39%  $609

Oct-91             31.00               0.45                        100.37%  $609

Nov-91             30.00               0.41                        100.33%  $608

Dec-91             31.00               0.44                        100.35%  $608

Jan-92             31.00               0.41                        100.32%  $607

Feb-92             29.00               0.34                        100.26%  $606

Mar-92             31.00               0.37                        100.28%  $606

Apr-92             30.00               0.33                        100.25%  $605

May-92             31.00               0.30                        100.22%  $604

Jun-92             30.00               0.33                        100.25%  $603

Jul-92             31.00               0.31                        100.22%  $601

Aug-92             31.00               0.30                        100.22%  $600

Sep-92             30.00               0.28                        100.20%  $599

Oct-92             31.00               0.28                        100.19%  $598

Nov-92             30.00               0.29                        100.21%  $597

Dec-92             31.00               0.30                        100.21%  $595

Jan-93             31.00               0.28                        100.19%  $594

Feb-93             28.00               0.26                        100.18%  $593

Mar-93             31.00               0.29                        100.20%  $592

Apr-93             30.00               0.26                        100.18%  $590

May-93             31.00               0.24                        100.15%  $589

Jun-93             30.00               0.29                        100.21%  $588

Jul-93             31.00               0.26                        100.17%  $586

Aug-93             31.00               0.27                        100.18%  $585

Sep-93             30.00               0.25                        100.17%  $584

Oct-93             31.00               0.24                        100.15%  $582

Nov-93             30.00               0.27                        100.19%  $581

Dec-93             31.00               0.27                        100.18%  $580

Jan-94             31.00               0.27                        100.18%  $578

Feb-94             28.00               0.24                        100.16%  $577

Mar-94             31.00               0.29                        100.20%  $576

Apr-94             30.00               0.28                        100.20%  $575

May-94             31.00               0.34                        100.25%  $574

Jun-94             30.00               0.34                        100.26%  $573

Jul-94             31.00               0.34                        100.25%  $572

Aug-94             31.00               0.40                        100.31%  $571

Sep-94             30.00               0.38                        100.30%  $571

Oct-94             31.00               0.41                        100.32%  $570

Nov-94             30.00               0.41                        100.33%  $570

Dec-94             31.00               0.45                        100.36%  $570

Jan-95             31.00               0.50                        100.41%  $570

Feb-95             28.00               0.45                        100.37%  $569

Mar-95             31.00               0.50                        100.41%  $569

Apr-95             30.00               0.45                        100.37%  $569

May-95             31.00               0.53                        100.44%  $569

Jun-95             30.00               0.48                        100.40%  $569

Jul-95             31.00               0.49                        100.40%  $569

Aug-95             31.00               0.48                        100.39%  $569

Sep-95             30.00               0.45                        100.37%  $569

Oct-95             31.00               0.49                        100.40%  $569

Nov-95             30.00               0.46                        100.38%  $569

Dec-95             31.00               0.44                        100.35%  $568

Jan-96             31.00               0.49                        100.40%  $568

Feb-96             29.00               0.42                        100.34%  $568

Mar-96             31.00               0.41                        100.32%  $568

Apr-96             30.00               0.45                        100.37%  $567

May-96             31.00               0.43                        100.34%  $567

Jun-96             30.00               0.39                        100.31%  $567

Jul-96             31.00               0.47                        100.38%  $566

Aug-96             31.00               0.43                        100.34%  $566

Sep-96             30.00               0.45                        100.37%  $566

Oct-96             31.00               0.45                        100.36%  $565

Nov-96             30.00               0.42                        100.34%  $565

Dec-96             31.00               0.46                        100.37%  $565

Jan-97             31.00               0.45                        100.36%  $565

Feb-97             28.00               0.40                        100.32%  $564

Mar-97             31.00               0.44                        100.35%  $564

Apr-97             30.00               0.44                        100.36%  $564

May-97             31.00               0.44                        100.35%  $563

Jun-97             30.00               0.46                        100.38%  $563

Jul-97             31.00               0.46                        100.37%  $563

Aug-97             31.00               0.43                        100.34%  $563

Sep-97             30.00               0.47                        100.39%  $562

Oct-97             31.00      1.00%    0.46                        100.37%  $562

Nov-97             30.00      0.80%    0.41                        100.34%  $562

Dec-97             31.00      0.80%    0.50                        100.43%  $562

Jan-98             31.00      0.80%    0.45                        100.38%  $562

Feb-98             28.00      0.80%    0.42                        100.36%  $562

Mar-98             31.00      0.80%    0.47                        100.40%  $562

Apr-98             30.00      0.80%    0.44                        100.37%  $562

May-98             31.00      0.80%    0.43                        100.36%  $561

Jun-98             30.00      0.80%    0.47                        100.40%  $561

Jul-98             31.00      0.80%    0.46                        100.39%  $561

Aug-98             31.00      0.80%    0.46                        100.39%  $561

Sep-98             30.00      0.80%    0.44                        100.37%  $561

Oct-98             31.00      0.80%    0.43                        100.36%  $561

Nov-98             30.00      0.80%    0.44                        100.37%  $560

Dec-98             31.00      0.80%    0.43                        100.36%  $560





Listed in Order                                                    Max      609

to match MFPR                                                      Min      500



   INVESTMENT GRADE BOND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks a high level of current income.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing in U.S. dollar-denominated investment-grade bonds.

   (small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

   (small solid bullet) Allocating assets across different market sectors and maturities.

   (small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.

   INVESTOR PROFILE. The fund may be appropriate for investors who want the potential for high current income from a portfolio of investment-grade debt securities. The fund's level of risk and potential reward depend on the quality and maturity of its investments, and has overall interest rate risk similar to the index. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      INVESTMENT GRADE BOND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00                                                    $500

Jan-89             31.00               0.87                        100.78%  $502

Feb-89             28.00               0.22                        100.14%  $501

Mar-89             31.00               0.62                        100.54%  $501

Apr-89             30.00               1.11                        101.03%  $504

May-89             31.00               1.11                        101.03%  $507

Jun-89             30.00               1.92                        101.84%  $515

Jul-89             31.00               1.56                        101.47%  $520

Aug-89             31.00               -0.80                       99.12%   $513

Sep-89             30.00               0.39                        100.31%  $513

Oct-89             31.00               1.55                        101.46%  $518

Nov-89             30.00               0.86                        100.78%  $520

Dec-89             31.00               0.41                        100.32%  $520

Jan-90             31.00               -0.23                       99.69%   $516

Feb-90             28.00               0.57                        100.49%  $517

Mar-90             31.00               0.30                        100.22%  $516

Apr-90             30.00               0.04                        99.96%   $513

May-90             31.00               1.57                        101.48%  $519

Jun-90             30.00               0.78                        100.70%  $520

Jul-90             31.00               0.99                        100.91%  $523

Aug-90             31.00               -0.01                       99.91%   $520

Sep-90             30.00               0.39                        100.31%  $520

Oct-90             31.00               0.01                        99.92%   $517

Nov-90             30.00               0.60                        100.52%  $518

Dec-90             31.00               1.04                        100.95%  $521

Jan-91             31.00               0.20                        100.12%  $519

Feb-91             28.00               1.01                        100.93%  $522

Mar-91             31.00               1.69                        101.61%  $528

Apr-91             30.00               1.47                        101.39%  $533

May-91             31.00               0.77                        100.69%  $535

Jun-91             30.00               0.19                        100.11%  $533

Jul-91             31.00               0.86                        100.77%  $535

Aug-91             31.00               2.09                        102.00%  $543

Sep-91             30.00               1.86                        101.77%  $551

Oct-91             31.00               1.09                        101.01%  $554

Nov-91             30.00               1.08                        101.00%  $557

Dec-91             31.00               2.98                        102.90%  $571

Jan-92             31.00               -0.99                       98.92%   $563

Feb-92             29.00               0.55                        100.47%  $563

Mar-92             31.00               -0.18                       99.73%   $559

Apr-92             30.00               0.73                        100.65%  $561

May-92             31.00               1.54                        101.45%  $566

Jun-92             30.00               1.16                        101.08%  $570

Jul-92             31.00               2.03                        101.94%  $579

Aug-92             31.00               0.60                        100.52%  $580

Sep-92             30.00               1.20                        101.12%  $584

Oct-92             31.00               -1.27                       98.65%   $573

Nov-92             30.00               -0.26                       99.66%   $569

Dec-92             31.00               1.42                        101.33%  $574

Jan-93             31.00               2.10                        102.01%  $583

Feb-93             28.00               1.70                        101.62%  $591

Mar-93             31.00               0.44                        100.35%  $590

Apr-93             30.00               0.61                        100.53%  $591

May-93             31.00               0.17                        100.08%  $589

Jun-93             30.00               1.91                        101.83%  $597

Jul-93             31.00               0.68                        100.59%  $599

Aug-93             31.00               1.78                        101.69%  $606

Sep-93             30.00               0.50                        100.42%  $606

Oct-93             31.00               0.50                        100.41%  $606

Nov-93             30.00               -0.49                       99.43%   $600

Dec-93             31.00               0.59                        100.50%  $601

Jan-94             31.00               1.13                        101.04%  $605

Feb-94             28.00               -1.64                       98.28%   $592

Mar-94             31.00               -2.28                       97.64%   $576

Apr-94             30.00               -0.90                       99.02%   $568

May-94             31.00               -0.27                       99.64%   $563

Jun-94             30.00               -0.27                       99.65%   $559

Jul-94             31.00               1.64                        101.55%  $566

Aug-94             31.00               0.09                        100.00%  $563

Sep-94             30.00               -1.08                       98.84%   $554

Oct-94             31.00               0.09                        100.00%  $552

Nov-94             30.00               0.18                        100.10%  $550

Dec-94             31.00               -0.45                       99.47%   $545

Jan-95             31.00               1.45                        101.36%  $550

Feb-95             28.00               1.93                        101.85%  $559

Mar-95             31.00               0.64                        100.55%  $559

Apr-95             30.00               1.36                        101.28%  $564

May-95             31.00               4.01                        103.92%  $584

Jun-95             30.00               0.77                        100.69%  $586

Jul-95             31.00               -0.34                       99.57%   $581

Aug-95             31.00               1.19                        101.10%  $585

Sep-95             30.00               0.93                        100.85%  $587

Oct-95             31.00               1.34                        101.25%  $592

Nov-95             30.00               1.48                        101.40%  $598

Dec-95             31.00               1.38                        101.29%  $603

Jan-96             31.00               0.64                        100.55%  $604

Feb-96             29.00               -1.83                       98.09%   $590

Mar-96             31.00               -0.77                       99.15%   $583

Apr-96             30.00               -0.60                       99.32%   $576

May-96             31.00               -0.17                       99.74%   $573

Jun-96             30.00               1.21                        101.13%  $577

Jul-96             31.00               0.26                        100.17%  $575

Aug-96             31.00               -0.09                       99.82%   $572

Sep-96             30.00               1.62                        101.54%  $578

Oct-96             31.00               2.19                        102.10%  $588

Nov-96             30.00               1.65                        101.57%  $595

Dec-96             31.00               -0.89                       99.03%   $587

Jan-97             31.00               0.25                        100.16%  $585

Feb-97             28.00               0.13                        100.05%  $583

Mar-97             31.00               -1.04                       98.88%   $574

Apr-97             30.00               1.49                        101.41%  $580

May-97             31.00               0.78                        100.69%  $582

Jun-97             30.00               1.20                        101.12%  $586

Jul-97             31.00               2.70                        102.61%  $599

Aug-97             31.00               -0.90                       99.02%   $590

Sep-97             30.00               1.49                        101.41%  $596

Oct-97             31.00      1.00%    1.31                        101.22%  $601

Nov-97             30.00      0.80%    0.24                        100.17%  $600

Dec-97             31.00      0.80%    1.12                        101.05%  $604

Jan-98             31.00      0.80%    1.27                        101.20%  $608

Feb-98             28.00      0.80%    -0.07                       99.87%   $605

Mar-98             31.00      0.80%    0.41                        100.34%  $605

Apr-98             30.00      0.80%    0.50                        100.43%  $605

May-98             31.00      0.80%    0.90                        100.83%  $607

Jun-98             30.00      0.80%    0.81                        100.74%  $610

Jul-98             31.00      0.80%    0.24                        100.17%  $608

Aug-98             31.00      0.80%    1.21                        101.14%  $612

Sep-98             30.00      0.80%    2.47                        102.40%  $625

Oct-98             31.00      0.80%    -0.54                       99.39%   $618

Nov-98             30.00      0.80%    0.86                        100.79%  $621

Dec-98             31.00      0.80%    0.47                        100.40%  $621





Listed in Order                                                    Max      625

to match MFPR                                                      Min      500



   HIGH INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks a high level of current income. Growth of capital may also be considered.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

   (small solid bullet) Potentially investing in non-income producing securities, including defaulted securities and common stocks.

   (small solid bullet) Investing in companies in troubled or uncertain financial condition.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   INVESTOR PROFILE. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      HIGH INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00                                                    $500

Oct-85             31.00               1.25                        101.16%  $504

Nov-85             30.00               1.44                        101.36%  $509

Dec-85             31.00               3.34                        103.25%  $523

Jan-86             31.00               1.24                        101.15%  $527

Feb-86             28.00               3.38                        103.30%  $542

Mar-86             31.00               2.47                        102.38%  $553

Apr-86             30.00               1.70                        101.62%  $559

May-86             31.00               1.53                        101.44%  $565

Jun-86             30.00               1.26                        101.18%  $569

Jul-86             31.00               -0.30                       99.61%   $565

Aug-86             31.00               0.40                        100.31%  $564

Sep-86             30.00               0.85                        100.77%  $566

Oct-86             31.00               2.99                        102.90%  $580

Nov-86             30.00               0.32                        100.24%  $579

Dec-86             31.00               0.63                        100.54%  $580

Jan-87             31.00               3.65                        103.56%  $598

Feb-87             28.00               1.73                        101.65%  $606

Mar-87             31.00               0.91                        100.82%  $608

Apr-87             30.00               -3.13                       96.79%   $587

May-87             31.00               -0.93                       98.99%   $578

Jun-87             30.00               2.16                        102.08%  $588

Jul-87             31.00               0.11                        100.02%  $586

Aug-87             31.00               0.83                        100.74%  $588

Sep-87             30.00               -3.48                       96.44%   $564

Oct-87             31.00               -4.78                       95.14%   $535

Nov-87             30.00               2.95                        102.86%  $548

Dec-87             31.00               1.60                        101.51%  $554

Jan-88             31.00               3.29                        103.20%  $569

Feb-88             29.00               2.99                        102.91%  $583

Mar-88             31.00               -0.72                       99.20%   $576

Apr-88             30.00               0.78                        100.70%  $578

May-88             31.00               -0.15                       99.76%   $574

Jun-88             30.00               2.10                        102.02%  $584

Jul-88             31.00               1.04                        100.95%  $587

Aug-88             31.00               -0.48                       99.44%   $581

Sep-88             30.00               0.80                        100.72%  $583

Oct-88             31.00               1.09                        101.00%  $586

Nov-88             30.00               -0.38                       99.54%   $581

Dec-88             31.00               0.79                        100.70%  $583

Jan-89             31.00               2.40                        102.31%  $594

Feb-89             28.00               0.49                        100.41%  $594

Mar-89             31.00               -1.28                       98.64%   $584

Apr-89             30.00               -1.11                       98.81%   $574

May-89             31.00               1.85                        101.76%  $582

Jun-89             30.00               2.86                        102.78%  $596

Jul-89             31.00               -0.66                       99.26%   $589

Aug-89             31.00               -0.58                       99.34%   $582

Sep-89             30.00               -3.50                       96.42%   $559

Oct-89             31.00               -4.29                       95.63%   $533

Nov-89             30.00               0.08                        100.00%  $531

Dec-89             31.00               -0.27                       99.64%   $527

Jan-90             31.00               -2.21                       97.71%   $512

Feb-90             28.00               -1.54                       98.38%   $502

Mar-90             31.00               -1.06                       98.86%   $494

Apr-90             30.00               0.30                        100.22%  $493

May-90             31.00               2.05                        101.96%  $501

Jun-90             30.00               1.58                        101.50%  $507

Jul-90             31.00               1.54                        101.45%  $512

Aug-90             31.00               -1.67                       98.25%   $501

Sep-90             30.00               -2.37                       97.55%   $486

Oct-90             31.00               -2.43                       97.49%   $472

Nov-90             30.00               2.35                        102.27%  $481

Dec-90             31.00               1.40                        101.31%  $485

Jan-91             31.00               2.12                        102.03%  $493

Feb-91             28.00               5.54                        105.46%  $518

Mar-91             31.00               3.54                        103.45%  $534

Apr-91             30.00               3.55                        103.46%  $550

May-91             31.00               1.47                        101.38%  $555

Jun-91             30.00               2.17                        102.09%  $565

Jul-91             31.00               3.78                        103.69%  $583

Aug-91             31.00               1.37                        101.28%  $588

Sep-91             30.00               2.24                        102.16%  $598

Oct-91             31.00               3.40                        103.31%  $616

Nov-91             30.00               0.85                        100.77%  $618

Dec-91             31.00               0.53                        100.44%  $618

Jan-92             31.00               5.34                        105.25%  $648

Feb-92             29.00               3.63                        103.55%  $668

Mar-92             31.00               3.23                        103.14%  $686

Apr-92             30.00               0.71                        100.63%  $688

May-92             31.00               1.20                        101.11%  $693

Jun-92             30.00               1.09                        101.01%  $697

Jul-92             31.00               1.96                        101.87%  $707

Aug-92             31.00               2.12                        102.03%  $718

Sep-92             30.00               1.04                        100.96%  $722

Oct-92             31.00               -1.49                       98.43%   $708

Nov-92             30.00               1.23                        101.15%  $713

Dec-92             31.00               1.03                        100.94%  $717

Jan-93             31.00               2.68                        102.59%  $733

Feb-93             28.00               1.71                        101.63%  $742

Mar-93             31.00               2.31                        102.22%  $755

Apr-93             30.00               0.66                        100.58%  $756

May-93             31.00               1.49                        101.40%  $764

Jun-93             30.00               2.58                        102.50%  $780

Jul-93             31.00               0.99                        100.90%  $784

Aug-93             31.00               1.07                        100.98%  $788

Sep-93             30.00               0.35                        100.27%  $787

Oct-93             31.00               2.36                        102.27%  $802

Nov-93             30.00               0.94                        100.86%  $805

Dec-93             31.00               1.61                        101.52%  $814

Jan-94             31.00               3.34                        103.25%  $837

Feb-94             28.00               -0.12                       99.80%   $832

Mar-94             31.00               -3.37                       96.55%   $800

Apr-94             30.00               -1.01                       98.91%   $788

May-94             31.00               0.19                        100.10%  $786

Jun-94             30.00               -0.37                       99.55%   $779

Jul-94             31.00               0.37                        100.28%  $778

Aug-94             31.00               0.00                        99.91%   $774

Sep-94             30.00               0.74                        100.66%  $776

Oct-94             31.00               -0.92                       99.00%   $765

Nov-94             30.00               -0.83                       99.09%   $755

Dec-94             31.00               0.56                        100.47%  $756

Jan-95             31.00               1.12                        101.03%  $760

Feb-95             28.00               3.43                        103.35%  $783

Mar-95             31.00               1.25                        101.16%  $789

Apr-95             30.00               2.93                        102.85%  $808

May-95             31.00               2.57                        102.48%  $825

Jun-95             30.00               0.27                        100.19%  $823

Jul-95             31.00               2.41                        102.32%  $838

Aug-95             31.00               0.79                        100.70%  $841

Sep-95             30.00               1.65                        101.57%  $851

Oct-95             31.00               0.94                        100.85%  $854

Nov-95             30.00               0.51                        100.43%  $855

Dec-95             31.00               1.18                        101.09%  $860

Jan-96             31.00               2.32                        102.23%  $876

Feb-96             29.00               1.65                        101.57%  $886

Mar-96             31.00               -0.26                       99.65%   $880

Apr-96             30.00               1.49                        101.41%  $888

May-96             31.00               1.38                        101.29%  $896

Jun-96             30.00               0.51                        100.43%  $896

Jul-96             31.00               -0.34                       99.57%   $889

Aug-96             31.00               1.45                        101.36%  $897

Sep-96             30.00               2.94                        102.86%  $919

Oct-96             31.00               -0.33                       99.58%   $912

Nov-96             30.00               1.06                        100.98%  $917

Dec-96             31.00               1.38                        101.29%  $925

Jan-97             31.00               1.36                        101.27%  $933

Feb-97             28.00               1.81                        101.73%  $945

Mar-97             31.00               -3.11                       96.81%   $911

Apr-97             30.00               1.56                        101.48%  $921

May-97             31.00               4.18                        104.09%  $955

Jun-97             30.00               1.80                        101.72%  $967

Jul-97             31.00               3.62                        103.53%  $997

Aug-97             31.00               0.85                        100.76%  $1,001

Sep-97             30.00               3.54                        103.45%  $1,031

Oct-97             31.00      1.00%    -0.89                       99.03%   $1,017

Nov-97             30.00      0.80%    0.75                        100.68%  $1,020

Dec-97             31.00      0.80%    1.13                        101.06%  $1,026

Jan-98             31.00      0.80%    2.28                        102.21%  $1,045

Feb-98             28.00      0.80%    0.76                        100.70%  $1,048

Mar-98             31.00      0.80%    2.09                        102.02%  $1,065

Apr-98             30.00      0.80%    0.39                        100.32%  $1,064

May-98             31.00      0.80%    -0.71                       99.22%   $1,051

Jun-98             30.00      0.80%    -0.08                       99.85%   $1,046

Jul-98             31.00      0.80%    0.55                        100.48%  $1,046

Aug-98             31.00      0.80%    -12.36                      87.58%   $913

Sep-98             30.00      0.80%    -0.99                       98.94%   $899

Oct-98             31.00      0.80%    -2.72                       97.21%   $871

Nov-98             30.00      0.80%    8.21                        108.14%  $938

Dec-98             31.00      0.80%    -0.60                       99.33%   $928





Listed in Order                                                    Max      1,065

to match MFPR                                                      Min      472



   EQUITY-INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks reasonable income. The fund will consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

   (small solid bullet) Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want some income from equity and bond securities, but also want to be invested in the stock market for its long-term growth potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      EQUITY INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                    $500

Nov-86             30.00               2.18                        102.09%  $508

Dec-86             31.00               -3.00                       96.92%   $491

Jan-87             31.00               11.48                       111.38%  $544

Feb-87             28.00               2.33                        102.25%  $554

Mar-87             31.00               2.54                        102.45%  $566

Apr-87             30.00               -2.49                       97.43%   $549

May-87             31.00               0.62                        100.53%  $550

Jun-87             30.00               2.08                        102.00%  $558

Jul-87             31.00               3.81                        103.72%  $577

Aug-87             31.00               2.75                        102.66%  $590

Sep-87             30.00               -2.10                       97.82%   $574

Oct-87             31.00               -19.51                      80.42%   $460

Nov-87             30.00               -4.47                       95.45%   $437

Dec-87             31.00               5.11                        105.02%  $457

Jan-88             31.00               7.11                        107.02%  $488

Feb-88             29.00               4.96                        104.87%  $509

Mar-88             31.00               -1.74                       98.18%   $498

Apr-88             30.00               1.66                        101.57%  $504

May-88             31.00               1.34                        101.25%  $508

Jun-88             30.00               5.69                        105.60%  $534

Jul-88             31.00               -0.18                       99.73%   $531

Aug-88             31.00               -1.72                       98.19%   $519

Sep-88             30.00               2.97                        102.89%  $532

Oct-88             31.00               1.73                        101.64%  $538

Nov-88             30.00               -1.61                       98.31%   $527

Dec-88             31.00               0.91                        100.83%  $529

Jan-89             31.00               6.18                        106.09%  $559

Feb-89             28.00               -0.51                       99.41%   $554

Mar-89             31.00               2.17                        102.08%  $563

Apr-89             30.00               3.86                        103.77%  $582

May-89             31.00               2.97                        102.88%  $596

Jun-89             30.00               0.07                        99.99%   $594

Jul-89             31.00               5.83                        105.74%  $625

Aug-89             31.00               1.61                        101.52%  $632

Sep-89             30.00               -1.12                       98.79%   $622

Oct-89             31.00               -5.77                       94.15%   $583

Nov-89             30.00               0.57                        100.49%  $584

Dec-89             31.00               0.83                        100.75%  $585

Jan-90             31.00               -6.75                       93.17%   $543

Feb-90             28.00               0.59                        100.52%  $544

Mar-90             31.00               0.16                        100.08%  $542

Apr-90             30.00               -3.47                       96.45%   $521

May-90             31.00               6.62                        106.53%  $552

Jun-90             30.00               -1.00                       98.92%   $544

Jul-90             31.00               -2.45                       97.47%   $528

Aug-90             31.00               -7.99                       91.94%   $484

Sep-90             30.00               -7.76                       92.17%   $444

Oct-90             31.00               -2.55                       97.37%   $431

Nov-90             30.00               7.17                        107.08%  $459

Dec-90             31.00               2.33                        102.24%  $468

Jan-91             31.00               5.36                        105.27%  $490

Feb-91             28.00               6.89                        106.80%  $522

Mar-91             31.00               2.07                        101.99%  $530

Apr-91             30.00               0.47                        100.38%  $530

May-91             31.00               5.49                        105.40%  $556

Jun-91             30.00               -4.09                       95.83%   $531

Jul-91             31.00               5.67                        105.58%  $558

Aug-91             31.00               2.11                        102.02%  $567

Sep-91             30.00               -0.69                       99.23%   $560

Oct-91             31.00               1.67                        101.58%  $567

Nov-91             30.00               -4.31                       95.61%   $540

Dec-91             31.00               7.90                        107.81%  $579

Jan-92             31.00               1.35                        101.26%  $584

Feb-92             29.00               3.25                        103.16%  $601

Mar-92             31.00               -1.23                       98.69%   $590

Apr-92             30.00               3.13                        103.05%  $606

May-92             31.00               0.80                        100.71%  $608

Jun-92             30.00               -0.88                       99.04%   $599

Jul-92             31.00               3.06                        102.98%  $615

Aug-92             31.00               -2.19                       97.73%   $598

Sep-92             30.00               1.04                        100.95%  $601

Oct-92             31.00               1.20                        101.11%  $606

Nov-92             30.00               3.63                        103.54%  $625

Dec-92             31.00               2.82                        102.73%  $639

Jan-93             31.00               2.99                        102.90%  $655

Feb-93             28.00               2.25                        102.17%  $667

Mar-93             31.00               2.98                        102.89%  $683

Apr-93             30.00               -0.42                       99.50%   $677

May-93             31.00               1.81                        101.72%  $686

Jun-93             30.00               1.18                        101.10%  $690

Jul-93             31.00               1.36                        101.27%  $696

Aug-93             31.00               3.83                        103.74%  $719

Sep-93             30.00               -0.38                       99.54%   $713

Oct-93             31.00               0.91                        100.82%  $716

Nov-93             30.00               -1.75                       98.17%   $700

Dec-93             31.00               2.31                        102.22%  $713

Jan-94             31.00               4.40                        104.31%  $740

Feb-94             28.00               -2.58                       97.34%   $718

Mar-94             31.00               -4.18                       95.74%   $685

Apr-94             30.00               3.45                        103.36%  $705

May-94             31.00               0.95                        100.86%  $708

Jun-94             30.00               -0.62                       99.30%   $700

Jul-94             31.00               3.34                        103.25%  $720

Aug-94             31.00               5.15                        105.06%  $753

Sep-94             30.00               -1.64                       98.28%   $737

Oct-94             31.00               2.05                        101.96%  $749

Nov-94             30.00               -3.27                       96.65%   $721

Dec-94             31.00               0.33                        100.24%  $720

Jan-95             31.00               1.56                        101.47%  $727

Feb-95             28.00               3.81                        103.73%  $751

Mar-95             31.00               3.45                        103.36%  $773

Apr-95             30.00               2.78                        102.70%  $791

May-95             31.00               3.01                        102.92%  $811

Jun-95             30.00               1.44                        101.36%  $819

Jul-95             31.00               3.85                        103.76%  $846

Aug-95             31.00               1.25                        101.16%  $852

Sep-95             30.00               3.32                        103.23%  $876

Oct-95             31.00               -1.15                       98.77%   $862

Nov-95             30.00               4.32                        104.23%  $895

Dec-95             31.00               2.93                        102.84%  $916

Jan-96             31.00               2.91                        102.82%  $938

Feb-96             29.00               0.34                        100.26%  $937

Mar-96             31.00               1.05                        100.96%  $942

Apr-96             30.00               1.30                        101.22%  $950

May-96             31.00               1.08                        100.99%  $955

Jun-96             30.00               -0.92                       99.00%   $942

Jul-96             31.00               -4.88                       95.04%   $892

Aug-96             31.00               2.05                        101.96%  $905

Sep-96             30.00               4.28                        104.19%  $939

Oct-96             31.00               1.62                        101.53%  $950

Nov-96             30.00               6.69                        106.60%  $1,009

Dec-96             31.00               -1.64                       98.28%   $987

Jan-97             31.00               3.90                        103.81%  $1,020

Feb-97             28.00               1.11                        101.03%  $1,027

Mar-97             31.00               -3.72                       96.20%   $984

Apr-97             30.00               3.55                        103.46%  $1,014

May-97             31.00               6.20                        106.11%  $1,072

Jun-97             30.00               4.65                        104.56%  $1,116

Jul-97             31.00               7.30                        107.21%  $1,191

Aug-97             31.00               -4.69                       95.23%   $1,130

Sep-97             30.00               5.50                        105.41%  $1,186

Oct-97             31.00      1.00%    -3.66                       96.26%   $1,137

Nov-97             30.00      0.80%    3.66                        103.59%  $1,173

Dec-97             31.00      0.80%    2.15                        102.08%  $1,193

Jan-98             31.00      0.80%    -0.25                       99.68%   $1,184

Feb-98             28.00      0.80%    6.45                        106.38%  $1,255

Mar-98             31.00      0.80%    4.63                        104.56%  $1,307

Apr-98             30.00      0.80%    0.00                        99.93%   $1,301

May-98             31.00      0.80%    -1.62                       98.31%   $1,273

Jun-98             30.00      0.80%    1.12                        101.05%  $1,282

Jul-98             31.00      0.80%    -2.46                       97.47%   $1,244

Aug-98             31.00      0.80%    -15.27                      84.67%   $1,049

Sep-98             30.00      0.80%    5.87                        105.80%  $1,105

Oct-98             31.00      0.80%    7.40                        107.33%  $1,182

Nov-98             30.00      0.80%    4.23                        104.16%  $1,226

Dec-98             31.00      0.80%    3.12                        103.05%  $1,258





Listed in Order                                                    Max      1,307

to match MFPR                                                      Min      431



   INDEX 500 PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500, while keeping transaction costs and other expenses low.

   PRINCIPAL INVESTMENT STRATEGIES. Bankers Trust Company's ("BT," a New York banking corporation serving as sub-adviser and custodian for VIP II Index 500) principal investment strategies include:

   (small solid bullet) Investing at least 80% of assets in common stocks included in the S&P 500.

   (small solid bullet) Lending securities to earn income for the fund.

   (small solid bullet) Because the fund seeks to track, rather than beat, the performance of the S&P 500, it is not managed in the same manner as other funds. The fund is managed by FMR, which handles its business affairs. BT, Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.

   INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns in relation to the S&P
500. The graph below is based on a 5% benchmark Rate of Return and initial annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      INDEX 500

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00               1.16                                 $500

Oct-92             31.00               0.22                        100.13%  $499

Nov-92             30.00               3.41                        103.32%  $513

Dec-92             31.00               1.26                        101.17%  $517

Jan-93             31.00               0.64                        100.55%  $518

Feb-93             28.00               1.32                        101.24%  $522

Mar-93             31.00               2.20                        102.11%  $531

Apr-93             30.00               -2.55                       97.37%   $515

May-93             31.00               2.60                        102.51%  $526

Jun-93             30.00               0.26                        100.18%  $525

Jul-93             31.00               -0.46                       99.46%   $520

Aug-93             31.00               3.79                        103.70%  $537

Sep-93             30.00               -0.81                       99.11%   $530

Oct-93             31.00               2.04                        101.95%  $538

Nov-93             30.00               -0.97                       98.95%   $530

Dec-93             31.00               1.20                        101.11%  $534

Jan-94             31.00               3.37                        103.28%  $549

Feb-94             28.00               -2.71                       97.22%   $532

Mar-94             31.00               -4.34                       95.58%   $506

Apr-94             30.00               1.20                        101.12%  $510

May-94             31.00               1.55                        101.46%  $515

Jun-94             30.00               -2.44                       97.48%   $500

Jul-94             31.00               3.30                        103.21%  $514

Aug-94             31.00               3.99                        103.90%  $532

Sep-94             30.00               -2.43                       97.49%   $516

Oct-94             31.00               2.22                        102.13%  $525

Nov-94             30.00               -3.63                       96.29%   $504

Dec-94             31.00               1.46                        101.37%  $508

Jan-95             31.00               2.65                        102.56%  $519

Feb-95             28.00               3.83                        103.75%  $537

Mar-95             31.00               2.92                        102.83%  $550

Apr-95             30.00               2.94                        102.86%  $563

May-95             31.00               3.93                        103.84%  $582

Jun-95             30.00               2.27                        102.19%  $593

Jul-95             31.00               3.34                        103.25%  $609

Aug-95             31.00               0.25                        100.16%  $608

Sep-95             30.00               4.18                        104.09%  $630

Oct-95             31.00               -0.34                       99.57%   $625

Nov-95             30.00               4.35                        104.26%  $649

Dec-95             31.00               1.83                        101.74%  $658

Jan-96             31.00               3.42                        103.33%  $677

Feb-96             29.00               0.93                        100.85%  $680

Mar-96             31.00               1.03                        100.94%  $683

Apr-96             30.00               1.40                        101.32%  $690

May-96             31.00               2.55                        102.46%  $704

Jun-96             30.00               0.43                        100.35%  $703

Jul-96             31.00               -4.43                       95.49%   $669

Aug-96             31.00               2.06                        101.97%  $679

Sep-96             30.00               5.59                        105.50%  $714

Oct-96             31.00               2.76                        102.67%  $730

Nov-96             30.00               7.50                        107.41%  $781

Dec-96             31.00               -1.97                       97.95%   $761

Jan-97             31.00               6.20                        106.11%  $805

Feb-97             28.00               0.75                        100.67%  $807

Mar-97             31.00               -4.16                       95.76%   $770

Apr-97             30.00               5.94                        105.85%  $811

May-97             31.00               6.08                        105.99%  $856

Jun-97             30.00               4.39                        104.30%  $890

Jul-97             31.00               7.95                        107.86%  $956

Aug-97             31.00               -5.60                       94.32%   $898

Sep-97             30.00               5.41                        105.32%  $942

Oct-97             31.00      1.00%    -3.31                       96.61%   $906

Nov-97             30.00      0.80%    4.52                        104.45%  $942

Dec-97             31.00      0.80%    1.68                        101.61%  $954

Jan-98             31.00      0.80%    1.08                        101.01%  $959

Feb-98             28.00      0.80%    7.10                        107.03%  $1,023

Mar-98             31.00      0.80%    5.06                        104.99%  $1,069

Apr-98             30.00      0.80%    0.99                        100.92%  $1,075

May-98             31.00      0.80%    -1.79                       98.14%   $1,051

Jun-98             30.00      0.80%    4.07                        104.00%  $1,088

Jul-98             31.00      0.80%    -1.09                       98.84%   $1,071

Aug-98             31.00      0.80%    -14.47                      85.47%   $912

Sep-98             30.00      0.80%    6.43                        106.36%  $966

Oct-98             31.00      0.80%    8.12                        108.05%  $1,039

Nov-98             30.00      0.80%    6.02                        105.95%  $1,097

Dec-98             31.00      0.80%    5.88                        105.81%  $1,156





Listed in Order                                                    Max      1,156

to match MFPR                                                      Min      499



   GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Investing in companies that it believes have above-average growth potential, measured by factors such as earnings or revenue (stocks of these companies are often called "growth stocks").

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The fund is designed for those who want to pursue growth potential, and who understand that this strategy often leads to investments in smaller, less well-known companies with higher than average price/earnings ratios. The fund invests for growth and does not pursue an income strategy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00                                                    $500

Nov-86             30.00               2.20                        102.12%  $509

Dec-86             31.00               -1.86                       98.06%   $497

Jan-87             31.00               10.67                       110.58%  $547

Feb-87             28.00               4.95                        104.87%  $571

Mar-87             31.00               1.63                        101.54%  $578

Apr-87             30.00               0.00                        99.92%   $575

May-87             31.00               0.68                        100.59%  $576

Jun-87             30.00               2.94                        102.86%  $590

Jul-87             31.00               4.00                        103.91%  $611

Aug-87             31.00               2.98                        102.89%  $626

Sep-87             30.00               -1.14                       98.78%   $616

Oct-87             31.00               -21.97                      77.96%   $478

Nov-87             30.00               -7.02                       92.90%   $442

Dec-87             31.00               10.31                       110.22%  $485

Jan-88             31.00               2.17                        102.08%  $493

Feb-88             29.00               8.11                        108.02%  $531

Mar-88             31.00               -0.89                       99.03%   $524

Apr-88             30.00               1.26                        101.18%  $528

May-88             31.00               -0.89                       99.03%   $520

Jun-88             30.00               5.03                        104.94%  $544

Jul-88             31.00               -0.51                       99.41%   $538

Aug-88             31.00               -2.41                       97.51%   $523

Sep-88             30.00               2.82                        102.74%  $535

Oct-88             31.00               0.26                        100.17%  $534

Nov-88             30.00               -0.94                       98.98%   $526

Dec-88             31.00               1.03                        100.94%  $529

Jan-89             31.00               7.17                        107.08%  $564

Feb-89             28.00               -2.07                       97.85%   $550

Mar-89             31.00               3.02                        102.93%  $564

Apr-89             30.00               5.29                        105.20%  $591

May-89             31.00               3.58                        103.49%  $609

Jun-89             30.00               -1.32                       98.60%   $598

Jul-89             31.00               8.94                        108.85%  $648

Aug-89             31.00               1.71                        101.62%  $656

Sep-89             30.00               0.87                        100.79%  $658

Oct-89             31.00               -2.80                       97.12%   $637

Nov-89             30.00               1.64                        101.56%  $644

Dec-89             31.00               2.36                        102.27%  $656

Jan-90             31.00               -5.80                       94.12%   $615

Feb-90             28.00               0.96                        100.88%  $618

Mar-90             31.00               1.22                        101.13%  $622

Apr-90             30.00               -2.91                       97.01%   $601

May-90             31.00               8.85                        108.76%  $651

Jun-90             30.00               2.08                        102.00%  $661

Jul-90             31.00               -1.58                       98.34%   $648

Aug-90             31.00               -10.30                      89.62%   $578

Sep-90             30.00               -10.29                      89.64%   $516

Oct-90             31.00               -3.57                       96.35%   $495

Nov-90             30.00               8.10                        108.01%  $533

Dec-90             31.00               2.95                        102.86%  $546

Jan-91             31.00               6.66                        106.57%  $579

Feb-91             28.00               7.46                        107.38%  $620

Mar-91             31.00               3.02                        102.93%  $635

Apr-91             30.00               -0.93                       98.99%   $626

May-91             31.00               5.91                        105.82%  $660

Jun-91             30.00               -7.42                       92.50%   $608

Jul-91             31.00               9.53                        109.44%  $663

Aug-91             31.00               4.44                        104.35%  $689

Sep-91             30.00               0.78                        100.70%  $691

Oct-91             31.00               3.09                        103.00%  $708

Nov-91             30.00               -5.71                       94.21%   $665

Dec-91             31.00               13.21                       113.11%  $749

Jan-92             31.00               6.10                        106.01%  $791

Feb-92             29.00               2.09                        102.01%  $803

Mar-92             31.00               -6.13                       93.79%   $750

Apr-92             30.00               -3.92                       96.00%   $717

May-92             31.00               -0.85                       99.07%   $708

Jun-92             30.00               -3.88                       96.04%   $677

Jul-92             31.00               3.86                        103.77%  $700

Aug-92             31.00               -2.75                       97.17%   $677

Sep-92             30.00               1.76                        101.68%  $686

Oct-92             31.00               3.87                        103.78%  $709

Nov-92             30.00               6.68                        106.59%  $752

Dec-92             31.00               3.08                        102.99%  $772

Jan-93             31.00               1.97                        101.88%  $783

Feb-93             28.00               -2.06                       97.86%   $763

Mar-93             31.00               3.99                        103.90%  $790

Apr-93             30.00               -1.05                       98.87%   $778

May-93             31.00               7.45                        107.36%  $831

Jun-93             30.00               1.03                        100.95%  $836

Jul-93             31.00               -0.28                       99.63%   $830

Aug-93             31.00               5.02                        104.93%  $867

Sep-93             30.00               1.86                        101.78%  $879

Oct-93             31.00               0.96                        100.87%  $883

Nov-93             30.00               -4.05                       95.87%   $843

Dec-93             31.00               3.54                        103.45%  $868

Jan-94             31.00               2.51                        102.42%  $886

Feb-94             28.00               -1.03                       98.89%   $873

Mar-94             31.00               -4.54                       95.38%   $829

Apr-94             30.00               0.62                        100.54%  $830

May-94             31.00               -2.32                       97.60%   $807

Jun-94             30.00               -5.08                       94.84%   $762

Jul-94             31.00               3.47                        103.38%  $785

Aug-94             31.00               5.67                        105.58%  $825

Sep-94             30.00               -1.21                       98.71%   $811

Oct-94             31.00               4.06                        103.97%  $840

Nov-94             30.00               -3.99                       95.93%   $802

Dec-94             31.00               2.55                        102.46%  $819

Jan-95             31.00               -1.89                       98.03%   $799

Feb-95             28.00               4.14                        104.06%  $828

Mar-95             31.00               3.63                        103.54%  $854

Apr-95             30.00               3.37                        103.28%  $879

May-95             31.00               3.90                        103.81%  $909

Jun-95             30.00               8.85                        108.76%  $984

Jul-95             31.00               9.89                        109.80%  $1,076

Aug-95             31.00               1.23                        101.14%  $1,084

Sep-95             30.00               2.59                        102.51%  $1,107

Oct-95             31.00               -1.02                       98.90%   $1,090

Nov-95             30.00               -0.07                       99.85%   $1,084

Dec-95             31.00               -3.12                       96.80%   $1,045

Jan-96             31.00               1.58                        101.49%  $1,056

Feb-96             29.00               3.35                        103.27%  $1,086

Mar-96             31.00               0.39                        100.30%  $1,085

Apr-96             30.00               3.91                        103.82%  $1,122

May-96             31.00               3.13                        103.04%  $1,151

Jun-96             30.00               -1.96                       97.96%   $1,123

Jul-96             31.00               -7.65                       92.27%   $1,032

Aug-96             31.00               2.99                        102.90%  $1,058

Sep-96             30.00               6.72                        106.63%  $1,124

Oct-96             31.00               -0.23                       99.68%   $1,115

Nov-96             30.00               5.55                        105.46%  $1,172

Dec-96             31.00               -3.08                       96.84%   $1,130

Jan-97             31.00               5.75                        105.66%  $1,189

Feb-97             28.00               -2.27                       97.65%   $1,157

Mar-97             31.00               -5.60                       94.32%   $1,086

Apr-97             30.00               4.81                        104.72%  $1,133

May-97             31.00               6.93                        106.84%  $1,206

Jun-97             30.00               4.11                        104.02%  $1,249

Jul-97             31.00               7.51                        107.42%  $1,336

Aug-97             31.00               -3.86                       96.06%   $1,278

Sep-97             30.00               5.80                        105.71%  $1,346

Oct-97             31.00      1.00%    -3.77                       96.15%   $1,289

Nov-97             30.00      0.80%    2.86                        102.79%  $1,319

Dec-97             31.00      0.80%    0.22                        100.15%  $1,316

Jan-98             31.00      0.80%    1.35                        101.28%  $1,327

Feb-98             28.00      0.80%    7.51                        107.44%  $1,421

Mar-98             31.00      0.80%    3.51                        103.44%  $1,464

Apr-98             30.00      0.80%    1.96                        101.89%  $1,485

May-98             31.00      0.80%    -2.57                       97.36%   $1,440

Jun-98             30.00      0.80%    6.33                        106.26%  $1,524

Jul-98             31.00      0.80%    2.04                        101.97%  $1,548

Aug-98             31.00      0.80%    -16.32                      83.62%   $1,289

Sep-98             30.00      0.80%    10.33                       110.26%  $1,415

Oct-98             31.00      0.80%    7.06                        106.99%  $1,508

Nov-98             30.00      0.80%    6.96                        106.89%  $1,606

Dec-98             31.00      0.80%    8.54                        108.47%  $1,734





Listed in Order                                                    Max      1,734

to match MFPR                                                      Min      442



   OVERSEAS PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND seeks long-term growth of capital.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing at least 65% of total assets in foreign securities.

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition, industry position, and market and economic conditions to select investments.

   INVESTOR PROFILE AND RISK:

   (small solid bullet) Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. The fund may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.

   (small solid bullet) It is important to note that investments in foreign securities involve risks in addition to those of U.S. investments. In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      OVERSEAS

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00                                                    $500

Feb-87             28.00               0.10                        100.02%  $498

Mar-87             31.00               4.50                        104.41%  $518

Apr-87             30.00               7.27                        107.18%  $553

May-87             31.00               -1.43                       98.49%   $542

Jun-87             30.00               -4.88                       95.04%   $513

Jul-87             31.00               -1.14                       98.77%   $505

Aug-87             31.00               8.85                        108.75%  $547

Sep-87             30.00               -2.21                       97.71%   $532

Oct-87             31.00               -20.87                      79.07%   $419

Nov-87             30.00               0.91                        100.83%  $421

Dec-87             31.00               7.04                        106.95%  $448

Jan-88             31.00               -3.42                       96.50%   $431

Feb-88             29.00               2.66                        102.58%  $440

Mar-88             31.00               4.53                        104.44%  $458

Apr-88             30.00               1.65                        101.57%  $463

May-88             31.00               -1.83                       98.09%   $452

Jun-88             30.00               -1.76                       98.16%   $442

Jul-88             31.00               -0.74                       99.18%   $437

Aug-88             31.00               -3.50                       96.42%   $419

Sep-88             30.00               4.29                        104.20%  $435

Oct-88             31.00               4.43                        104.34%  $452

Nov-88             30.00               1.82                        101.73%  $458

Dec-88             31.00               0.20                        100.11%  $457

Jan-89             31.00               2.97                        102.88%  $468

Feb-89             28.00               1.73                        101.65%  $474

Mar-89             31.00               -0.09                       99.82%   $471

Apr-89             30.00               2.95                        102.87%  $483

May-89             31.00               -3.70                       96.22%   $463

Jun-89             30.00               -0.38                       99.53%   $459

Jul-89             31.00               9.35                        109.26%  $499

Aug-89             31.00               -0.71                       99.21%   $493

Sep-89             30.00               6.22                        106.13%  $521

Oct-89             31.00               -5.43                       94.48%   $490

Nov-89             30.00               5.39                        105.31%  $514

Dec-89             31.00               6.29                        106.20%  $544

Jan-90             31.00               -1.34                       98.57%   $534

Feb-90             28.00               -2.33                       97.59%   $519

Mar-90             31.00               3.78                        103.69%  $536

Apr-90             30.00               0.55                        100.47%  $537

May-90             31.00               6.54                        106.44%  $569

Jun-90             30.00               2.22                        102.13%  $579

Jul-90             31.00               5.06                        104.97%  $605

Aug-90             31.00               -10.19                      89.74%   $541

Sep-90             30.00               -9.50                       90.42%   $487

Oct-90             31.00               9.31                        109.22%  $530

Nov-90             30.00               -3.10                       96.82%   $511

Dec-90             31.00               -0.72                       99.20%   $504

Jan-91             31.00               0.97                        100.88%  $507

Feb-91             28.00               3.37                        103.29%  $522

Mar-91             31.00               -2.92                       96.99%   $504

Apr-91             30.00               2.20                        102.11%  $512

May-91             31.00               0.24                        100.15%  $511

Jun-91             30.00               -5.48                       94.44%   $481

Jul-91             31.00               4.96                        104.87%  $502

Aug-91             31.00               0.32                        100.23%  $501

Sep-91             30.00               4.07                        103.99%  $519

Oct-91             31.00               0.69                        100.60%  $520

Nov-91             30.00               -3.58                       96.34%   $499

Dec-91             31.00               3.48                        103.39%  $514

Jan-92             31.00               1.22                        101.14%  $517

Feb-92             29.00               -2.08                       97.84%   $504

Mar-92             31.00               -2.03                       97.89%   $492

Apr-92             30.00               6.22                        106.13%  $520

May-92             31.00               4.35                        104.27%  $539

Jun-92             30.00               -1.87                       98.05%   $527

Jul-92             31.00               -6.38                       93.54%   $491

Aug-92             31.00               -0.86                       99.05%   $484

Sep-92             30.00               -4.03                       95.89%   $462

Oct-92             31.00               -6.83                       93.09%   $429

Nov-92             30.00               -0.53                       99.39%   $424

Dec-92             31.00               2.49                        102.40%  $433

Jan-93             31.00               2.86                        102.77%  $443

Feb-93             28.00               1.96                        101.88%  $450

Mar-93             31.00               6.94                        106.85%  $478

Apr-93             30.00               6.65                        106.56%  $508

May-93             31.00               2.15                        102.06%  $516

Jun-93             30.00               -2.47                       97.45%   $501

Jul-93             31.00               3.95                        103.86%  $518

Aug-93             31.00               5.44                        105.35%  $543

Sep-93             30.00               -0.48                       99.44%   $538

Oct-93             31.00               3.62                        103.53%  $555

Nov-93             30.00               -4.22                       95.70%   $529

Dec-93             31.00               6.61                        106.52%  $561

Jan-94             31.00               6.52                        106.43%  $595

Feb-94             28.00               -1.76                       98.16%   $582

Mar-94             31.00               -2.48                       97.44%   $564

Apr-94             30.00               3.31                        103.22%  $580

May-94             31.00               -1.23                       98.69%   $570

Jun-94             30.00               -1.06                       98.86%   $562

Jul-94             31.00               2.65                        102.56%  $574

Aug-94             31.00               1.17                        101.08%  $577

Sep-94             30.00               -2.61                       97.31%   $560

Oct-94             31.00               2.06                        101.97%  $568

Nov-94             30.00               -3.79                       96.13%   $544

Dec-94             31.00               -0.57                       99.35%   $538

Jan-95             31.00               -4.15                       95.77%   $513

Feb-95             28.00               0.26                        100.18%  $512

Mar-95             31.00               3.08                        102.99%  $526

Apr-95             30.00               2.86                        102.78%  $538

May-95             31.00               1.39                        101.30%  $543

Jun-95             30.00               0.81                        100.73%  $544

Jul-95             31.00               4.44                        104.35%  $566

Aug-95             31.00               -2.78                       97.14%   $547

Sep-95             30.00               1.46                        101.38%  $553

Oct-95             31.00               -1.98                       97.94%   $539

Nov-95             30.00               1.16                        101.08%  $543

Dec-95             31.00               2.96                        102.87%  $556

Jan-96             31.00               1.88                        101.79%  $564

Feb-96             29.00               0.22                        100.14%  $562

Mar-96             31.00               1.53                        101.44%  $568

Apr-96             30.00               2.78                        102.70%  $581

May-96             31.00               0.06                        99.97%   $578

Jun-96             30.00               0.73                        100.65%  $580

Jul-96             31.00               -2.96                       96.96%   $560

Aug-96             31.00               0.75                        100.66%  $561

Sep-96             30.00               2.92                        102.84%  $575

Oct-96             31.00               -1.00                       98.92%   $566

Nov-96             30.00               5.22                        105.13%  $593

Dec-96             31.00               0.53                        100.44%  $593

Jan-97             31.00               0.00                        99.91%   $590

Feb-97             28.00               2.32                        102.24%  $601

Mar-97             31.00               0.91                        100.82%  $603

Apr-97             30.00               0.84                        100.76%  $606

May-97             31.00               6.25                        106.16%  $640

Jun-97             30.00               5.25                        105.16%  $671

Jul-97             31.00               3.39                        103.30%  $690

Aug-97             31.00               -7.53                       92.39%   $635

Sep-97             30.00               7.36                        107.27%  $678

Oct-97             31.00      1.00%    -7.00                       92.92%   $628

Nov-97             30.00      0.80%    -0.47                       99.46%   $622

Dec-97             31.00      0.80%    0.84                        100.77%  $624

Jan-98             31.00      0.80%    3.28                        103.21%  $641

Feb-98             28.00      0.80%    5.63                        105.56%  $674

Mar-98             31.00      0.80%    4.54                        104.47%  $702

Apr-98             30.00      0.80%    2.81                        102.74%  $718

May-98             31.00      0.80%    -0.14                       99.79%   $714

Jun-98             30.00      0.80%    -0.96                       98.97%   $703

Jul-98             31.00      0.80%    0.78                        100.71%  $705

Aug-98             31.00      0.80%    -18.19                      81.75%   $574

Sep-98             30.00      0.80%    -0.12                       99.81%   $571

Oct-98             31.00      0.80%    9.13                        109.06%  $620

Nov-98             30.00      0.80%    5.88                        105.81%  $654

Dec-98             31.00      0.80%    2.19                        102.12%  $665





Listed in Order                                                    Max      718

to match MFPR                                                      Min      419



   ASSET MANAGER: GROWTH PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.

   (small solid bullet) Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

   (small solid bullet) Adjusting allocation among asset classes gradually within the following ranges: stock class (50% - 100%), bond class (0% - 50%), and short-term/money market class (0% - 50%).

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

   INVESTOR PROFILE. The fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. The value of each fund's investments and the income they generate will vary. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      ASSET MANAGER:GROWTH

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                    $500

Feb-95             28.00               1.50                        101.42%  $505

Mar-95             31.00               1.38                        101.29%  $510

Apr-95             30.00               2.62                        102.54%  $520

May-95             31.00               1.42                        101.33%  $525

Jun-95             30.00               4.01                        103.92%  $544

Jul-95             31.00               3.67                        103.58%  $561

Aug-95             31.00               4.49                        104.40%  $583

Sep-95             30.00               1.49                        101.41%  $589

Oct-95             31.00               -3.83                       96.09%   $564

Nov-95             30.00               1.78                        101.70%  $571

Dec-95             31.00               2.52                        102.43%  $582

Jan-96             31.00               2.38                        102.29%  $593

Feb-96             29.00               0.35                        100.27%  $592

Mar-96             31.00               1.80                        101.71%  $600

Apr-96             30.00               2.36                        102.28%  $611

May-96             31.00               1.56                        101.47%  $618

Jun-96             30.00               0.40                        100.32%  $617

Jul-96             31.00               -2.50                       97.42%   $599

Aug-96             31.00               0.74                        100.65%  $600

Sep-96             30.00               4.11                        104.02%  $622

Oct-96             31.00               2.92                        102.83%  $637

Nov-96             30.00               6.51                        106.42%  $675

Dec-96             31.00               -1.90                       98.02%   $659

Jan-97             31.00               4.27                        104.18%  $684

Feb-97             28.00               0.95                        100.87%  $687

Mar-97             31.00               -4.72                       95.20%   $651

Apr-97             30.00               4.19                        104.10%  $675

May-97             31.00               6.07                        105.98%  $713

Jun-97             30.00               2.97                        102.88%  $730

Jul-97             31.00               6.76                        106.67%  $776

Aug-97             31.00               -3.14                       96.78%   $748

Sep-97             30.00               3.69                        103.60%  $772

Oct-97             31.00      1.00%    -2.37                       97.55%   $750

Nov-97             30.00      0.80%    2.88                        102.81%  $768

Dec-97             31.00      0.80%    1.74                        101.67%  $777

Jan-98             31.00      0.80%    0.00                        99.93%   $773

Feb-98             28.00      0.80%    6.11                        106.04%  $817

Mar-98             31.00      0.80%    3.71                        103.64%  $843

Apr-98             30.00      0.80%    -0.31                       99.62%   $837

May-98             31.00      0.80%    -1.01                       98.92%   $824

Jun-98             30.00      0.80%    2.35                        102.28%  $840

Jul-98             31.00      0.80%    -0.87                       99.06%   $828

Aug-98             31.00      0.80%    -12.59                      87.35%   $721

Sep-98             30.00      0.80%    3.73                        103.66%  $744

Oct-98             31.00      0.80%    6.36                        106.29%  $788

Nov-98             30.00      0.80%    5.00                        104.93%  $823

Dec-98             31.00      0.80%    5.38                        105.31%  $863





Listed in Order                                                    Max      863

to match MFPR                                                      Min      500



   CONTRAFUND PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND II seeks capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Investing in securities of companies whose value it believes is not fully recognized by the public.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially above-average long-term returns. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      CONTRAFUND

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                    $500

Feb-95             28.00               5.07                        104.99%  $523

Mar-95             31.00               5.01                        104.92%  $546

Apr-95             30.00               5.42                        105.33%  $573

May-95             31.00               2.18                        102.09%  $583

Jun-95             30.00               6.56                        106.47%  $618

Jul-95             31.00               7.85                        107.76%  $663

Aug-95             31.00               1.26                        101.17%  $668

Sep-95             30.00               2.20                        102.12%  $680

Oct-95             31.00               -2.08                       97.84%   $662

Nov-95             30.00               1.83                        101.75%  $671

Dec-95             31.00               0.44                        100.35%  $671

Jan-96             31.00               0.73                        100.64%  $672

Feb-96             29.00               0.36                        100.28%  $672

Mar-96             31.00               3.26                        103.17%  $690

Apr-96             30.00               3.30                        103.21%  $709

May-96             31.00               1.15                        101.06%  $714

Jun-96             30.00               -0.81                       99.11%   $705

Jul-96             31.00               -4.67                       95.25%   $668

Aug-96             31.00               3.83                        103.74%  $691

Sep-96             30.00               4.24                        104.15%  $716

Oct-96             31.00               3.08                        102.99%  $735

Nov-96             30.00               5.98                        105.89%  $775

Dec-96             31.00               -0.60                       99.32%   $766

Jan-97             31.00               3.86                        103.77%  $792

Feb-97             28.00               -2.78                       97.15%   $767

Mar-97             31.00               -2.59                       97.33%   $743

Apr-97             30.00               2.41                        102.33%  $757

May-97             31.00               6.18                        106.09%  $800

Jun-97             30.00               4.37                        104.28%  $831

Jul-97             31.00               8.59                        108.50%  $898

Aug-97             31.00               -2.82                       97.10%   $868

Sep-97             30.00               6.77                        106.68%  $922

Oct-97             31.00      1.00%    -3.02                       96.90%   $890

Nov-97             30.00      0.80%    -0.05                       99.88%   $886

Dec-97             31.00      0.80%    1.84                        101.77%  $898

Jan-98             31.00      0.80%    -0.10                       99.83%   $892

Feb-98             28.00      0.80%    7.27                        107.20%  $953

Mar-98             31.00      0.80%    4.86                        104.79%  $994

Apr-98             30.00      0.80%    0.95                        100.88%  $999

May-98             31.00      0.80%    -2.34                       97.59%   $971

Jun-98             30.00      0.80%    5.38                        105.31%  $1,019

Jul-98             31.00      0.80%    0.14                        100.07%  $1,015

Aug-98             31.00      0.80%    -14.97                      84.97%   $859

Sep-98             30.00      0.80%    5.83                        105.76%  $905

Oct-98             31.00      0.80%    3.29                        103.22%  $930

Nov-98             30.00      0.80%    6.66                        106.59%  $987

Dec-98             31.00      0.80%    12.16                       112.08%  $1,102





Listed in Order                                                    Max      1,102

to match MFPR                                                      Min      500



   GROWTH OPPORTUNITIES PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks to provide capital growth.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing primarily in common stocks.

   (small solid bullet) Potentially investing in other types of securities, including bonds which may be lower-quality debt securities. These securities can be more volatile due to increased sensitivity to interest rate increases, and adverse issuer, political, regulatory, market, or economic developments.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Investing in either "growth" stocks or "value" stocks or both. The value of the fund's investments will vary and can decline in response to adverse issuer, political, regulatory, market or economic developments.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

   INVESTOR PROFILE. The fund may be appropriate for investors seeking growth of capital. The investment philosophy is not constrained by any particular investment style. The fund's assets may be invested in securities of foreign issuers in addition to securities of domestic issuers. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.





M&E              0.01

BRR              0.05



Month            # of Days  M&E      GROWTH OPPORTUNITIES

Apr-82                      0.01

May-82           31.00

Jun-82           30.00

Jul-82           31.00

Aug-82           31.00

Sep-82           30.00

Oct-82           31.00

Nov-82           30.00

Dec-82           31.00

Jan-83           31.00

Feb-83           28.00

Mar-83           31.00

Apr-83           30.00

May-83           31.00

Jun-83           30.00

Jul-83           31.00

Aug-83           31.00

Sep-83           30.00

Oct-83           31.00

Nov-83           30.00

Dec-83           31.00

Jan-84           31.00

Feb-84           29.00

Mar-84           31.00

Apr-84           30.00

May-84           31.00

Jun-84           30.00

Jul-84           31.00

Aug-84           31.00

Sep-84           30.00

Oct-84           31.00

Nov-84           30.00

Dec-84           31.00

Jan-85           31.00

Feb-85           28.00

Mar-85           31.00

Apr-85           30.00

May-85           31.00

Jun-85           30.00

Jul-85           31.00

Aug-85           31.00

Sep-85           30.00

Oct-85           31.00

Nov-85           30.00

Dec-85           31.00

Jan-86           31.00

Feb-86           28.00

Mar-86           31.00

Apr-86           30.00

May-86           31.00

Jun-86           30.00

Jul-86           31.00

Aug-86           31.00

Sep-86           30.00

Oct-86           31.00

Nov-86           30.00

Dec-86           31.00

Jan-87           31.00

Feb-87           28.00

Mar-87           31.00

Apr-87           30.00

May-87           31.00

Jun-87           30.00

Jul-87           31.00

Aug-87           31.00

Sep-87           30.00

Oct-87           31.00

Nov-87           30.00

Dec-87           31.00

Jan-88           31.00

Feb-88           29.00

Mar-88           31.00

Apr-88           30.00

May-88           31.00

Jun-88           30.00

Jul-88           31.00

Aug-88           31.00

Sep-88           30.00

Oct-88           31.00

Nov-88           30.00

Dec-88           31.00

Jan-89           31.00

Feb-89           28.00

Mar-89           31.00

Apr-89           30.00

May-89           31.00

Jun-89           30.00

Jul-89           31.00

Aug-89           31.00

Sep-89           30.00

Oct-89           31.00

Nov-89           30.00

Dec-89           31.00

Jan-90           31.00

Feb-90           28.00

Mar-90           31.00

Apr-90           30.00

May-90           31.00

Jun-90           30.00

Jul-90           31.00

Aug-90           31.00

Sep-90           30.00

Oct-90           31.00

Nov-90           30.00

Dec-90           31.00

Jan-91           31.00

Feb-91           28.00

Mar-91           31.00

Apr-91           30.00

May-91           31.00

Jun-91           30.00

Jul-91           31.00

Aug-91           31.00

Sep-91           30.00

Oct-91           31.00

Nov-91           30.00

Dec-91           31.00

Jan-92           31.00

Feb-92           29.00

Mar-92           31.00

Apr-92           30.00

May-92           31.00

Jun-92           30.00

Jul-92           31.00

Aug-92           31.00

Sep-92           30.00

Oct-92           31.00

Nov-92           30.00

Dec-92           31.00

Jan-93           31.00

Feb-93           28.00

Mar-93           31.00

Apr-93           30.00

May-93           31.00

Jun-93           30.00

Jul-93           31.00

Aug-93           31.00

Sep-93           30.00

Oct-93           31.00

Nov-93           30.00

Dec-93           31.00

Jan-94           31.00

Feb-94           28.00

Mar-94           31.00

Apr-94           30.00

May-94           31.00

Jun-94           30.00

Jul-94           31.00

Aug-94           31.00

Sep-94           30.00

Oct-94           31.00

Nov-94           30.00

Dec-94           31.00

Jan-95           31.00                                              $500

Feb-95           28.00               3.08                  103.00%  $513

Mar-95           31.00               1.83                  101.74%  $520

Apr-95           30.00               3.50                  103.41%  $535

May-95           31.00               4.67                  104.58%  $558

Jun-95           30.00               3.06                  102.97%  $572

Jul-95           31.00               3.31                  103.22%  $588

Aug-95           31.00               0.66                  100.57%  $589

Sep-95           30.00               1.71                  101.63%  $596

Oct-95           31.00               0.72                  100.63%  $597

Nov-95           30.00               2.87                  102.79%  $612

Dec-95           31.00               2.57                  102.48%  $624

Jan-96           31.00               1.45                  101.36%  $630

Feb-96           29.00               -0.07                 99.85%   $627

Mar-96           31.00               -0.30                 99.61%   $622

Apr-96           30.00               1.60                  101.52%  $629

May-96           31.00               2.24                  102.15%  $639

Jun-96           30.00               0.80                  100.72%  $641

Jul-96           31.00               -2.90                 97.02%   $620

Aug-96           31.00               0.60                  100.51%  $620

Sep-96           30.00               4.83                  104.74%  $647

Oct-96           31.00               4.11                  104.02%  $670

Nov-96           30.00               7.56                  107.47%  $718

Dec-96           31.00               -2.53                 97.39%   $696

Jan-97           31.00               4.74                  104.65%  $725

Feb-97           28.00               0.95                  100.87%  $729

Mar-97           31.00               -5.10                 94.82%   $688

Apr-97           30.00               4.57                  104.48%  $716

May-97           31.00               6.49                  106.40%  $759

Jun-97           30.00               3.32                  103.23%  $780

Jul-97           31.00               7.71                  107.62%  $836

Aug-97           31.00               -3.80                 96.12%   $801

Sep-97           30.00               4.17                  104.08%  $830

Oct-97           31.00      1.00%    -2.00                 97.92%   $809

Nov-97           30.00      0.80%    3.53                  103.46%  $834

Dec-97           31.00      0.80%    2.77                  102.70%  $853

Jan-98           31.00      0.80%    0.42                  100.35%  $852

Feb-98           28.00      0.80%    6.25                  106.18%  $902

Mar-98           31.00      0.80%    3.11                  103.04%  $925

Apr-98           30.00      0.80%    -0.50                 99.43%   $916

May-98           31.00      0.80%    -0.70                 99.23%   $906

Jun-98           30.00      0.80%    2.40                  102.33%  $923

Jul-98           31.00      0.80%    0.34                  100.27%  $922

Aug-98           31.00      0.80%    -12.97                86.97%   $798

Sep-98           30.00      0.80%    6.16                  106.09%  $843

Oct-98           31.00      0.80%    7.65                  107.58%  $904

Nov-98           30.00      0.80%    6.42                  106.35%  $957

Dec-98           31.00      0.80%    5.39                  105.32%  $1,004





Listed in Order                                            Max      1,004

to match MFPR                                              Min      500



   BALANCED PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks both income and growth of capital.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities when its outlook is neutral.

   (small solid bullet) Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) With respect to equity investments, emphasizing above-average income-producing equity securities, which tend to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.

   (small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments. The value of the fund's investments will vary from day to day, and can decline in response to interest rate increases, adverse issuer, political, regulatory or economic developments.

   INVESTOR PROFILE. The fund may be appropriate for investors who seek a balance between stocks and bonds. The fund may invest its assets in securities of foreign issuers in addition to domestic issuers. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      BALANCED

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00                                                    $500

Feb-95             28.00               2.00                        101.92%  $508

Mar-95             31.00               0.69                        100.60%  $509

Apr-95             30.00               1.27                        101.19%  $513

May-95             31.00               2.12                        102.03%  $521

Jun-95             30.00               1.23                        101.15%  $525

Jul-95             31.00               1.30                        101.21%  $529

Aug-95             31.00               0.37                        100.28%  $528

Sep-95             30.00               0.92                        100.84%  $531

Oct-95             31.00               -1.18                       98.74%   $522

Nov-95             30.00               2.94                        102.86%  $534

Dec-95             31.00               1.62                        101.53%  $540

Jan-96             31.00               0.72                        100.63%  $542

Feb-96             29.00               -1.34                       98.58%   $532

Mar-96             31.00               -0.81                       99.11%   $525

Apr-96             30.00               0.27                        100.19%  $524

May-96             31.00               1.09                        101.00%  $527

Jun-96             30.00               0.63                        100.55%  $528

Jul-96             31.00               -1.97                       97.95%   $515

Aug-96             31.00               0.64                        100.55%  $515

Sep-96             30.00               4.26                        104.17%  $535

Oct-96             31.00               2.70                        102.61%  $546

Nov-96             30.00               5.25                        105.16%  $572

Dec-96             31.00               -1.61                       98.31%   $560

Jan-97             31.00               3.19                        103.10%  $575

Feb-97             28.00               1.68                        101.60%  $582

Mar-97             31.00               -2.80                       97.12%   $563

Apr-97             30.00               3.78                        103.69%  $582

May-97             31.00               3.96                        103.87%  $602

Jun-97             30.00               3.66                        103.57%  $621

Jul-97             31.00               5.58                        105.49%  $652

Aug-97             31.00               -4.66                       95.26%   $619

Sep-97             30.00               4.01                        103.92%  $640

Oct-97             31.00      1.00%    -2.11                       97.81%   $624

Nov-97             30.00      0.80%    2.44                        102.37%  $636

Dec-97             31.00      0.80%    2.03                        101.96%  $646

Jan-98             31.00      0.80%    1.10                        101.03%  $650

Feb-98             28.00      0.80%    3.72                        103.66%  $671

Mar-98             31.00      0.80%    3.76                        103.69%  $693

Apr-98             30.00      0.80%    0.81                        100.74%  $695

May-98             31.00      0.80%    0.00                        99.93%   $692

Jun-98             30.00      0.80%    2.26                        102.19%  $704

Jul-98             31.00      0.80%    -0.07                       99.86%   $700

Aug-98             31.00      0.80%    -10.81                      89.13%   $621

Sep-98             30.00      0.80%    5.70                        105.63%  $654

Oct-98             31.00      0.80%    3.66                        103.59%  $674

Nov-98             30.00      0.80%    3.73                        103.66%  $696

Dec-98             31.00      0.80%    3.53                        103.46%  $717





Listed in Order                                                    Max      717

to match MFPR                                                      Min      500



   GROWTH & INCOME PORTFOLIO OF VARIABLE INSURANCE PRODUCTS FUND III seeks high total return through a combination of current income and capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES:

   (small solid bullet) Investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.

   (small solid bullet) Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

   (small solid bullet) Investing in domestic and foreign issuers.

   (small solid bullet) Investing in either "growth" stocks or "value" stocks or both.

   (small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position, and market and economic conditions to select investments.

   INVESTOR PROFILE. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who seek a combination of growth and income from equity and some bond investments. The graph below is based on a 5% benchmark Rate of Return and initial monthly annuity income rate of $500.





PROSPECTUS CHARTS                      CUMULATIVE ONE MONTH TOTAL
                                       RETURNS



M&E                0.01

BRR                0.05



Month              # of Days  M&E      GROWTH & INCOME

Apr-82                        0.01

May-82             31.00

Jun-82             30.00

Jul-82             31.00

Aug-82             31.00

Sep-82             30.00

Oct-82             31.00

Nov-82             30.00

Dec-82             31.00

Jan-83             31.00

Feb-83             28.00

Mar-83             31.00

Apr-83             30.00

May-83             31.00

Jun-83             30.00

Jul-83             31.00

Aug-83             31.00

Sep-83             30.00

Oct-83             31.00

Nov-83             30.00

Dec-83             31.00

Jan-84             31.00

Feb-84             29.00

Mar-84             31.00

Apr-84             30.00

May-84             31.00

Jun-84             30.00

Jul-84             31.00

Aug-84             31.00

Sep-84             30.00

Oct-84             31.00

Nov-84             30.00

Dec-84             31.00

Jan-85             31.00

Feb-85             28.00

Mar-85             31.00

Apr-85             30.00

May-85             31.00

Jun-85             30.00

Jul-85             31.00

Aug-85             31.00

Sep-85             30.00

Oct-85             31.00

Nov-85             30.00

Dec-85             31.00

Jan-86             31.00

Feb-86             28.00

Mar-86             31.00

Apr-86             30.00

May-86             31.00

Jun-86             30.00

Jul-86             31.00

Aug-86             31.00

Sep-86             30.00

Oct-86             31.00

Nov-86             30.00

Dec-86             31.00

Jan-87             31.00

Feb-87             28.00

Mar-87             31.00

Apr-87             30.00

May-87             31.00

Jun-87             30.00

Jul-87             31.00

Aug-87             31.00

Sep-87             30.00

Oct-87             31.00

Nov-87             30.00

Dec-87             31.00

Jan-88             31.00

Feb-88             29.00

Mar-88             31.00

Apr-88             30.00

May-88             31.00

Jun-88             30.00

Jul-88             31.00

Aug-88             31.00

Sep-88             30.00

Oct-88             31.00

Nov-88             30.00

Dec-88             31.00

Jan-89             31.00

Feb-89             28.00

Mar-89             31.00

Apr-89             30.00

May-89             31.00

Jun-89             30.00

Jul-89             31.00

Aug-89             31.00

Sep-89             30.00

Oct-89             31.00

Nov-89             30.00

Dec-89             31.00

Jan-90             31.00

Feb-90             28.00

Mar-90             31.00

Apr-90             30.00

May-90             31.00

Jun-90             30.00

Jul-90             31.00

Aug-90             31.00

Sep-90             30.00

Oct-90             31.00

Nov-90             30.00

Dec-90             31.00

Jan-91             31.00

Feb-91             28.00

Mar-91             31.00

Apr-91             30.00

May-91             31.00

Jun-91             30.00

Jul-91             31.00

Aug-91             31.00

Sep-91             30.00

Oct-91             31.00

Nov-91             30.00

Dec-91             31.00

Jan-92             31.00

Feb-92             29.00

Mar-92             31.00

Apr-92             30.00

May-92             31.00

Jun-92             30.00

Jul-92             31.00

Aug-92             31.00

Sep-92             30.00

Oct-92             31.00

Nov-92             30.00

Dec-92             31.00

Jan-93             31.00

Feb-93             28.00

Mar-93             31.00

Apr-93             30.00

May-93             31.00

Jun-93             30.00

Jul-93             31.00

Aug-93             31.00

Sep-93             30.00

Oct-93             31.00

Nov-93             30.00

Dec-93             31.00

Jan-94             31.00

Feb-94             28.00

Mar-94             31.00

Apr-94             30.00

May-94             31.00

Jun-94             30.00

Jul-94             31.00

Aug-94             31.00

Sep-94             30.00

Oct-94             31.00

Nov-94             30.00

Dec-94             31.00

Jan-95             31.00

Feb-95             28.00

Mar-95             31.00

Apr-95             30.00

May-95             31.00

Jun-95             30.00

Jul-95             31.00

Aug-95             31.00

Sep-95             30.00

Oct-95             31.00

Nov-95             30.00

Dec-95             31.00

Jan-96             31.00

Feb-96             29.00

Mar-96             31.00

Apr-96             30.00

May-96             31.00

Jun-96             30.00

Jul-96             31.00

Aug-96             31.00

Sep-96             30.00

Oct-96             31.00

Nov-96             30.00

Dec-96             31.00                                                    $500

Jan-97             31.00               2.50                        102.41%  $510

Feb-97             28.00               0.20                        100.12%  $509

Mar-97             31.00               -4.38                       95.54%   $484

Apr-97             30.00               5.40                        105.31%  $508

May-97             31.00               5.60                        105.51%  $533

Jun-97             30.00               5.12                        105.03%  $558

Jul-97             31.00               8.09                        108.00%  $600

Aug-97             31.00               -5.07                       94.85%   $567

Sep-97             30.00               5.26                        105.17%  $594

Oct-97             31.00      1.00%    -2.82                       97.10%   $574

Nov-97             30.00      0.80%    4.48                        104.41%  $597

Dec-97             31.00      0.80%    2.22                        102.15%  $607

Jan-98             31.00      0.80%    0.56                        100.49%  $608

Feb-98             28.00      0.80%    6.85                        106.78%  $647

Mar-98             31.00      0.80%    5.08                        105.01%  $676

Apr-98             30.00      0.80%    0.00                        99.93%   $673

May-98             31.00      0.80%    -1.49                       98.44%   $660

Jun-98             30.00      0.80%    5.12                        105.05%  $690

Jul-98             31.00      0.80%    -0.69                       99.24%   $682

Aug-98             31.00      0.80%    -14.17                      85.77%   $583

Sep-98             30.00      0.80%    7.49                        107.42%  $624

Oct-98             31.00      0.80%    7.79                        107.72%  $669

Nov-98             30.00      0.80%    6.39                        106.32%  $708

Dec-98             31.00      0.80%    5.49                        105.42%  $744





Listed in Order                                                    Max      744

to match MFPR                                                      Min      484



MORGAN STANLEY    DEAN WITTER INVESTMENT MANAGEMENT INC.

EMERGING MARKETS DEBT PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks high total return by investing primarily in Fixed Income Securities of government and
government-related issuers    and, to a lesser extent, of corporate
issuers     located in emerging market countries.

   (small solid bullet) APPROACH. MSDW Investment Management seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, MSDW Investment Management seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

   (small solid bullet) PROCESS. MSDW Investment Management's global allocation team analyzes the global economic environment and its impact on emerging markets. MSDW Investment Management focuses on investing in countries that show signs of positive fundamental change. This analysis considers macroeconomic factors, such as GDP growth, inflation, monetary policy, fiscal policy and interest rates and sociopolitical factors such as political risk, leadership, social stability, and commitment to reform. In selecting securities, MSDW Investment Management first examines yield curves with respect to a country and then considers instrument-specific criteria, including:
(1) spread duration; (2) real interest rates; and (3) liquidity. The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. MSDW Investment Management may, when or if available, use hedging strategies, including the use of derivatives to protect the Portfolio from overvalued currencies or to take advantage of undervalued currencies.

EMERGING MARKETS EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital
appreciation by investing primarily in Equity Securities of    issuers
in     emerging market countr   ies.

   (small solid bullet) APPROACH. MSDW Investment Management seeks to maximize returns by investing primarily in growth-oriented equity securities in undervalued emerging markets and, from time to time, in fixed income securities. MSDW Investment Management's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and managements that focus on shareholder value.

   (small solid bullet) PROCESS. MSDW Investment Management's global allocation team analyzes the global economic environment, particularly its impact on emerging markets and allocates the Portfolio's assets among emerging markets based on relative economic, political, and social fundamentals, stock valuations and investor sentiment. MSDW Investment Management invests within countries based on the work of country specialists who conduct extensive fundamental analysis of issuers within these markets and seek to identify issuers with strong earnings growth prospects. To manage risk, MSDW Investment Management emphasizes thorough macroeconomic and fundamental research.

GLOBAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital
appreciation by investing primarily in Equity Securities of issuers
throughout the world, including U.S. issuers   .

   (small solid bullet) APPROACH. MSDW Investment Management seeks to maintain a diversified portfolio of global equity securities based on individual stock selection. MSDW Investment Management emphasizes a bottom-up approach to investing that seeks to identify securities of undervalued issuers. The investment process is value driven and considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. MSDW Investment Management conducts a thorough investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise, including product, competitiveness, market positioning, and industry structure. Meetings with senior company management are integral to the investment process.

   (small solid bullet) PROCESS. MSDW Investment Management selects securities for investment from a universe of eligible issuers consisting of approximately 3,200 companies in the Morgan Stanley Capital International (MSCI) World Index. MSDW Investment Management expects to invest at least 20% of the Portfolio's total assets in the common stocks of U.S. issuers.

INTERNATIONAL MAGNUM PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation by investing primarily in Equity Securities of non-U.S. issuers domiciled in EAFE countries.

   (small solid bullet) APPROACH. MSDW Investment Management seeks to achieve superior long-term returns by creating a diversified portfolio of undervalued international equity securities. To achieve this goal, MSDW Investment Management uses a combination of strategic geographic asset allocation and fundamental, value oriented stock selection.

   (small solid bullet) PROCESS. The Portfolio is managed using a two-part process combining the expertise of investment teams based in New York, London, Tokyo, and Singapore. The New York-based portfolio management team decides upon the appropriate allocation of the Portfolio's assets among Europe, Japan and developed Asia, including Australia and New Zealand. Regional allocation decisions are based on variety of factors, including relative valuations, earnings expectations, macroeconomic factors, as well as input from the regional stock selection teams from MSDW Investment Management's Asset Allocation Committee, which is made up of several of MSDW Investment Management's most senior investment officers. Once the allocations to Europe, Asia, and Japan have been determined, three overseas investment teams in London (for European stocks), Tokyo (for Japanese stocks) and Singapore (for Asian stocks) decide which stocks to purchase for their respective geographic regions. The regional portfolio management teams look for stocks that they believe to be undervalued by the market. The regional specialists analyze each company's management before a stock is purchased for the Portfolio. The Portfolio invests primarily in countries comprising the MSCI Europe, Australiasia, Far East (EAFE) Index (the "EAFE Index"). EAFE countries include Japan, most nations in Western Europe, and the more developed nations of Asia, such as Australia, New Zealand, Hong Kong, and Singapore. However, the Portfolio also may invest up to 5% of its assets in countries not included in the EAFE Index.

PBHG

SELECT 20 PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Select 20 Portfolio, a non-diversified
Portfolio, seeks long-term growth of capital.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65%        of its total assets in    growth
securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have strong earnings growth and capital appreciation potential. These companies will generally have market capitalization in excess of $1 billion.

(small solid bullet) The    growth     securities    in the Portfolio
are primarily     common stocks,    but may also include equity
securities such as     warrants and rights to purchase common stocks,
and convertible securities.

(small solid bullet) The Portfolio is non-diversified, which means its performance is dependent upon the securities of a smaller number of companies. As a result, the impact of a single change in value
(positive or negative) of a single holding may be magnified.

GROWTH II PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital appreciation.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65%        of its total assets in    growth
securities of small and medium sized companies that, in the Adviser's opinion, have strong earnings growth and capital appreciation potential. These companies will generally have market capitalizations
or annual revenues    between $500 million and     $   10     billion.

(small solid bullet)    The growth securities in the Portfolio are
primarily common stocks, but may also include other equity securities such as warrants and rights to purchase common stocks, and convertible securities.

   (small solid bullet) The Portfolio emphasizes small and medium sized companies, so it may be more volatile than the stock market in general, as measured by the S&P 500.

LARGE CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital and income. Current income is a secondary objective.

(small solid bullet)    Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in value securities of large capitalization companies that, in the opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are currently underpriced using certain financial measurements, such as their price-to-earnings ratios.

(small solid bullet)    The value securities in the Portfolio are
primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

SMALL CAP VALUE PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk.

(small solid bullet) Under normal market conditions, the Portfolio
will invest at least 65% of its total assets in    value securities
of     companies whose market capitalizations are within the range of the Russell 2000 index.

(small solid bullet)    The value securities in the Portfolio are
primarily common stocks that, in the opinion of the Adviser and the Sub-Adviser, are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, but may also include other equity securities such as warrants and rights to purchase common stocks and convertible securities.

   (small solid bullet) The Portfolio's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Portfolio generally has lower price-to-earnings ratios than the Russell 2000.

   (small solid bullet) The Portfolio emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index.

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term growth of capital. Current income is incidental to the Portfolio's objective.

(small solid bullet) Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies that rely extensively on technology or communications in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing exceptional growth in sales and earnings driven by technology-or communication-related products and services.

These companies may be in different industries, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental.

(small solid bullet) The Portfolio offers investors significant growth potential because it invests in companies that may be responsible for breakthrough products or technologies or are positioned to take advantage of cutting-edge developments.

(small solid bullet) The Portfolio's holdings may range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing scientific advances.

   (small solid bullet) Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

STRONG

DISCOVERY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Discovery Fund II seeks capital growth.

(small solid bullet) The Fund invests in securities that the Adviser believes represent attractive growth opportunities.

(small solid bullet) The Fund normally emphasizes equity securities, although it has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation.

(small solid bullet) The Fund may invest up to 100% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) The Fund may also invest up to 100% of its assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment-grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may also invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Adviser attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in early stages of development, or they may be mature organizations.

   MID CAP     GROWTH FUND II (FORMERLY GROWTH FUND II)

OBJECTIVE AND STRATEGY

(small solid bullet)    Mid Cap     Growth Fund II seeks capital
growth    through investments in mid-sized companies    .

(small solid bullet) The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects.

(small solid bullet) Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis.

(small solid bullet) The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) The Fund generally will invest in    mid-sized
    companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued.

(small solid bullet) In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain characteristics, such as (a) prospects for above-average sales and earnings growth; (b) high return on invested capital; (c) overall financial strength, including sound financial and accounting policies and a strong balance sheet; (d) competitive advantages, including innovative products and
services; (e) effective research, product development   ,     and
marketing; and (f) stable, capable management.

OPPORTUNITY FUND II

OBJECTIVE AND STRATEGY

(small solid bullet) Opportunity Fund II seeks capital growth.

(small solid bullet) The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are under-researched and attractively valued.

(small solid bullet) The Fund will invest at least 70% of its total assets in equity securities, including (a) common stocks, (b) preferred stocks, and (c) securities that are convertible into common or preferred stocks, such as warrants and convertible bonds.

(small solid bullet) Under normal market conditions, the Fund expects to be fully invested in equities.

(small solid bullet) The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate- to long-term corporate or U.S. government debt securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations.

(small solid bullet) When the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities.

(small solid bullet) The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts.

(small solid bullet) In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better-known counterparts.

(small solid bullet) The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.

WARBURG PINCUS

INTERNATIONAL EQUITY PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks long-term capital appreciation.

(small solid bullet) The Portfolio pursues its investment objective by investing in equity securities of companies located or conducting business outside the United States.

(small solid bullet) The Portfolio will ordinarily invest substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States.

(small solid bullet) The Portfolio intends to be widely diversified across securities of many corporations located in a number of foreign countries, but from time to time may invest a significant portion of its assets in a single country.

(small solid bullet) Although the Portfolio emphasizes developed countries, it may also invest in emerging markets.

(small solid bullet) In choosing equity securities, the Portfolio managers look for companies of any size whose securities appear to be discounted relative to earnings, assets, or projected growth. The Portfolio managers determine value based on research and analysis, taking all relevant factors into account.

(small solid bullet) The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

RISK. In addition to risks associated with equity securities, international investment entails special risk considerations including currency fluctuations, lower liquidity, economic instability,
political uncertainty   ,     and differences in accounting methods.

POST-VENTURE CAPITAL PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) Post-Venture Capital Portfolio seeks long-term growth of capital.

(small solid bullet) The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of U.S. companies considered to be in their post-venture capital stage of development.

(small solid bullet) Under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity
securities of "post-venture capital companies."        A post-venture
capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the
company.        In addition, the investment of venture capital
financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), will have been made within ten years prior to the Portfolio's purchase of the company's securities.

(small solid bullet) Up to 10% of the Portfolio's assets may be invested in private equity portfolios that invest in venture capital companies.

(small solid bullet)    A portion     of the Portfolio's assets may be
invested in assets of companies expected to experience "special situations," such as mergers or reorganizations.

(small solid bullet) Up to 20% of the Portfolio's assets may be invested in foreign securities.

RISK. The main risks associated with the portfolio include risks associated with equity securities, particularly small, start-up and special-situation companies. The Portfolio employs aggressive strategies and may not be appropriate for all investors.

SMALL COMPANY GROWTH PORTFOLIO

OBJECTIVE AND STRATEGY

(small solid bullet) The Portfolio seeks capital growth by investing primarily in equity securities of small sized U.S. companies that represent attractive opportunities for capital growth.

(small solid bullet) The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. As of January 31, 1998, the Russell 2000 Index included companies with market capitalizations between $23.7 million and $2.7 billion. Companies that outgrow the definition of small company after the Portfolio has purchased its securities continue to be considered small for purposes of the Portfolio's investment policies.

(small solid bullet) Small companies may (1) still be in the development stage, (2) be older companies that appear to be entering a new stage of growth, or (3) be companies providing products or services with a high unit volume growth rate.

(small solid bullet) The Portfolio may also invest in securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time.

(small solid bullet) Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.

   (small solid bullet) The Portfolio is non-diversified and may invest a greater proportion of its assets in the securities of a smaller number of issuers.

RISK. The Portfolio's main risks are the risks associated with equity securities, particularly small start-up and special-situation
companies.    The Portfolio may be subject to volatility resulting
from its non-diversified status.

FUNDS' AVAILABILITY TO OTHER SEPARATE ACCOUNTS

Other separate accounts of EFILI and separate accounts of other insurance companies may also purchase shares of the Funds. For a
discussion of the    possible consequences associated with having the
Funds available to other separate accounts, s    ee RESOLVING MATERIAL
CONFLICTS on page 148.

THE INVESTMENT ADVISERS

FIDELITY

The investment Adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers Act of 1940. Fidelity Management & Research Company is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support
facilities. As of December 31, 199   8    , it advised funds having
more than 3   9     million shareholder accounts with a total value of
more than $   694     billion. The portfolios of the Fidelity Funds,
as part of their operating expenses, pay an investment management fee to Fidelity Management & Research Company. These fees are part of the Funds' expenses. See the prospectuses for the Funds for discussions of the Funds' expenses. Fidelity Investments Money Management, Inc.
(FIMM), a subsidiary of FMR, chooses invest   m    ents for Money
Market Portfolio and Investment Grade Bond Portfolio. FIMM will choose certain types of investments for Asset Manager, Asset Manager: Growth, and Balanced Portfolios. Foreign affiliates of FMR may help choose investments for some of the Funds. BT is a wholly-owned subsidiary of Bankers Trust Corporation (formerly Bankers Trust New York
Corporation). BT currently serves as sub-adviser    and custodian for
the     Index 500 Portfolio   . BT chooses the Index 500 Portfolio's
investments and places orders to buy, sell, and lend the fund's investments.

MORGAN STANLEY DEAN WITTER    INVESTMENT MANAGEMENT INC.

The investment Adviser for the Morgan Stanley    Dean Witter
    Universal Funds, Inc. is Morgan Stanley Dean Witter Investment Management Inc., which is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., which is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. MSDW Investment Management, a registered Investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies as well as, to employee benefit plans, endowment funds, foundations and other institutional investors. MSDW Investment Management's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.

PBHG

The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The principal business address of the Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087.

STRONG

The investment Adviser for the Strong Funds is Strong Capital Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.

WARBURG PINCUS

The investment Adviser for the Warburg Pincus Funds is Warburg Pincus Asset Management, Inc. Incorporated in 1970, Warburg Pincus is
indirectly controlled by Warburg, Pincus & Co.("WP&Co."),    with
    which Warburg G.P. has no business other than being a holding company of Warburg Pincus and its affiliates. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg Pincus. Warburg Pincus' address is 466 Lexington Avenue, New York, New York 10017-3147.

   On February 15, 1999, WP & Co. and Credit Suisse Group announced that they reached an agreement for Credit Suisse Group to acquire Warburg Pincus. It is expected that Warburg Pincus will be combined with Credit Suisse Asset Management (New York), the institutional asset management and mutual fund arm of Credit Suisse Group. As of December 31, 1998, Credit Suisse Asset Management had global assets under management of $210 billion. Under the terms of the arrangement, no immediate changes are planned to Warburg's investment portfolio managers and investment professionals.

IMPORTANT

You will find more complete information about the Funds, including the risks associated with each Portfolio, in the accompanying prospectuses. You should read them along with this prospectus.

FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Three types of Contracts are available. You may purchase:
(1) a NON-QUALIFIED CONTRACT using money from any source; (2) a QUALIFIED CONTRACT with money rolled over from a qualified retirement
plan, such as a 401(k) plan, 403(b) plan or IRA;    and     (3)
through an arrangement with your employer, a TAX-SHELTERED ANNUITY CONTRACT with money in a tax-sheltered annuity under section 403(b) of the Code.

(small solid bullet) The minimum Purchase Payment for a Contract is generally $25,000.

(small solid bullet) You may purchase a Qualified Contract only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from another qualified plan, tax-sheltered
annuity   ,     or IRA.

(small solid bullet) You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

(small solid bullet) However, if you purchase the Contract as a Qualified Contract (IRA) or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract.

(small solid bullet) Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old.

(small solid bullet) APPLICATION AND INITIAL PURCHASE PAYMENT

When we receive your properly completed application, we apply your payment to the purchase of a Contract within two valuation periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period.

For most Contracts, we assume that you receive your Contract five days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract.

If you return a Contract more than ten days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, and (2) your Purchase Payment plus the investment performance of the Money Market Investment Option.

We will also make an adjustment for the amount of any annuity income
we paid before we received the Contract.    ONCE THE FREE LOOK PERIOD
EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND    .

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

The portion of your Purchase Payment you allocate to the Investment Options will be invested in the Money Market Investment Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select.

(small solid bullet)    EXCHANGES     AMONG INVESTMENT OPTIONS

You may currently    exchange     amounts among Investment Options as
often as you wish without charge. However, excessive    exchange
activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the
Portfolio regardless of their    exchange     activity. Therefore,
EFILI reserves the right to limit the number of    exchanges
permitted, but not to fewer than six per calendar year.

You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages must be in whole numbers, not fractions.

You may change the allocations among the Investment Options by writing
or telephoning the Annuity Service Center    or, when available at a
future date, on our Internet website.

(small solid bullet) TRANSACTIONS BY TELEPHONE    OR INTERNET
(AVAILABLE AT A FUTURE DATE)

EFILI reserves the right to change telephone    or Internet
exchange     provisions, or to eliminate them, and to limit or reject
any telephone    or Internet exchange     at any time. You may make up
to    a combined total of     eighteen telephone   /Internet
exchanges     per calendar year.    After this total is reached, you
will only be permitted to complete exchanges in writing.     We will
not accept exchange requests via fax.

We will not be responsible for any losses resulting from unauthorized
telephone    or Internet exchanges     if we follow reasonable
procedures designed to verify the identity of    the caller or
Internet user    . We may record calls. You should verify the accuracy
of your confirmation statements immediately after you receive them.

(small solid bullet) USE OF MARKET TIMING SERVICES

In some cases, we may sell Contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract
Owner(s) to make exchanges among the    S    ubaccounts on the basis
of perceived market trends. Because the large    exchange     of
assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among
other things, decline to accept (1) the    e    xchange instructions
of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

(small solid bullet) EFFECTIVE DATE OF    EXCHANGE    S AMONG
INVESTMENT OPTIONS

When you    exchange     among Investment Options, we will redeem
shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, any Investment Option you
   exchange     to is credited at the same time.

However, we may wait to credit the amount to a new Investment Option
until an Investment Option you    exchange     from becomes liquid.
This will happen only if (1) the Investment Option you    exchange
to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the
Investment Option you    exchange     from is investing in an equity
Portfolio in an illiquid position due to substantial redemptions or
   exchanges     that require it to sell Portfolio securities in order
to make funds available.

The Investment Option you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit
an Investment Option for this reason, the amount you    exchange
will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

(small solid bullet) IMPORTANT

The amount of the allocation in each Investment Option will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. PREMIUM TAXES. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment
Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. EXPENSES OF THE FUNDS. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. OTHER TAXES. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI'S TAX STATUS on page 149.

ANNUITY INCOME DATES

We provide annuity income for each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE

A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Certain free look requests must include a
signature guarantee if any of the following situations apply   .

1. The requested amount is more than $25,000.

2. In other circumstances where we deem it necessary for your protection (e.g. the signature does not resemble the signature we have on file).

You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity
Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your    C    ontract is a joint and survivor annuity and either you
or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between
fixed and variable annuity income. You may choose    ALL FIXED ANNUITY
INCOME, ALL VARIABLE ANNUITY INCOME,     or a    COMBINATION OF THE
TWO.

(small solid bullet) FIXED ANNUITY INCOME. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 147.

(small solid bullet) VARIABLE ANNUITY INCOME. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 147.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

(small solid bullet) COMBINATION OF    F    IXED AND    V    ARIABLE
   A    NNUITY    I    NCOME. If you choose a combination of fixed and
variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page 147.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized investment return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Income will increase from one Annuity Income Date to the next if the
annualized    Total     Return during that time is greater than the
Benchmark Rate of Return you choose, and will decrease if the
annualized    Total     Return is less than the Benchmark Rate of
Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (f) the selected Portfolios earn a constant 10% gross investment return before fees and expenses (equal to a
7.8   5    %    annualized Total     Return after fees and expenses).
Monthly income amounts are shown for two Benchmark Rates of Return:
3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.



FIDELITY INCOME ADVANTAGE

ANNUITY INCOME GRAPH





                                                           Current Expenses:

Male, Age 65, Life w/ 10 years                                                                      Updated 2/23/98



                                5%              Benchmark                           3.5%            Benchmark

                                First Payment:  $654.77                             First Payment:  $568.54





                                Net Returns                                         Net Returns

Year                            -1.95%          5.00%      7.85%              Year  -1.95%          3.50%      7.85%

1                               $652            $656       $658               1     $567            $569       $571

2                               $609            $656       $675               2     $537            $569       $595

3                               $569            $656       $694               3     $509            $569       $620

4                               $531            $656       $713               4     $482            $569       $646

5                               $496            $656       $732               5     $456            $569       $674

6                               $463            $656       $752               6     $432            $569       $702

7                               $432            $656       $772               7     $410            $569       $731

8                               $404            $656       $793               8     $388            $569       $762

9                               $377            $656       $815               9     $368            $569       $794

10                              $352            $656       $837               10    $348            $569       $828

11                              $329            $656       $860               11    $330            $569       $862

12                              $307            $656       $883               12    $313            $569       $899

13                              $287            $656       $907               13    $296            $569       $936

14                              $268            $656       $931               14    $281            $569       $976

15                              $250            $656       $957               15    $266            $569       $1,017

16                              $233            $656       $983               16    $252            $569       $1,059

17                              $218            $656       $1,009             17    $238            $569       $1,104

18                              $204            $656       $1,037             18    $226            $569       $1,150

19                              $190            $656       $1,065             19    $214            $569       $1,199

20                              $178            $656       $1,094             20    $203            $569       $1,249



TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract.

1. SINGLE LIFE ANNUITY. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE SURVIVOR. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract or Tax-Sheltered Annuity Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. JOINT AND SURVIVOR ANNUITY WITH REDUCED ANNUITY INCOME TO THE SURVIVOR. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE ANNUITANT IF THE JOINT ANNUITANT DIES, BUT REDUCED ANNUITY INCOME TO THE JOINT ANNUITANT IF THE ANNUITANT DIES. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3, and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to thirty (30). You may do this for any annuity income option. If neither you nor the Joint Annuitant lives to the end of the guarantee period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a guarantee period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a guarantee period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the guarantee period, as required by the Federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter guarantee period and a generally higher amount of annuity income.

(small solid bullet) ANNUITY INCOME TO BENEFICIARY. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

(small solid bullet) LUMP SUM PAYMENT. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the
Beneficiary is no longer living. For (b)   ,     the lump sum will be
paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options.

You should verify the accuracy of your transaction confirmations and
monthly sta   t    ements immediately after you receive them.
Information contained on transaction co   n    firmations and account
statements is conclusive    unless you object in writing within five
and ten days, respectively.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS

TREATMENT OF DISTRIBUTIONS

TAXATION OF DISTRIBUTIONS. The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "EXCLUSION
AMOUNT."

In the case of a VARIABLE ANNUITY INCOME distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of FIXED ANNUITY INCOME distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts and Tax-Sheltered Annuity Contracts, the investment in the contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or
(2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

PENALTY TAX. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts and Tax-Sheltered Annuity Contracts typically will not be subject to the penalty tax. Also, the penalty tax generally will not be imposed on distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

WITHHOLDING AND REPORTING. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

QUALIFIED CONTRACTS AND TAX-SHELTERED ANNUITY CONTRACTS

The Contract may be used as an Individual Retirement Annuity under
Section 408(b) of the Internal Revenue Code and as a qualified tax-sheltered annuity under Section 403(b) of the Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." Also, Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase tax-sheltered annuities for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract or Tax-Sheltered Annuity Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity or a tax-sheltered annuity, a Qualified Contract and a Tax-Sheltered Annuity Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract may be purchased only in connection with a rollover of amounts from a qualified plan, tax-sheltered annuity, or IRA. Also, a Tax-Sheltered Annuity Contract may be purchased only in connection with a rollover of amounts from another tax-sheltered annuity.

If the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In order to satisfy the requirements in the Code, you generally may not purchase a Tax-Sheltered Annuity Contract unless you have reached age 59 1/2, separated from service, or become disabled (within the meaning of the tax law). Certain payments, known as "eligible rollover distributions," from a Tax-Sheltered Annuity Contract will be subject to the new direct rollover and mandatory withholding requirements enacted by Congress in 1992. Generally, distributions from a Tax-Sheltered Annuity Contract will not constitute eligible rollover distributions. However, if an eligible rollover distribution is made under a Tax-Sheltered Annuity Contract, you will receive prior to the distribution a notice (from the plan administrator or EFILI) explaining generally the new direct rollover and mandatory withholding requirements and how to avoid the mandatory withholding thereunder by electing to have the distribution directly transferred to certain qualified retirement plans.

TAX DEFERRAL UNTIL DISTRIBUTIONS ARE MADE

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the owner of the assets of the Variable Account for Federal tax purposes, and
(4) certain distribution requirements are met in the event that you die.

NON-NATURAL OWNER. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for Federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "ADEQUATELY DIVERSIFIED." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income.

Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. To qualify as an annuity for Federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

(small solid bullet) IMPORTANT. This discussion of the Tax
Considerations assumes that the Contract will be treated as an annuity contact for Federal income tax purposes and that EFILI will be treated as the owner of the Variable Account assets.

EFILI'S TAX STATUS

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing Federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur Federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for Federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its Federal income taxes. Such a charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

GENERAL TAX CONSIDERATIONS

The above discussion is not exhaustive and is not intended as tax advice. The Federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address Federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, Federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

YOU SHOULD ALSO BE AWARE OF THE FOLLOWING IMPORTANT PROVISIONS OF YOUR
CONTRACT.

1. OWNER(S). Before a Contract is issued, the Owner(s) have the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. ANNUITANT. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. JOINT ANNUITANT. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts and Tax-Sheltered Annuity Contracts (a) all annuity income during your lifetime must be received only by you, and
(b) the Joint Annuitant may not be an Owner.

4. BENEFICIARY. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any); and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date. Surviving Beneficiaries will receive equal shares unless you specify otherwise. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. If a Beneficiary receiving annuity income dies, we will provide a lump sum to his or her estate. See TYPES OF ANNUITY INCOME OPTIONS on page .

5. MISSTATEMENT OF DATE OF BIRTH OR SEX. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.
If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. ASSIGNMENT. The Contract may not be assigned.

7. DIVIDENDS. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. NOTIFICATION OF DEATH. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of EFILI. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Funds. The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional investment options available to you. These investment options will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Investment Option, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

   TOTAL     RETURN FOR AN INVESTMENT OPTION

The    Total     Return reflects the investment performance of the
Investment Option, less all expenses and charges, for the Valuation
Period. EFILI determines the    Total     Return of an Investment
Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under Federal regulations, EFILI may also disregard instructions to
vote for changes in investment policies or the    investment
Adviser     if it disapproves of the proposed changes. EFILI would
disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

PERFORMANCE

Performance information for the Investment Options may appear in reports and advertising to current and prospective Owners, Annuitants, Joint Annuitants, and Beneficiaries. The performance information is based on historical investment experience of the Investment Options and the Funds and does not indicate or represent future performance.

(small solid bullet) TOTAL RETURNS are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.

(small solid bullet) A CUMULATIVE TOTAL RETURN reflects performance over a stated period of time.

(small solid bullet) An AVERAGE ANNUAL TOTAL RETURN reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Investment Option's returns, you should recognize that they are not the same as actual year-by-year results.

(small solid bullet) Some Investment Options may also advertise YIELD. These measures reflect the income generated by an investment in the Investment Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

(small solid bullet) The MONEY MARKET INVESTMENT OPTION may advertise its CURRENT and EFFECTIVE YIELD. Current yield reflects the income generated by an investment in the Investment Option over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The INVESTMENT GRADE BOND and the HIGH INCOME INVESTMENT OPTIONS may advertise a 30 DAY YIELD which reflects the income generated by an investment in the Investment Option over a 30 day period.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services, Inc. is a party to any material litigation.

APPENDIX - ILLUSTRATIONS OF VALUES

We have prepared the following tables to show how investment performance affects your variable annuity income over time. In these illustrations, we assume that you are the person who will receive the variable annuity income, and that the Contract is a Non-qualified Contract. The illustrations show variable annuity income amounts and fixed annuity income amounts.

The variable annuity income amounts reflect three different assumptions for a constant investment return after all expenses:
-1.95%, the Benchmark Rate of Return, and 9.82%. These are hypothetical rates of return and, of course, EFILI does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

Your variable income may be more or less than the income shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on how long you live and whether you choose a guarantee period option.

Another factor which determines the amount of variable annuity income is the Benchmark Rate of Return. You choose the Benchmark Rate of Return from the options available. Income will increase from one
Annuity Income Date to the next if the annualized    Total     Return
during that time is greater than the Benchmark Rate of Return you
choose, and will decrease if the annualized    Total     Return is
less than the Benchmark Rate of Return.

Two tables follow. The first is based on a 3.5% Benchmark Rate of Return, and the second is based on a 5% Benchmark Rate of Return.

The income amounts shown reflect the deduction of all fees and expenses. Portfolio management fees and operating expenses are assumed to be at an annual rate of .96% of their average daily net assets. Actual fees and expenses under the Contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The mortality and expense risk and administration charge are assumed to be at an annual rate of 1% of the average daily net assets.

Upon request we will furnish a customized illustration based on your individual circumstances and choice of annuity options.


INCOME ADVANTAGE ILLUSTRATION

ANNUITANT(S):                  JOHN DOE  ANNUITY PURCHASE AMOUNT:      $100,000

SEX:                           MALE      CONTRACT DATE:                3/1/99

DATE OF BIRTH:                 1/1/34    FIRST ANNUITY INCOME DATE:    4/1/99

PURCHASE PAYMENT ALLOCATION:             100% VARIABLE                 0% FIXED

ANNUITY INCOME OPTION: SINGLE            FREQUENCY OF ANNUITY INCOME:  MONTHLY
LIFE ANNUITY

PREMIUM TAX FOR NEW YORK:                0%



   The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 3.5% Benchmark Rate of Return.

                                   Annual rate of return  after
                                   all expenses: (1)

Annuity Income Date  Age   -1.95%   3.5%                          9.82%

Apr. 1, 1999         65   $ 587    $ 590                         $ 593

Apr. 1, 2000         66   $ 556    $ 590                         $ 629

Apr. 1, 2001         67   $ 527    $ 590                         $ 668

Apr. 1, 2002         68   $ 499    $ 590                         $ 708

Apr. 1, 2003         69   $ 473    $ 590                         $ 752

Apr. 1, 2008         74   $ 361    $ 590                         $ 1,011

Apr. 1, 2013         79   $ 275    $ 590                         $ 1,359

Apr. 1, 2018         84   $ 210    $ 590                         $ 1,828


   (1) The corresponding returns before annuity and investment expense s are: 0%, 5.56%, and 12.00%

   IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY
INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED
ANNUITY INCOME WOULD BE $650.58.


      Current Expenses:  0.96%

                                    Updated 2/23/98



      3.5%               Benchmark

      First Payment:     $589.11





      Net Returns

Year  -1.95%             3.50%      9.82%

1     $587               $590       $593

2     $556               $590       $629

3     $527               $590       $668

4     $499               $590       $708

5     $473               $590       $752

6     $448               $590       $797

7     $424               $590       $846

8     $402               $590       $898

9     $381               $590       $953

10    $361               $590       $1,011

11    $342               $590       $1,073

12    $324               $590       $1,138

13    $307               $590       $1,208

14    $291               $590       $1,281

15    $275               $590       $1,359

16    $261               $590       $1,442

17    $247               $590       $1,531

18    $234               $590       $1,624

19    $222               $590       $1,723

20    $210               $590       $1,828


   $5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.


INCOME ADVANTAGE ILLUSTRATION

ANNUITANT(S):                  JOHN DOE  ANNUITY PURCHASE AMOUNT:      $100,000

SEX:                           MALE      CONTRACT DATE:                3/1/99

DATE OF BIRTH:                 1/1/34    FIRST ANNUITY INCOME DATE:    4/1/99

PURCHASE PAYMENT ALLOCATION:             100% VARIABLE                 0% FIXED

ANNUITY INCOME OPTION: SINGLE            FREQUENCY OF ANNUITY INCOME:  MONTHLY
LIFE ANNUITY

PREMIUM TAX FOR NEW YORK:                0%



   The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 5.0% Benchmark Rate of Return.

                                   Annual rate of return  after
                                   all expenses: (1)

Annuity Income Date  Age   -1.95%   5%                            9.82%

Apr. 1, 1999         65   $ 677    $ 681                         $ 684

Apr. 1, 2000         66   $ 632    $ 681                         $ 715

Apr. 1, 2001         67   $ 590    $ 681                         $ 748

Apr. 1, 2002         68   $ 551    $ 681                         $ 782

Apr. 1, 2003         69   $ 515    $ 681                         $ 818

Apr. 1, 2008         74   $ 365    $ 681                         $ 1,024

Apr. 1, 2013         79   $ 260    $ 681                         $ 1,281

Apr. 1, 2018         84   $ 184    $ 681                         $ 1,604


   (1) The corresponding returns before annuity and investment expenses are: 0%, 7.09%, and 12.00%

   IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY
INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED
ANNUITY INCOME WOULD BE $650.58.


                         Current Expenses:  0.96%

Male, Age 65, Life Only



                         5%                 Benchmark

                         First Payment:     $679.55





                         Net Returns

Year                     -1.95%             5.00%      9.82%

1                        $677               $681       $684

2                        $632               $681       $715

3                        $590               $681       $748

4                        $551               $681       $782

5                        $515               $681       $818

6                        $481               $681       $855

7                        $449               $681       $895

8                        $419               $681       $936

9                        $391               $681       $979

10                       $365               $681       $1,024

11                       $341               $681       $1,071

12                       $319               $681       $1,120

13                       $298               $681       $1,171

14                       $278               $681       $1,225

15                       $260               $681       $1,281

16                       $242               $681       $1,340

17                       $226               $681       $1,402

18                       $211               $681       $1,466

19                       $197               $681       $1,533

20                       $184               $681       $1,604


   $5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

Service Agreements

General Information

Performance

Safekeeping of Variable
Account Assets

Distribution of the Contracts

State Regulation

Legal Matters

Registration Statement

Independent Accountants

Financial Statements


INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT
1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Annuity (IRA). For this reason, it is important that you read this statement carefully.

REVOCATION

2. You are allowed to revoke or cancel your IRA within thirty (30) days of the later of (1) the date of the application for the IRA; or
(2) the date you receive the IRA Contract. A revocation treats an IRA as if it never existed. If you revoke within ten days of receiving the Contract, EFILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. If you revoke later during the Free Look Period, EFILI will refund your Purchase Payment adjusted for investment performance.

 You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
200 Liberty Street, Tower A
One World Financial Center
New York, New York 10281

 A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

 Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

CONTRIBUTIONS

3. You may establish an IRA for the purpose of rolling over all or a portion of certain distributions from a qualified plan, tax sheltered annuity, individual retirement account or other IRA within 60 days of receipt of the distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the distribution.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for a rollover contribution.

INVESTMENTS

6. The assets in your IRA are nonforfeitable.

7. The IRA is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

DISTRIBUTIONS

8. Distributions from your IRA generally will be included in your gross income for Federal income tax purposes for the year in which you receive them.

9. To the extent they are included in taxable income, distributions from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of "substantially equal periodic payments" over your life (or life expectancy) or the joint lives (or joint life expectancies) of yourself and the second person designated by you.

10. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which
you reach    age     70 1/2. Subsequent distributions must be made by
December 31 of each year.

11. Generally, you may select any of the annuity income options under the Contract as the method of distribution for the assets of this IRA. However, if you name a Joint Annuitant who is not your spouse, the joint and survivor annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you. Furthermore, if you choose a guarantee period, it generally may not be longer than your life expectancy (or the joint life and last survivor expectancy of you and the Joint Annuitant, if any).

12. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

13. If you die before your entire interest is distributed, the remaining interest, if any. will be distributed as follows:

 (a) If you die after distribution of your interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to your death.

 (b) If you die before distributions have begun, the entire remaining interest must be distributed as follows:

  (1) if there is no Joint Annuitant, by December 31st of the year containing the fifth anniversary of your death, and usually within seven days after we receive due proof of your death; or

  (2) if there is a Joint Annuitant, in equal or substantially equal payments over the life or the life with a period certain not exceeding the life expectancy of the Joint Annuitant starting by December 31st of the year following the year of your death.

14. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

OTHER TAX CONSIDERATIONS

15. Distributions are taxed generally as ordinary income under Federal income tax laws.

16. The tax treatment of single sum distributions under Section 402(d) of the Code is not applicable to distributions from IRAs.

17. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place, excess distributions are made, or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

PROHIBITED TRANSACTIONS

18. If you or your designated beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the entire Contract will lose its IRA classification, and you must include in gross income the fair market value of the Contract as of the first day of the tax year. If you are younger than age 59 1/2 at that time, you may have to pay the 10% penalty tax on premature distributions.

FINANCIAL INFORMATION

19. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will depend upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

20. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) ADMINISTRATIVE CHARGE

 EFILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) MORTALITY AND EXPENSE RISK CHARGE

 EFILI deducts a daily charge from the assets of the Investment
Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) PORTFOLIO EXPENSES

 The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees to Fidelity Management & Research Company. The level of expenses varies by Portfolio. These charges do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION


INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
   APRIL 30, 1999

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable
Account"). You may obtain a copy of the Prospectus dated    April 30,
1999    , without charge by calling    1-    800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS              PAGE

Service Agreements             88

General Information            88

Performance                    88

Safekeeping of Variable        93
Account Assets

Distribution of the Contracts  93

State Regulation               93

Legal Matters                  93

Registration Statement         93

Independent Accountants        93

Financial Statements           94


SERVICE AGREEMENTS

We have entered into a service agreement with Fidelity Investments Life Insurance Company ("FILI"), our parent. FILI may provide accounting, underwriting, claims, actuarial and data processing services.

GENERAL INFORMATION

We may advertise quotes of Owners, Annuitants, Joint Annuitants or Beneficiaries discussing Empire Fidelity Income Advantage or services provided by EFILI. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.

From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.

In addition,    Empire     Fidelity Investments Life may also provide
information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:

(solid bullet) compare the differences between tax deferred and taxable investments;

(solid bullet) discuss factors to consider when purchasing the contract;

(solid bullet) discuss the effects of probate when transferring the contract to heirs;

(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;

(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;

(solid bullet) illustrate and compare the effects additional payments have on a contract;

(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;

(solid bullet) discuss past returns of different classes of investments, based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois and;

(solid bullet) assist policyholders with inquiries regarding their annuity.

This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

   Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

PERFORMANCE

Performance information for any Investment Option may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including the ranking of any Investment Option derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, rating services, companies, publications or other persons who rank separate accounts or other investment products.

The tables below provide performance results for each Investment
Option through 12/31/9   8    . The performance information is based
on the historical investment experience of the Investment Options and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

Total returns quoted in advertising reflect all aspects of an Investment Option's return, including the automatic reinvestment by the separate account of all distributions and any change in the Investment Option's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Investment Option over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Investment Option's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of an Investment Option.

Table 1 shows the average annual total return on a hypothetical investment in the Investment Options for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, through December 31,
199   8    . The returns reflect the risk and administrative charge
(1% on an annual basis).

Table 1: Average Annual Total Return for Period Ending on
12/31/9   8    .

Investment Option            Start Date  One Year   Five Years  Life of Fund

Fidelity

Asset Manager                9/6/89       13.90%     10.69%      11.85%

Money Market                 4/1/82       4.41%      4.24%       4.62%*

Investment Grade Bond        12/5/88      7.76%      5.63%       7.27%*

Equity-Income                10/9/86      10.51%     17.59%      14.47%*

Growth                       10/9/86      38.10%     20.52%      18.21%*

High Income                  9/19/85      (5.29)%    7.71%       9.96%*

Overseas                     1/28/87      11.62%     8.60%       7.50%

Index 500                    8/27/92      27.04%     22.49%      19.95%

Asset Manager: Growth        1/3/95       16.39%    N/A          20.21%

Contrafund                   1/3/95       28.68%    N/A          27.34%

Growth Opportunities         1/3/95       23.37%    N/A          25.00%

Balanced                     1/3/95       16.46%    N/A          14.71%

Growth & Income              12/30/96     28.29%    N/A          27.90%

Morgan Stanley Dean Witter

Emerging Markets Equity      10/1/96      (24.94)%  N/A          (12.94)%

Emerging Markets Debt        6/16/97      (29.10)%  N/A          (20.05)%

Global Equity                1/2/97       12.34%    N/A          18.19%

International Magnum         1/2/97       7.88%     N/A          7.67%

Strong

Discovery Fund II            5/8/92       6.19%      7.89%       10.22%

Opportunity Fund II          5/8/92       12.41%     15.84%      17.86%

Growth Fund II1              12/31/96     27.39%    N/A          27.93%

Warburg Pincus

International Equity         6/30/95      4.29%     N/A          4.65%

Small Company Growth         6/30/95      (3.82)%   N/A          13.23%

Post-Venture Capital         9/30/95      5.44%     N/A          6.48%

PBHG

Growth II                    5/1/97       7.10%     N/A          8.38%

Large Cap Value              10/29/97     36.58%    N/A          34.84%

Select 20                    9/26/97      60.89%    N/A          45.63%

Small Cap Value              10/29/97     9.83%     N/A          12.47%

Technology & Communications  5/1/92       30.88%    N/A          19.87%


   * 10 Years

   Average Annual Total Return f    rom the Separate Account inception
date, 7/15/91

Investment Option      Life of Fund

Fidelity

Asset Manager           12.14%

Money Market            3.79%

Investment Grade Bond   7.12%

Equity-Income           17.33%

Growth                  19.62%

High Income             11.90%

Overseas                9.19%


In addition to average annual returns, the Investment Options may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

Table 2 shows the cumulative total return on a hypothetical investment in the Investment Options from the date the Portfolios began
operations through December 31, 199   8    . The returns reflect the
risk and administrative charge (1% on an annual basis).

Table 2: Cumulative Total Return for Period Ending on 12/31/9   8    .

Investment Option            Start Date  One Year   Five Years  Life of Fund

Fidelity

Asset Manager                9/6/89       13.90%     66.16%      184.11%

Money Market                 4/1/82       4.41%      23.07%      57.04%*

Investment Grade Bond        12/5/88      7.76%      31.53%      101.82%*

Equity-Income                10/9/86      10.51%     124.80%     286.25%*

Growth                       10/9/86      38.10%     154.29%     432.59%*

High Income                  9/19/85      (5.29)%    44.95%      158.51%*

Overseas                     1/28/87      11.62%     51.09%      136.29%*

Index 500                    8/27/92      27.04%     175.71%     217.35%

Asset Manager: Growth        1/3/95       16.39%    N/A          108.64%

Contrafund                   1/3/95       28.68%    N/A          162.59%

Growth Opportunities         1/3/95       23.37%    N/A          143.86%

Balanced                     1/3/95       16.46%    N/A          73.02%

Growth & Income              12/30/96     28.29%    N/A          63.59%

Morgan Stanley Dean Witter

Emerging Markets Debt        6/16/97      (29.10)%  N/A          (29.19)%

Emerging Markets Equity      10/1/96      (24.94)%  N/A          (26.79)%

Global Equity                1/2/97       12.34%    N/A          39.56%

International Magnum         1/2/97       7.88%     N/A          15.89%

Investment Option            Start Date  One Year   Five Years  Life of Fund

PBHG

Growth II                    5/1/97       7.10%     N/A          14.36%

Technology & Communications  5/1/92       30.88%    N/A          35.31%

Large Cap Value              10/29/97     36.58%    N/A          42.09%

Small Cap Value              10/29/97     9.83%     N/A          14.81%

Select 20                    9/26/97      60.89%    N/A          60.94%

Strong

Discovery Fund II            5/8/92       6.19%      46.19%      91.02%

Growth Fund II1              12/31/96     27.39%    N/A          63.67%

Opportunity Fund II          5/8/92       12.41%     108.58%     198.35%

Warburg Pincus

International Equity         6/30/95      4.29%     N/A          17.30%

Small Company Growth         6/30/95      (3.82)%   N/A          54.59%

Post-Venture Capital         6/30/95      5.44%     N/A          15.19%


* 10 Years

   1 Strong Growth Fund II is currently called Strong Mid Cap Growth
Fund II.

   Cumulative Total Return from the Separate Account inception date,
7/15/91.

Investment Option      Life of Fund

Fidelity

Asset Manager           135.28%

Money Market            32.01%

Investment Grade Bond   67.13%

Equity-Income           229.79%

Growth                  281.18%

High Income             131.52%

Overseas                92.83%


YIELDS

Some Investment Options may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Investment Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields quoted in advertising may be based on historical seven day periods.

Current yield for the Money Market Investment Option reflects the income generated by the Investment Option over a 7 day period. Current yield is calculated by determining the change (net of management fees and the 1% insurance charge) of a hypothetical account containing one share of the underlying Portfolio exclusive of capital changes. This change is divided by the value of the account at the beginning of the base period to obtain the base period return. This base period return is annualized by multiplying by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield is obtained by compounding the base period return over a one year period. Since the reinvestment of income is assumed in the calculation of the effective yield, it will generally be higher than the current yield.
For the 7 day period ending on 12/31/9   8    , the Money Market
Investment Option had a current yield of 4.06% and an effective yield of 4.14%.

A 30 day yield for bond Investment Options reflects the income generated by an Investment Option over a 30 day period. Current yield is calculated by determining the interest income (net of management fees and the 1% insurance charge) of a hypothetical account containing one share exclusive of capital changes. Yield will be computed by dividing the net interest income during the period by the value of the hypothetical account at the end of the period. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation. The 30 day yield for the
period ending on 12/31/9   8     was    4.56    % for the Investment
Grade Bond Investment Option,    9.36    % for the High Income
Investment Option and    11.94    % for Emerging Markets Debt
Investment Option.

ANNUITY INCOME

Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard &
Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1% annual annuity charge and actual or assumed Portfolio expenses.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, General Counsel of EFILI. Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to federal securities laws.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

INDEPENDENT ACCOUNTANTS

The    balance sheets     of Empire Fidelity Investments Life
Insurance Company as of December 31,    1998 and 1997, an    d the
related stat   ements of income and comprehensive income, of
stockholder's equity, and of cash flows for each of the three years in
the period ended December 31, 1998    , and the statement of assets
and liabilities of the Empire Fidelity Investments    V    ariable
Annuity Account A as of December 31, 199   8    , and the related
statements of operations and changes in net assets for the years ended
December 31, 1   998 and 1997     included in this registration
statement have been included herein in reliance on the reports of
   PricewaterhouseCoopers LLP    , independent accountants, on the
authority of that firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of EFILI included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

for the years ended December 31, 1998, 1997 and 1996

                               Page(s)

Report of Independent          1
Accountants

Balance Sheets                 2

Statements of Income and       3
Comprehensive Income

Statements of Stockholder's    4
Equity

Statements of Cash Flows       5

Notes to Financial Statements  6-14

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related Statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (a wholly-owned ultimate subsidiary of FMR Corp.) at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

BOSTON, MASSACHUSETTS

January 25, 1999

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

BALANCE SHEETS

(in thousands, except share data)

December 31, 1998 and 1997

ASSETS                         1998        1997

Debt securities available for  $19,386     $19,176
sale

Cash and cash equivalents      2,363       629

Accrued investment income      331         325

Deferred policy acquisition    16,253      12,960
costs

Other assets                   36          76

Separate account assets        1,018,128   793,336

Total assets                   $1,056,497  $826,502

LIABILITIES

Future contract and policy     4,919       7,183
benefits

Net deferred tax liability     3,508       2,663

Payable to parent and          1,903       1,021
affiliates

Other liabilities and accrued  200         148
expenses

Separate account liabilities   1,017,950   793,175

Total liabilities              1,028,480   804,190

Commitments and contingencies
(Note 8)

STOCKHOLDER'S EQUITY



Common stock, par value $10
per share

- 200,000 shares authorized,
issued

-  and outstanding              2,000      2,000

Additional paid-in capital     12,500      11,500

Accumulated other              395         289
comprehensive income

Retained earnings              13,122      8,523

Total stockholder's equity     28,017      22,312

Total liabilities and          $1,056,497  $826,502
stockholder's equity

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(in thousands)

for the years ended December 31, 1998, 1997 and 1996

                                 1998    1997    1996

Revenues:

Fees charged to contractholders  $7,461  $6,933  $5,324

Net investment income            1,007    1,131  948

Net realized gains (losses)      205     123     (1)

Premium revenue                  19      -       -

                                 8,692   8,187   6,271

Benefits and expenses:

Contract and policy benefits
and

 expenses                        220     357     336

Underwriting, acquisition and

 insurance expenses (1)          1,187   3,997   1,679

                                 1,407   4,354   2,015

Income before provision for
income

 taxes                           7,285   3,833   4,256

Provision for income taxes       2,686   1,452   1,595

Net income                       4,599   2,381   2,661

Other comprehensive income,
before tax:

Unrealized gains (losses) on
securities:

Unrealized holding gains
(losses) arising

 during the period               369     285     (365)

Less:  reclassification
adjustment for

 (gains) losses included in      (205)   (123)   (1)
net income

Benefit (provision) for
income taxes

 related to items of other
comprehensive

 income                          (58)    (57)    128

Other comprehensive income,      106     105     (238)
net of tax

Comprehensive income             $4,705  $2,486  $2,423

(1) Includes affiliated party transactions (Note 6)
The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

for the years ended December 31, 1998, 1997 and 1996

                                           Accumulated

                               Additional  Other                    Total

                       Common  Paid-In     Comprehensive  Retained  Stockholder's

                       Stock   Capital     Income         Earnings  Equity

Balance at December

 31, 1995              $2,000  $10,000     $422           $3,481    $15,903

Capital contribution

 from parent                   1,500                                1,500

Comprehensive income:

Net income                                                2,661     2,661

Other comprehensive

income                                     (238)                    (238)

Balance at December

 31, 1996              2,000   11,500      184            6,142     19,826

Comprehensive income:

Net income                                                2,381     2,381

Other comprehensive

income                                     105                      105

Balance at December

 31, 1997              2,000   11,500      289            8,523     22,312

Capital contribution

 from parent                   1,000                                1,000

Comprehensive income:

Net income                                                4,599     4,599

Other comprehensive

income                                     106                      106

Balance at December

 31, 1998              $2,000  $12,500     $395           $13,122   $28,017


The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

STATEMENTS OF CASH FLOWS

(in thousands)

for the years ended December 31, 1998, 1997 and 1996

                                 1998     1997       1996

Cash flows from operating
activities:

Net income                       $4,599   $2,381     $2,661

Adjustments to reconcile net
income

 to net cash provided by
operating

 activities:

Amortization of bond discount
and

 Premium                         124      116        101

Realized (gain) loss on          (205)    (123)      1
investments

Depreciation                     6        8          10

Change in deferred taxes         787      (172)      590

Change in assets and
liabilities:

Accrued investment income        (6)      (60)       (4)

Addition to deferred policy

 acquisition costs, net of

 amortization                    (3,293)  (371)      (2,949)

Transfer (to) from separate       (17)    89         253
accounts

Increase in future contract and

 policy benefits                 (2,264)  126        (575)

Payable to parent and            882      477        31
affiliates, net

Other assets and liabilities     86       (153)      (123)

Net cash provided by operating

 activities                      699      2,318      (4)

Cash flows from investing
activities:

Purchase of investments          (9,043)   (15,707)  (5,060)

Proceeds from disposal of        9,078    13,078     4,265
investments

Net cash used in investing       35       (2,629)    (795)
activities

Cash flows from financing
activities:

Capital contribution from        1,000    -           1,500
parent

Net cash provided by financing

activities                       1,000    -           1,500

Net increase (decrease) in
cash and

 cash equivalents                1,734    (311)      701

Cash and cash equivalents:

Beginning of year                629      940        239

End of year                      $2,363   $629       $940


The accompanying notes are an integral part of the financial statements

1.Organization:
Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance
Company (FILI), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Account A, a separate account of the Company. The assets of the Variable Annuity Account A are invested in the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and, beginning in 1997, the Variable Insurance Products Fund III, the Morgan Stanley Universal Funds, the PBGH Insurance Series Funds, the Strong Variable Insurance Funds and the Warburg Pincus Trust Funds, which are reported at the net asset value of such portfolios.

Beginning in 1998, the Company also offers a term life insurance product with level premium paying periods of one, five, ten, fifteen and twenty years.

2. Summary of Significant Accounting Policies:
Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of generally accepted accounting principles, which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.

Investments

Investments in debt securities available for sale are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities are reported as other comprehensive income. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.   Realized gains
or losses on investments sold are determined by the specific identification method. Unrealized and realized gains or losses on the Company's funds retained in the separate account are reflected in income.

Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value.

Separate Account

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account. The excess of separate account assets over separate account liabilities represents funds of the Company retained in the separate account.

Revenue Recognition

Fees charged to contractholders include mortality risk, expense risk, administrative charges and surrender charges for variable annuity contractholders. Premium revenues for term life insurance policies are recognized as revenue over the premium-paying period.

Future Contract and Policy Benefits

Future contract and policy benefits are liabilities for fixed annuity and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future contract benefits for annuity products are computed using interest rates ranging from 3.5% to 6.45% and approximate the contractholder's account balance. The liabilities for future policy benefits for traditional life insurance products are computed using the natural reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with a contractual agreement as described in Note 6 and certain expenses for traditional life policy issue and underwriting have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits or expected future policy premiums.

Income Taxes

The Company is included in the consolidated federal income tax return filed by FILI. Under a tax sharing agreement, each company is Charged or credited its share of taxes as determined on a separate-company basis.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values and methods used to estimate fair values of financial instruments are disclosed throughout the notes to financial statements.

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncements

In June 1997, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (Statement No. 130). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company adopted Statement No. 130 for 1998, which resulted in reporting unrealized gains and losses on investments available for sale in comprehensive income.

In December 1997, the AICPA issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP No. 97-3"). SOP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

3. Investments:
The components of net investment income were as follows:

                                Years ended December 31,

                                1998                      1997    1996

                                (in thousands)

Debt securities                 $1,182                    $1,187  $1,029

Cash and cash equivalents        39                       24      24

Investment in separate account  20                        56      16

Total investment income          1,241                    1,267   1,069

Investment expenses             234                       136     121

Net investment income           $1,007                    $1,131  $   948

Gross realized gains and losses from the sale of debt securities were as follows:

                       Years ended December 31,

                       1998                      1997  1996

                       (in thousands)

Gross realized gains   $207                      $131

Gross realized losses  $  2                      $  8  $1

The amortized cost and estimated fair value of debt securities, by type of issuer, were as follows:

                          December 31, 1998

                                             Gross       Gross       Estimated

                          Amortized          Unrealized  Unrealized  Fair

                          Cost               Gains       Losses      Value

                          (in thousands)

U.S. Treasury securities  $  6,092           $401        $  (7)      $  6,486

Corporate securities      11,531             194         (8)         11,717

Loan-backed bonds and

   structured securities  1,153               30         -           1,183

Total debt securities     $18,776            $625        $(15)       $19,386

                          December 31, 1997

                                             Gross       Gross       Estimated

                          Amortized          Unrealized  Unrealized  Fair

                          Cost               Gains       Losses      Value

                          (in thousands)

U.S. Treasury securities  $  7,188           $311                    $  7,499

Corporate securities      10,008             116         $(1)        10,123

Loan-backed bonds and

   structured securities  1,534               20         -           1,554

Total debt securities     $18,730            $447         $(1)        $19,176


The amortized cost and estimated fair value of debt securities at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                              Estimated

                              Amortized       Fair

                              Cost            Value

                              (in thousands)

Due in 1 year or less         $  1,875        $  1,887

Due after 1 year through 5    9,850           10,024
years

Due after 5 years through 10  5,466           5,836
years

Due after 10 years             432            456

Subtotal                      17,623          18,203

Loan-backed bonds and

   structured securities      1,153           1,183

                               $18,776        $19,386

All debt securities are investment grade and there are no significant concentrations by issuer or by industry, other than U.S. Treasury securities.

4. Income Taxes:
The components of the provision for income taxes attributable to operations were as follows:

                            Years ended December 31,

                            1998                      1997    1996

                            (in thousands)

Current                     $1,899                    $1,624  $1,005

Deferred                    787                       (172)   590

Provision for income taxes  $2,686                    $1,452  $1,595

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liability were as follows:

                            Years ended December 31,

                            1998                      1997

                            (in thousands)

Deferred income tax
liabilities:

   Deferred policy          $3,800                    $2,813
acquisition costs

   Unrealized gain on
securities

   available for sale       214                       156

   Contractholder reserves  (517)                     (325)

   Other, net               11                        19

Net deferred tax liability   $3,508                   $2,663

The Company paid FILI federal income taxes of $1,287,000, $1,136,000, and $816,000 in 1998, 1997 and 1996, respectively, related to the Company's separate-company basis net operating results for the year. Payables to FILI of $392,000 and $427,000 have been recorded in 1998 and 1997, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments. State premium taxes of $67,000, $234,000, and $205,000 were paid in 1998, 1997, and 1996, respectively. State income tax (payable) recoverable of ($85,000) and $50,000 have been recorded in 1998 and 1997, respectively.

The effective tax rates approximate the statutory federal income tax rates for the years ended 1998, 1997 and 1996.

5. Stockholder's Equity and Dividend Restrictions:
Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, the Company may pay dividends only from profits arising from the business. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

                         Years ended December 31,

                         1998                      1997     1996

                         (in thousands)

Statutory net income     $ 1,933                   $ 1,707  $  305

Statutory capital stock

  and surplus            $14,276                   $11,348  $9,641

6. Affiliated Company Transactions:
The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc.
(FIA), both of which are affiliated with FMR Corp. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of payments received. The Company also pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $2,888,000, $2,978,000 and $3,531,000 in 1998, 1997 and
1996, respectively.

The Company has administrative services agreements with FILI and FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR Corp. and its subsidiaries $961,000, $683,000 and $405,000 in 1998,
1997 and 1996, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $24,000, $20,000 and $9,000 were charged to the Company in 1998, 1997 and 1996, respectively.

FMR Corp sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $74,000, $63,000 and $47,000 in 1998, 1997 and 1996, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $18,000 in 1998.

7. Underwriting, Acquisition and Insurance Expenses:
Underwriting, acquisition and insurance expenses were as follows:

                             Years ended December 31,

                             1998                      1997     1996

                             (in thousands)

Commissions, gross           $2,888                    $2,978   $3,531

Capitalization of deferred

   policy acquisition costs  (2,903)                   (2,978)  (3,531)

Amortization of deferred

   policy acquisition costs  (390)                     2,607    582

Taxes, licenses and fees     41                        31       168

General insurance expenses   1,551                     1,359    929

                             $1,187                    $3,997   $1,679

Amortization of deferred policy acquisition costs is adjusted periodically when estimates of future gross profits are revised to reflect actual experience. In 1998 and 1997, the Company adjusted amortization by $(1,095,000) and $1,850,000, respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

8. Commitment and Contingencies:
Reinsurance

The Company reinsures certain of its life insurance products risks with other companies. The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000; the maximum initial retention not to exceed $100,000.

The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. Premiums and deposits ceded under these reinsurance contracts were not material to the financial statements.

The Company is contingently liable for claims reinsured that the assuming company is unable to pay.

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity.

STATEMENT OF ASSETS AND LIABILITIES



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

ASSETS                          DECEMBER 31, 1998

Investments at current market
value:

 Variable Insurance Products
Fund (VIP)

  Money Market Portfolio -      $ 60,823,021
60,823,021 shares (cost
$60,823,021)

  High Income Portfolio -        25,486,247
2,210,429 shares (cost
$27,252,453)

  Equity-Income Portfolio -      177,382,220
6,978,057 shares (cost
$130,450,090)

  Growth Portfolio -             131,593,217
2,932,766 shares (cost
$90,335,204)

  Overseas Portfolio -           25,641,874
1,278,896 shares (cost
$23,329,182)



 Variable Insurance Products
Fund II (VIP II)

  Investment Grade Bond          21,364,595
Portfolio - 1,648,503 shares
(cost $20,776,732)

  Asset Manager Portfolio -      96,618,357
5,320,394 shares (cost
$81,938,604)

  Index 500 Portfolio -          107,512,920
761,153 shares (cost
$81,401,449)

  Asset Manager: Growth          32,946,100
Portfolio - 1,934,592 shares
(cost $27,563,473)

  Contrafund Portfolio -         169,057,561
6,917,249 shares (cost
$109,536,191)



 Variable Insurance Products
Fund III (VIP III)

  Balanced Portfolio -           8,601,349
533,914 shares (cost
$7,858,475)

  Growth & Income Portfolio -    69,111,358
4,279,341 shares (cost
$55,681,217)

  Growth Opportunities           44,311,264
Portfolio - 1,936,681 shares
(cost $35,121,684)



 Morgan Stanley Universal
Funds (MSUF)

  Emerging Markets Equity        546,742
Portfolio - 76,898 shares
(cost $646,521)

  Emerging Markets Debt          282,550
Portfolio - 46,320 shares
(cost $387,085)

  Global Equity Portfolio -      1,999,162
152,143 shares (cost
$1,976,648)

  International Magnum           912,330
Portfolio - 81,240 shares
(cost $1,007,344)



 PBHG Insurance Series Funds
(PBHG)

  Growth II Portfolio -          431,049
37,064 shares (cost $417,316)

  Small Cap Value Portfolio -    2,937,388
253,005 shares (cost
$2,907,922)

  Large Cap Value Portfolio -    2,347,270
164,490 shares (cost
$2,112,479)

  Technology & Communications    2,932,095
Portfolio - 213,088 shares
(cost $2,507,953)

  Select 20 Portfolio -          29,117,879
1,786,373 shares (cost
$24,291,775)



 Strong Variable Insurance
Funds (SVIF)

  Discovery Fund II Portfolio    279,046
- 21,938 shares (cost
$278,044)

  Growth Fund II Portfolio -     915,824
57,168 shares (cost $804,922)

  Opportunity Fund II            3,225,067
Portfolio - 148,484 shares
(cost $3,295,369)



 Warburg Pincus Trust (WPT)

  Small Company Growth           953,257
Portfolio - 59,541 shares
(cost $1,002,111)

  International Equity           301,996
Portfolio - 27,479 shares
(cost $337,693)

  Post-Venture Capital           496,313
Portfolio - 42,132 shares
(cost $519,777)



   Total Assets                 $ 1,018,128,051



NET ASSETS COMPRISED OF:

 Variable Annuity Contracts     $ 981,357,735

 Annuity Reserves                36,592,039

 Retained in Variable Account    178,277
by Empire Fidelity
Investments Life Insurance
Company



NET ASSETS                      $ 1,018,128,051

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
For the years ended December 31, 1998 and 1997

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                    VIP -   MONEY MARKET                        VIP -   HIGH INCOME



                                 12/31/98                   12/31/97         12/31/98                 12/31/97

INCOME:

 Dividends                       $ 2,645,742                $ 2,313,764      $ 1,889,480              $ 1,511,599

EXPENSES:

 Mortality risk,    expense         399,788                    421,031          215,198                  226,931
risk    and adminis-
trative charges

Net investment   income (loss)     2,245,954                  1,892,733        1,674,282                1,284,668

Realized gain (loss) on  sale     0                          0                357,137                  525,904
of fund shares

Realized gain   distributions     0                          0                1,200,608                186,827

Unrealized   appreciation           0                          0                (4,611,108)              1,549,932
(depreciation)

Net increase (decrease)  in        2,245,954                  1,892,733        (1,379,081)              3,547,331
net assets from   operations

Payments   received from           24,969,171                 23,195,744       3,637,653                3,390,097
contract owners

Transfers   between sub-           (2,491,417)                (29,837,690)     (2,092,976)              (936,028)
accounts and the   fixed
account, net

Transfers   for contract            (4,418,522)                (3,370,058)      (945,611)                (646,453)
benefits and   terminations

Other transfers   (to) from          (11,185)                   (14,328)         (26,576)                 (8,290)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        18,048,047                 (10,026,332)     572,490                  1,799,326
net assets   from contract
transactions

Retained in   (returned from)       5,829                      (18,302)         6                        (6,399)
 Variable Annuity   Account
A, net

Total increase   (decrease)       20,299,830                 (8,151,901)      (806,585)                5,340,258
in  net assets

Net assets at   beginning of       40,523,191                 48,675,092       26,292,832               20,952,574
year

Net assets at end   of year       $ 60,823,021               $ 40,523,191     $ 25,486,247             $ 26,292,832



                                 SUBACCOUNTS INVESTING IN:

                                    VIP -   EQUITY-INCOME                      VIP -   GROWTH



                                 12/31/98                   12/31/97        12/31/98            12/31/97

INCOME:

 Dividends                       $ 2,627,503                $ 2,564,769     $ 474,706           $ 585,360

EXPENSES:

 Mortality risk,    expense         1,522,723                  1,644,530       849,776             884,156
risk    and adminis-
trative charges

Net investment   income (loss)     1,104,780                  920,239         (375,070)           (298,796)

Realized gain (loss) on  sale     13,591,971                 5,142,383       5,631,524           6,114,534
of fund shares

Realized gain   distributions     9,350,819                  12,895,090      12,417,303          2,620,184

Unrealized   appreciation           (6,201,694)                20,917,615      17,537,413          9,612,136
(depreciation)

Net increase (decrease)  in        17,845,876                 39,875,327      35,211,170          18,048,058
net assets from   operations

Payments   received from           6,486,521                  10,018,315      3,501,089           3,969,223
contract owners

Transfers   between sub-           (29,920,538)               (8,413,443)     (1,451,810)         (11,918,863)
accounts and the   fixed
account, net

Transfers   for contract            (6,382,415)                (3,514,413)     (2,742,013)         (1,865,313)
benefits and   terminations

Other transfers   (to) from          (27,652)                   (51,098)        (65,813)            (27,180)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        (29,844,084)               (1,960,639)     (758,547)           (9,842,133)
net assets   from contract
transactions

Retained in   (returned from)       1,014                      (35,093)        2,670               (14,603)
 Variable Annuity   Account
A, net

Total increase   (decrease)       (11,997,194)               37,879,595      34,455,293          8,191,322
in  net assets

Net assets at   beginning of       189,379,414                151,499,819     97,137,924          88,946,602
year

Net assets at end   of year       $ 177,382,220              $ 189,379,414   $ 131,593,217       $ 97,137,924



                                 SUBACCOUNTS INVESTING IN:

                                    VIP -   OVERSEAS



                                 12/31/98              12/31/97

INCOME:

 Dividends                       $ 474,801             $ 426,309

EXPENSES:

 Mortality risk,    expense         211,685               260,337
risk    and adminis-
trative charges

Net investment   income (loss)     263,116               165,972

Realized gain (loss) on  sale     1,010,697             1,113,127
of fund shares

Realized gain   distributions     1,399,412             1,692,320

Unrealized   appreciation           (181,229)             (306,443)
(depreciation)

Net increase (decrease)  in        2,491,996             2,664,976
net assets from   operations

Payments   received from           693,445               1,594,379
contract owners

Transfers   between sub-           (1,856,247)           (2,962,833)
accounts and the   fixed
account, net

Transfers   for contract            (755,511)             (875,577)
benefits and   terminations

Other transfers   (to) from          (5,559)               (7,253)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        (1,923,872)           (2,251,284)
net assets   from contract
transactions

Retained in   (returned from)       654                   (7,153)
 Variable Annuity   Account
A, net

Total increase   (decrease)       568,778               406,539
in  net assets

Net assets at   beginning of       25,073,096            24,666,557
year

Net assets at end   of year       $ 25,641,874          $ 25,073,096


STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS  CONTINUED

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                  VIP II -  INVESTMENT  GRADE                   VIP II -  ASSET MANAGER
                                 BOND



                                 12/31/98                      12/31/97        12/31/98                   12/31/97

INCOME:

 Dividends                       $ 486,031                     $ 398,252       $ 2,869,728                $ 2,832,588

EXPENSES:

 Mortality risk,    expense         112,172                        68,030         745,573                    843,527
risk    and adminis-
trative charges

Net investment   income (loss)     373,859                       330,222         2,124,155                  1,989,061

Realized gain (loss) on  sale      246,114                      59,791          2,157,446                  1,851,291
of fund shares

Realized gain   distributions      57,665                       0               8,609,183                  7,105,476

Unrealized   appreciation          349,622                        150,894         (655,336)                  4,465,968
(depreciation)

Net increase (decrease)  in        1,027,260                      540,907        12,235,448                 15,411,796
net assets from   operations

Payments   received from           1,728,629                      547,746        2,409,672                  2,619,931
contract owners

Transfers   between sub-           10,779,615                      939,267       (4,609,720)                (5,488,171)
accounts and the   fixed
account, net

Transfers   for contract            (693,541)                      (446,731)      (5,190,564)                (3,352,040)
benefits and   terminations

Other transfers   (to) from          (2,636)                        (4,655)        (46,825)                   (17,911)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        11,812,067                      1,035,627     (7,437,437)                (6,238,191)
net assets   from contract
transactions

Retained in   (returned from)       213                            (2,182)        746                        (18,089)
 Variable Annuity   Account
A, net

Total increase   (decrease)       12,839,540                      1,574,352     4,798,757                  9,155,516
in  net assets

Net assets at   beginning of       8,525,055                     6,950,703       91,819,600                 82,664,084
year

Net assets at end   of year       $ 21,364,595                  $ 8,525,055     $ 96,618,357               $ 91,819,600



                                 SUBACCOUNTS INVESTING IN:

                                  VIP II -  INDEX 500                    VIP II -  ASSET MANAGER:
                                                                        GROWTH



                                 12/31/98               12/31/97        12/31/98                    12/31/97

INCOME:

 Dividends                       $ 1,020,047            $ 487,160       $ 655,208                   $ 0

EXPENSES:

 Mortality risk,    expense         786,442                591,939         258,975                     254,365
risk    and adminis-
trative charges

Net investment   income (loss)     233,605                (104,779)       396,233                     (254,365)

Realized gain (loss) on  sale     10,983,929             2,915,326       2,050,502                   505,357
of fund shares

Realized gain   distributions     2,362,610              988,503         3,064,065                   31,544

Unrealized   appreciation           9,112,387              11,740,910      (667,729)                   5,087,508
(depreciation)

Net increase (decrease)  in        22,692,531             15,539,960      4,843,071                   5,370,044
net assets from   operations

Payments   received from           7,795,761              9,783,621       2,687,915                   4,997,152
contract owners

Transfers   between sub-           5,150,893              16,761,121      (6,145,972)                 5,149,974
accounts and the   fixed
account, net

Transfers   for contract            (4,898,551)            (2,103,893)     (774,181)                   (364,345)
benefits and   terminations

Other transfers   (to) from          (20,771)               (19,321)        (18,649)                    (8,770)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        8,027,332              24,421,528      (4,250,887)                 9,774,011
net assets   from contract
transactions

Retained in   (returned from)       1,138                  (1,164)         932                         16,275
 Variable Annuity   Account
A, net

Total increase   (decrease)       30,721,001             39,960,324      593,116                     15,160,330
in  net assets

Net assets at   beginning of       76,791,919             36,831,595      32,352,984                  17,192,654
year

Net assets at end   of year       $ 107,512,920          $ 76,791,919    $ 32,946,100                $ 32,352,984



                                 SUBACCOUNTS INVESTING IN:

                                  VIP II -  CONTRAFUND




                                 12/31/98                12/31/97

INCOME:

 Dividends                       $ 921,708               $ 908,559

EXPENSES:

 Mortality risk,    expense         1,164,617               1,148,575
risk    and adminis-
trative charges

Net investment   income (loss)     (242,909)               (240,016)

Realized gain (loss) on  sale     7,420,537               4,737,833
of fund shares

Realized gain   distributions     6,781,142               2,401,192

Unrealized   appreciation           23,314,910              16,812,677
(depreciation)

Net increase (decrease)  in        37,273,680              23,711,686
net assets from   operations

Payments   received from           9,833,935               12,859,035
contract owners

Transfers   between sub-           (9,187,032)             430,459
accounts and the   fixed
account, net

Transfers   for contract            (3,689,396)             (2,031,744)
benefits and   terminations

Other transfers   (to) from          (34,791)                (35,583)
Empire Fidelity
Investments Life   Insurance
Co., net

Net increase   (decrease) in        (3,077,284)             11,222,167
net assets   from contract
transactions

Retained in   (returned from)       1,591                   (17,981)
 Variable Annuity   Account
A, net

Total increase   (decrease)       34,197,987              34,915,872
in  net assets

Net assets at   beginning of       134,859,574             99,943,702
year

Net assets at end   of year       $ 169,057,561           $ 134,859,574


STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS  CONTINUED

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                       VIP III -   BALANCED                       VIP III -   GROWTH &
                                                                            INCOME

                                 12/31/98                     12/31/97*     12/31/98                    12/31/97*

INCOME:

 Dividends                       $ 118,737                    $ 2,385       $ 0                         $ 174,550

EXPENSES:

 Mortality risk,   expense        53,067                       28,408        373,426                     148,409
risk   and adminis-  trative
charges

Net investment   income (loss)    65,670                       (26,023)      (373,426)                   26,141

Realized gain (loss) on           450,249                      171,319       1,665,467                   139,286
sale of fund shares

Realized gain   distributions     181,404                      0             176,254                     567,288

Unrealized   appreciation           373,537                      369,337       10,346,320                  3,083,821
(depreciation)

Net increase (decrease)  in         1,070,860                    514,633       11,814,615                  3,816,536
net assets   from operations

Payments   received from            1,250,792                    1,763,874     14,497,348                  10,522,938
contract owners

Transfers   between sub-           1,823,584                    2,425,981     15,938,572                  14,682,913
accounts and the   fixed
account, net

Transfers   for contract            (219,835)                    (27,898)      (1,973,918)                 (163,575)
benefits and   terminations

Other transfers  (to) from           (2,736)                      (2,344)       (20,133)                    (10,836)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,851,805                    4,159,613     28,441,869                  25,031,440
net assets   from contract
transactions

Retained in   (returned from)       847                          3,591         1,729                       5,169
 Variable Annuity   Account
A, net

Total increase  (decrease) in     3,923,512                    4,677,837     40,258,213                  28,853,145
  net assets

Net assets at   beginning  of      4,677,837                    0             28,853,145                  0
year

Net assets at end   of year       $ 8,601,349                  $ 4,677,837   $ 69,111,358                $ 28,853,145



                                 SUBACCOUNTS INVESTING IN:

                                       VIP III -   GROWTH                       MSUF -   EMERGING
                                 OPPORTUNITIES                            MARKETS   EQUITY

                                 12/31/98                  12/31/97*      12/31/98                 12/31/97**

INCOME:

 Dividends                       $ 380,494                 $ 28,023       $ 2,945                  $ 1,084

EXPENSES:

 Mortality risk,   expense        314,105                   178,840        2,732                    93
risk   and adminis-  trative
charges

Net investment   income (loss)    66,389                    (150,817)      213                      991

Realized gain (loss) on           1,816,418                 215,977        8,643                    (41)
sale of fund shares

Realized gain   distributions     1,322,669                 39,232         0                        4,793

Unrealized   appreciation           4,981,718                 4,207,862      (98,190)                 (1,589)
(depreciation)

Net increase (decrease)  in         8,187,194                 4,312,254      (89,334)                 4,154
net assets   from operations

Payments   received from            6,213,014                 12,056,601     113,147                  113,615
contract owners

Transfers   between sub-           (1,374,459)               16,961,634     314,261                  91,436
accounts and the   fixed
account, net

Transfers   for contract            (1,936,492)               (98,075)       (399)                    0
benefits and   terminations

Other transfers  (to) from           (10,659)                  (6,260)        (107)                    (30)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,891,404                 28,913,900     426,902                  205,021
net assets   from contract
transactions

Retained in   (returned from)       1,458                     5,054          (1)                      0
 Variable Annuity   Account
A, net

Total increase  (decrease) in     11,080,056                33,231,208     337,567                  209,175
  net assets

Net assets at   beginning  of      33,231,208                0              209,175                  0
year

Net assets at end   of year       $ 44,311,264              $ 33,231,208   $ 546,742                $ 209,175



                                 SUBACCOUNTS INVESTING IN:

                                       MSUF -   EMERGING
                                 MARKETS   DEBT

                                 12/31/98                 12/31/97**

INCOME:

 Dividends                       $ 28,061                 $ 8,109

EXPENSES:

 Mortality risk,   expense        1,769                    167
risk   and adminis-  trative
charges

Net investment   income (loss)    26,292                   7,942

Realized gain (loss) on           (5,315)                  (1,346)
sale of fund shares

Realized gain   distributions     0                        3,519

Unrealized   appreciation           (92,451)                 (12,084)
(depreciation)

Net increase (decrease)  in         (71,474)                 (1,969)
net assets   from operations

Payments   received from            87,141                   13,063
contract owners

Transfers   between sub-           (69,071)                 331,693
accounts and the   fixed
account, net

Transfers   for contract            (606)                    (6,182)
benefits and   terminations

Other transfers  (to) from           (46)                     (1)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        17,418                   338,573
net assets   from contract
transactions

Retained in   (returned from)       2                        0
 Variable Annuity   Account
A, net

Total increase  (decrease) in     (54,054)                 336,604
  net assets

Net assets at   beginning  of      336,604                  0
year

Net assets at end   of year       $ 282,550                $ 336,604


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS  CONTINUED

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                       MSUF -   GLOBAL   EQUITY                       MSUF -   INTERNATIONAL
                                                                                 MAGNUM

                                 12/31/98                         12/31/97**    12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 13,192                         $ 1,780       $ 5,184                        $ 4,724

EXPENSES:

 Mortality risk,   expense        10,616                              129        6,535                          86
risk   and adminis-  trative
charges

Net investment   income (loss)    2,576                             1,651        (1,351)                        4,638

Realized gain (loss) on            61,905                          1             48,096                         25
sale of fund shares

Realized gain   distributions      12,573                          3,801         3,219                          315

Unrealized   appreciation           25,498                           (2,984)       (89,038)                       (5,976)
(depreciation)

Net increase (decrease)  in         102,552                          2,469         (39,074)                       (998)
net assets   from operations

Payments   received from            768,755                          191,357       374,546                        86,824
contract owners

Transfers   between sub-           826,399                            113,505     411,166                        82,134
accounts and the   fixed
account, net

Transfers   for contract            (5,584)                           0            (2,657)                        0
benefits and   terminations

Other transfers  (to) from           (277)                             (15)         391                            (1)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        1,589,293                          304,847     783,446                        168,957
net assets   from contract
transactions

Retained in   (returned from)       1                                 0            (1)                            0
 Variable Annuity   Account
A, net

Total increase  (decrease) in     1,691,846                          307,316     744,371                        167,959
  net assets

Net assets at   beginning  of      307,316                           0            167,959                        0
year

Net assets at end   of year       $ 1,999,162                      $ 307,316     $ 912,330                      $ 167,959



                                 SUBACCOUNTS INVESTING IN:

                                       PBHG -   GROWTH II                 PBHG -   SMALL CAP   VALUE


                                 12/31/98                   12/31/97**  12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 0                        $ 0         $ 523                          $ 0

EXPENSES:

 Mortality risk,   expense        1,846                      47          17,718                         158
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,846)                    (47)        (17,195)                       (158)

Realized gain (loss) on           18,137                     (115)       100,408                        106
sale of fund shares

Realized gain   distributions     0                          0           3,159                          0

Unrealized   appreciation           13,190                     543         20,879                         8,587
(depreciation)

Net increase (decrease)  in         29,481                     381         107,251                        8,535
net assets   from operations

Payments   received from            133,860                    58,005      500,142                        102,904
contract owners

Transfers   between sub-           141,208                    68,703      1,799,420                      436,360
accounts and the   fixed
account, net

Transfers   for contract            (609)                      0           (17,248)                       0
benefits and   terminations

Other transfers  (to) from           23                         (3)         9                              15
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        274,482                    126,705     2,282,323                      539,279
net assets   from contract
transactions

Retained in   (returned from)       (2)                        2           (5)                            5
 Variable Annuity   Account
A, net

Total increase  (decrease) in     303,961                    127,088     2,389,569                      547,819
  net assets

Net assets at   beginning  of      127,088                    0           547,819                        0
year

Net assets at end   of year       $ 431,049                  $ 127,088   $ 2,937,388                    $ 547,819



                                 SUBACCOUNTS INVESTING IN:

                                   PBHG -   LARGE CAP   VALUE


                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 5,924                        $ 0

EXPENSES:

 Mortality risk,   expense        7,023                          80
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,099)                        (80)

Realized gain (loss) on           128,101                        (61)
sale of fund shares

Realized gain   distributions     12,521                         0

Unrealized   appreciation           232,358                        2,433
(depreciation)

Net increase (decrease)  in         371,881                        2,292
net assets   from operations

Payments   received from            393,417                        63,807
contract owners

Transfers   between sub-           1,491,601                      129,665
accounts and the   fixed
account, net

Transfers   for contract            (103,177)                      0
benefits and   terminations

Other transfers  (to) from           (2,330)                        (2)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        1,779,511                      193,470
net assets   from contract
transactions

Retained in   (returned from)       113                            3
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,151,505                      195,765
  net assets

Net assets at   beginning  of      195,765                        0
year

Net assets at end   of year       $ 2,347,270                    $ 195,765


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS  CONTINUED

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                      PBHG -   TECHNOLOGY  &                    PBHG -   SELECT 20
                                 COMMUNICATIONS

                                 12/31/98                       12/31/97**    12/31/98               12/31/97**

INCOME:

 Dividends                       $ 180                          $ 0           $ 280                  $ 0

EXPENSES:

 Mortality risk,   expense        9,548                             144        76,660                 202
risk   and adminis-  trative
charges

Net investment   income (loss)    (9,368)                         (144)        (76,380)               (202)

Realized gain (loss) on  sale     60,345                         (593)         837,116                1
of fund shares

Realized gain    distributions    0                              0             0                      0

Unrealized   appreciation           424,975                        (833)         4,809,171              16,933
(depreciation)

Net increase (decrease)  in         475,952                        (1,570)       5,569,907              16,732
net assets   from operations

Payments   received from            505,953                        138,324       4,096,805              115,860
contract owners

Transfers   between sub-           1,590,028                        228,607     19,231,620             437,871
accounts and the   fixed
account, net

Transfers   for contract            (4,960)                         0            (343,605)              0
benefits and   terminations

Other transfers  (to) from           (208)                           (32)         (7,357)                (10)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,090,813                        366,899     22,977,463             553,721
net assets   from contract
transactions

Retained in   (returned from)       (24)                            25           57                     (1)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,566,741                        365,354     28,547,427             570,452
  net assets

Net assets at   beginning  of      365,354                         0            570,452                0
year

Net assets at end   of year       $ 2,932,095                    $ 365,354     $ 29,117,879           $ 570,452



                                 SUBACCOUNTS INVESTING IN:

                                   SVIF -   DISCOVERY   FUND II                 SVIF -   GROWTH   FUND II


                                 12/31/98                         12/31/97**  12/31/98                      12/31/97**

INCOME:

 Dividends                       $ 0                              $ 0         $ 3                           $ 1,828

EXPENSES:

 Mortality risk,   expense        1,761                            48          4,395                         66
risk   and adminis-  trative
charges

Net investment   income (loss)    (1,761)                          (48)        (4,392)                       1,762

Realized gain (loss) on  sale     2,413                            (44)        21,237                        (79)
of fund shares

Realized gain    distributions    3,035                            0           0                             3,930

Unrealized   appreciation           2,341                            (1,339)     112,638                       (1,736)
(depreciation)

Net increase (decrease)  in         6,028                            (1,431)     129,483                       3,877
net assets   from operations

Payments   received from            151,061                          32,805      412,502                       94,312
contract owners

Transfers   between sub-           33,076                           60,817      214,261                       62,188
accounts and the   fixed
account, net

Transfers   for contract            (2,353)                          0           (1,040)                       0
benefits and   terminations

Other transfers  (to) from           (948)                            (10)        201                           38
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        180,836                          93,612      625,924                       156,538
net assets   from contract
transactions

Retained in   (returned from)       (9)                              10          39                            (37)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     186,855                          92,191      755,446                       160,378
  net assets

Net assets at   beginning  of      92,191                           0           160,378                       0
year

Net assets at end   of year       $ 279,046                        $ 92,191    $ 915,824                     $ 160,378



                                 SUBACCOUNTS INVESTING IN:

                                   SVIF -   OPPORTUNITY   FUND
                                 II

                                 12/31/98                       12/31/97**

INCOME:

 Dividends                       $ 7,009                        $ 324

EXPENSES:

 Mortality risk,   expense        17,744                         156
risk   and adminis-  trative
charges

Net investment   income (loss)    (10,735)                       168

Realized gain (loss) on  sale     (23,495)                       0
of fund shares

Realized gain    distributions    207,970                        0

Unrealized   appreciation           (72,627)                       2,325
(depreciation)

Net increase (decrease)  in         101,113                        2,493
net assets   from operations

Payments   received from            1,769,534                      152,948
contract owners

Transfers   between sub-           1,047,647                      171,182
accounts and the   fixed
account, net

Transfers   for contract            (19,037)                       0
benefits and   terminations

Other transfers  (to) from           (906)                          87
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        2,797,238                      324,217
net assets   from contract
transactions

Retained in   (returned from)       (32)                           38
 Variable Annuity   Account
A, net

Total increase  (decrease) in     2,898,319                      326,748
  net assets

Net assets at   beginning  of      326,748                        0
year

Net assets at end   of year       $ 3,225,067                    $ 326,748


** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS  CONTINUED

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                                             SUBACCOUNTS INVESTING IN:

                                   WPT -   SMALL COMPANY                    WPT -   INTERNATIONAL
                                 GROWTH                                   EQUITY

                                 12/31/98                   12/31/97**    12/31/98                   12/31/97**

INCOME:

 Dividends                       $ 0                        $ 0           $ 1,849                    $ 256

EXPENSES:

 Mortality risk,   expense        6,633                         143        2,721                      16
risk   and adminis-  trative
charges

Net investment   income (loss)    (6,633)                     (143)        (872)                      240

Realized gain (loss) on  sale      24,269                    305           21,892                     0
of fund shares

Realized gain    distributions     0                         0             0                          1,767

Unrealized   appreciation           (56,918)                   8,064         (33,271)                   (2,426)
(depreciation)

Net increase (decrease)  in         (39,282)                   8,226         (12,251)                   (419)
net assets   from operations

Payments   received from            331,697                    74,156        181,100                    11,805
contract owners

Transfers   between sub-           353,786                      230,810     103,508                    20,304
accounts and the   fixed
account, net

Transfers   for contract            (6,083)                     0            (1,957)                    0
benefits and   terminations

Other transfers  (to) from           (69)                        17           1,965                      (2,059)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        679,331                      304,983     284,616                    30,050
net assets   from contract
transactions

Retained in   (returned from)       16                          (17)         (2,058)                    2,058
 Variable Annuity   Account
A, net

Total increase  (decrease) in     640,065                      313,192     270,307                    31,689
  net assets

Net assets at   beginning  of      313,192                     0            31,689                     0
year

Net assets at end   of year       $ 953,257                  $ 313,192     $ 301,996                  $ 31,689



                                   WPT -   POST-VENTURE                       TOTAL
                                 CAPITAL

                                 12/31/98                  12/31/97**  12/31/98          12/31/97

INCOME:

 Dividends                       $ 0                       $ 8         $ 14,629,335      $ 12,251,431

EXPENSES:

 Mortality risk,   expense        2,960                     44          7,178,208         6,700,657
risk   and adminis-  trative
charges

Net investment   income (loss)    (2,960)                   (36)        7,451,127         5,550,774

Realized gain (loss) on  sale     21,703                    (281)       48,707,446        23,490,006
of fund shares

Realized gain    distributions    0                         0           47,165,611        28,545,781

Unrealized   appreciation           (24,571)                  1,107       58,872,795        77,703,242
(depreciation)

Net increase (decrease)  in         (5,828)                   790         162,196,979       135,289,803
net assets   from operations

Payments   received from            337,029                   18,680      95,861,634        98,587,121
contract owners

Transfers   between sub-           119,403                   47,306      2,170,806         306,902
accounts and the   fixed
account, net

Transfers   for contract            (21,038)                  0           (35,150,903)      (18,866,297)
benefits and   terminations

Other transfers  (to) from           (26)                      (3)         (303,670)         (215,838)
Empire Fidelity  Investments
Life   Insurance Co., net

Net increase   (decrease) in        435,368                   65,983      62,577,867        79,811,888
net assets   from contract
transactions

Retained in   (returned from)       (5)                       5           16,918            (88,786)
 Variable Annuity   Account
A, net

Total increase  (decrease) in     429,535                   66,778      224,791,764       215,012,905
  net assets

Net assets at   beginning  of      66,778                    0           793,336,287       578,323,382
year

Net assets at end   of year       $ 496,313                 $ 66,778    $ 1,018,128,051   $ 793,336,287


** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.

NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1998 and 1997


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

15. ORGANIZATION

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

In 1997, EFILI added eighteen new subaccounts to the Account; VIP III
- Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.

In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

16. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Investments are made in the subaccounts and are valued at the reported net asset values of such subaccounts.

ACCOUNTING FOR INVESTMENTS

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

ANNUITY RESERVES

Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ESTIMATES

The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain prior year balances have been reclassified to conform with the current year presentation.

17. EXPENSES

EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 1, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 1, 1997, EFILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

18. AFFILIATED COMPANY TRANSACTIONS

The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

19. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1998:

                                 PURCHASES      SALES

VIP - Money Market              $  76,265,550  $  55,965,720

VIP - High Income                 13,163,157     9,715,771

VIP - Equity-Income               17,832,276     37,219,747

VIP - Growth                      25,775,182     14,488,826

VIP - Overseas                    6,599,234      6,859,924

VIP II - Investment Grade Bond    18,791,983     6,548,179

VIP II - Asset Manager            16,434,342     13,137,695

VIP II - Index 500                40,667,222     30,042,537

VIP II - Asset Manager: Growth    8,260,163      9,049,820

VIP II - Contrafund               20,784,360     17,321,820

VIP III - Balanced                8,589,421      5,489,695

VIP III - Growth & Income         35,158,428     6,912,002

VIP III - Growth Opportunities    13,293,328     9,011,408

MSUF - Emerging Markets Equity    591,131        164,017

MSUF - Emerging Markets Debt      466,037        422,325

MSUF - Global Equity              2,259,900      655,457

MSUF - International Magnum       1,956,900      1,171,587

PBHG - Growth II                  541,591        268,957

PBHG - Small Cap Value            3,795,436      1,527,154

PBHG - Large Cap Value            2,671,707      880,661

PBHG - Technology &               2,752,500      671,079
Communications

PBHG - Select 20                  33,444,117     10,542,977

SVIF - Discovery Fund II          317,309        135,208

SVIF - Growth Fund II             964,942        343,371

SVIF - Opportunity Fund II        3,640,439      645,998

WPT - Small Company Growth        1,255,237      582,523

WPT - International Equity        866,700        585,014

WPT - Post-Venture Capital        873,109        440,706

20. UNIT VALUES

A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1998 and 1997 are as follows:



                                             PAYMENTS
                                 BEGINNING   RECEIVED
                                 BALANCE     FROM        TRANSFERS   CONTRACT    UNITS       ENDING  DOLLARS
                                 UNITS       CONTRACT    BETWEEN     TERMINATIONS            BALANCE
                                             OWNERS      SUB-                                UNIT
                                                         ACCOUNTS,                           VALUE
                                                         NET


JANUARY 1, 1998 TO DECEMBER
31, 1998

 VIP - Money Market               2,510,803   1,647,401   (220,944)   (323,209)   3,614,051  $ 16.72  $ 60,421,297

 VIP - High Income                868,993     133,979     (69,329)    (79,486)    854,157    $ 27.53   23,511,486

 VIP - Equity-Income              4,666,312   172,712     (732,658)   (183,827)   3,922,539  $ 43.62   171,099,633

 VIP - Growth                     2,229,721   79,040      (61,187)    (76,136)    2,171,438  $ 59.17   128,489,157

 VIP - Overseas                   1,059,560   32,658      (88,408)    (36,606)    967,204    $ 26.31   25,446,085

 VIP II - Investment Grade Bond   442,121     96,445      553,565     (105,199)   986,932    $ 20.24   19,978,293

 VIP II - Asset Manager           3,604,315   100,308     (164,174)   (234,500)   3,305,949  $ 28.30   93,567,756

 VIP II - Index 500               3,001,334   296,359     206,144     (230,330)   3,273,507  $ 31.60   103,456,330

 VIP II - Asset Manager: Growth   1,760,200   154,243     (337,931)   (92,554)    1,483,958  $ 20.93   31,065,071

 VIP II - Contrafund              6,419,636   443,789     (451,601)   (200,304)   6,211,520  $ 26.40   163,982,487

 VIP III - Balanced               371,377     100,999     145,380     (80,590)    537,166    $ 13.98   7,511,155

 VIP III - Growth & Income        2,163,555   1,107,895   1,071,230   (368,438)   3,974,242  $ 16.29   64,760,113

 VIP III - Growth Opportunities   2,558,459   468,112     (96,266)    (238,946)   2,691,359  $ 15.62   42,029,696

 MSUF - Emerging Markets Equity   20,806      12,500      39,057      (796)       71,567     $ 7.56    541,172

 MSUF - Emerging Markets Debt     32,130      9,702       (3,800)     (1,123)     36,909     $ 7.44    274,713

 MSUF - Global Equity             29,979      70,359      75,573      (23,438)    152,473    $ 11.54   1,759,437

 MSUF - International Magnum      17,042      35,893      36,135      (13,435)    75,635     $ 10.65   805,735

 PBHG - Growth II                 11,877      13,257      13,845      0           38,979     $ 10.90   424,700

 PBHG - Small Cap Value           51,781      45,359      159,664     (8,023)     248,781    $ 11.48   2,855,455

 PBHG - Large Cap Value           18,440      34,250      123,327     (21,049)    154,968    $ 14.05   2,177,563

 PBHG - Technology &              34,037      46,836      143,175     (3,033)     221,015    $ 12.94   2,860,409
Communications

 PBHG - Select 20                 54,758      310,910     1,419,936   (93,852)    1,691,752  $ 16.80   28,413,465

 SVIF - Discovery Fund II         8,046       16,676      3,995       (3,457)     25,260     $ 10.31   260,538

 SVIF - Growth Fund II            15,649      36,533      18,029      (2,394)     67,817     $ 13.08   887,378

 SVIF - Opportunity Fund II       31,571      165,753     90,042      (19,394)    267,972    $ 11.43   3,062,422

 WPT - Small Company Growth       28,265      33,486      33,545      (1,824)     93,472     $ 9.82    917,883

 WPT - International Equity       3,206       16,976      9,236       (189)       29,229     $ 10.33   301,996

 WPT - Post-Venture Capital       6,514       30,180      11,079      (1,958)     45,815     $ 10.83   496,313

                                                                                                      $ 981,357,735






6. UNIT VALUES - CONTINUED


                                             PAYMENTS
                                 BEGINNING   RECEIVED
                                 BALANCE     FROM        TRANSFERS   CONTRACT    UNITS       ENDING  DOLLARS
                                 UNITS       CONTRACT    BETWEEN     TERMINATIONS            BALANCE
                                             OWNERS      SUB-                                UNIT
                                                         ACCOUNTS,                           VALUE
                                                         NET



JANUARY 1, 1997 TO DECEMBER
31, 1997

 VIP - Money Market               3,144,313   1,192,450   (1,961,731)   135,771     2,510,803  $ 15.98  $ 40,122,752

 VIP - High Income                820,013     125,044     (36,435)      (39,629)    868,993    $ 29.00   25,203,764

 VIP - Equity-Income              4,755,212   283,630     (254,145)     (118,385)   4,666,312  $ 39.39   183,811,551

 VIP - Growth                     2,503,391   102,300     (325,759)     (50,211)    2,229,721  $ 42.76   95,348,269

 VIP - Overseas                   1,151,640   68,604      (123,259)     (37,425)    1,059,560  $ 23.52   24,922,843

 VIP II - Investment Grade Bond   382,801     18,247      64,575        (23,502)    442,121    $ 18.75   8,288,748

 VIP II - Asset Manager           3,900,514   115,925     (240,287)     (171,837)   3,604,315  $ 24.80   89,382,163

 VIP II - Index 500               1,887,371   443,549     793,394       (122,980)   3,001,334  $ 24.83   74,512,753

 VIP II - Asset Manager: Growth   1,163,007   308,312     331,850       (42,969)    1,760,200  $ 17.95   31,593,890

 VIP II - Contrafund              5,882,023   702,932     (5,288)       (160,031)   6,419,636  $ 20.47   131,438,645

 VIP III - Balanced *                         154,849     243,840       (27,312)    371,377    $ 11.98   4,449,837

 VIP III - Growth & Income *                  936,634     1,359,453     (132,532)   2,163,555  $ 12.68   27,424,348

 VIP III - Growth                             1,076,440   1,563,569     (81,550)    2,558,459  $ 12.63   32,320,770
Opportunities *

 MSUF - Emerging Markets                      11,511      9,298         (3)         20,806     $ 10.05   209,175
Equity **

 MSUF - Emerging Markets Debt                 1,251       31,482        (603)       32,130     $ 10.48   336,604
**

 MSUF - Global Equity **                      18,774      11,206        (1)         29,979     $ 10.25   307,316

 MSUF - International Magnum **               8,767       8,275         0           17,042     $ 9.86    167,959

 PBHG - Growth II **                          5,767       6,751         (641)       11,877     $ 10.15   120,577

 PBHG - Small Cap Value **                    10,032      42,492        (743)       51,781     $ 10.43   540,062

 PBHG - Large Cap Value **                    6,302       12,765        (627)       18,440     $ 10.27   189,335

 PBHG - Technology &                          14,091      22,932        (2,986)     34,037     $ 9.87    335,899
Communications **

 PBHG - Select 20 **                          11,265      43,493        0           54,758     $ 10.42   570,453

 SVIF - Discovery Fund II **                  3,308       6,202         (1,464)     8,046      $ 9.69    77,996

 SVIF - Growth Fund II **                     9,503       6,146         0           15,649     $ 10.25   160,415

 SVIF - Opportunity Fund II **                15,195      17,006        (630)       31,571     $ 10.15   320,324

 WPT - Small Company Growth **                7,472       23,269        (2,476)     28,265     $ 10.19   288,010

 WPT - International Equity **                1,196       2,010         0           3,206      $ 9.24    29,631

 WPT - Post-Venture Capital **                1,875       4,639         0           6,514      $ 10.25   66,773

                                                                                                        $ 772,540,862

*  FOR THE PERIOD JANUARY 27,
1997 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER
31, 1997.

** FOR THE PERIOD NOVEMBER
24, 1997 (COMMENCEMENT OF
OPERATIONS) THROUGH DECEMBER
31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS
To the Contract Owners of Empire Fidelity Investments Variable Annuity
Account A:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Empire Fidelity Investments Variable Annuity Account A (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager, VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
- Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Empire Fidelity Investments Life Insurance Company at December 31, 1998, and the results of its operations and the changes in its net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of investments at December 31, 1998 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 1999

PART C
OTHER INFORMATION
















































Item 24.  Financial Statements and Exhibits

      a)  Financial Statements included in Part B

      The following financial statements of Empire Fidelity
Investments Life Insurance Company and of Empire Fidelity Investments Variable Annuity Account A are filed in Part B.

      Statement of Assets and Liabilities for Empire Fidelity
Investments Variable Annuity Account A as of December 31, 1998.

      Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account I for year ended
December 31, 1998 and 1997.

      Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

      Balance Sheet of Empire Fidelity Investments Life Insurance
Company as of December 31, 1998 and 1997.

      Statements of Income for Empire Fidelity Investments Life
Insurance Company for the Year Ended December 31, 1998 and 1997.

      Statements of Changes in Stockholder's Equity for Empire
Fidelity Investments Life Insurance Company for the Year Ended
December 31, 1998 and 1997.

      Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1998 and 1997.

      Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

      There are no financial statements included in Part A.

 b)  Exhibits

    (1) Resolution of Board of Directors of Empire Fidelity
        Investments Life Insurance Company establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1).

    (2) Not Applicable.

    (3) (a) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services, Inc. (Note 1).

    (4) (a) Specimen Variable Annuity Contract. (Note 4)

        (c) Endorsement for Qualified Contracts. (Note 4)

    (5) (a) Application for Variable Annuity Contract. (Note 4)

    (6) (a) Charter of Empire Fidelity Investments Life. (Note 1)

        (b) Bylaws of Empire Fidelity Investments Life. (Note 1)

    (7)  Not applicable.

    (8) (a) Service Agreement between Empire Fidelity
            Investments Life and Fidelity Investments Life. (Note 1)

        (b) Service Agreement between Empire Fidelity
            Investments Life and Fidelity Investments
            Corporate Services. (Note 1)

    (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued. (Note 2)

    (10) (a) Written consent of PricewaterhouseCoopers LLP. (Note 2)

         (b) Written consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP (Note 2)

    (11)  Not Applicable

    (12)  Not Applicable

    (13)  Not Applicable

    (14) (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)

         (b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund II (Note 1)

         (c) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 4)

         (d) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD.
             ("ADVISER").  (Note 4)
`

         (e) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

         (f) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

    (15) (a) Powers of Attorney (Note 3)
             Power of Attorney for Lena G. Goldberg (Note 4)
             Powers of Attorney for Stephen P. Jonas and Allan Brandon (Note 5)
___________________

(Note 1) Incorporated by reference from original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Filed herein

(Note 3) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 5) Incorporated herein by reference from Post-Effective
Amendment No. 8 to this Registration Statement filed on January 19, 1999.

Item 25. Directors and Officers of the Depositor

         The directors and officers of Empire Fidelity Investments Life are as follows:

         Directors of Empire Fidelity Investments Life



         J. GARY BURKHEAD, Director

         JAMES C. CURVEY, Director

         LENA G. GOLDBERG, Director

         JOHN J. REMONDI, Director

         RODNEY R. ROHDA, Director and Chairman

         ALLAN BRANDON, Director

         DAVID C. WEINSTEIN, Director

         STEPHEN P. JONAS, Director

         ROY BALLENTINE, Director

         PETER JOHANNSEN, Director

         JOSHUA BERMAN, Director

         MALCOLM MACKAY, Director

         FLOYD L. SMITH, Director



The addresses of Roy Ballentine, Joshua Berman, Peter Johannsen , Malcolm MacKay and Floyd L. Smith are 11 Depot Street, P.O.Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109, and 4 Peter Cooper Road, #9G, New York, New York 10010 respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Executive Officers Who Are not Directors

Executive officers of Empire Fidelity Investments Life who are not directors are as follows.

     MELANIE CALZETTI-SPAHR, Executive Vice President, Operations
     DAVID J. PEARLMAN, Vice President, Secretary and General Counsel JOSEPH L. KURTZER Jr., Treasurer

The principal business address of Melanie Calzetti-Spahr, David J. Pearlman, and Joseph L. Kurtzer Jr. is 82 Devonshire Street, Boston, Massachusetts 02109.




Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.
         See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No.
33-42376, on behalf of Empire Fidelity Investments Variable Annuity
Account A.

Item 27.  Number of Contract Owners.

         As of December 31, 1998, there were 724 Qualified Contracts and 10,688 Non-qualified Contracts outstanding.

Item 28.  Indemnification.

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom. There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

 The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

       (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of EFILI, Fidelity
Investments Life Insurance Company, Monarch Life
Insurance Company, and PFL Life Insurance Company.

 (b)

Name and Principal          Positions and Offices with Underwriter
Business Address

Roger T. Servison           Director

Robert P. Mazzarella        Director and President

Rodney R. Rohda             Director

Edward L. McCartney         Executive Vice President

J. Peter Benzie             Executive Vice President

Bruce MacAlpine             Vice President

Kenneth Klipper             Treasurer

Gary Greenstein             Assistant Treasurer

Jeffrey R. Larsen           Legal Counsel & Clerk

Linda Holland               Compliance Officer

Richard Blades              Compliance Registered Options Principal

Jay Freedman                Assistant Clerk

Thomas G. McNichols         Vice President, Operations

Lawrence G. Smith           Vice President

(c) Commissions and other compensation was received by the principal underwriter.

    See Item 24 (b) (3). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.

    The address for each person named in Item 29 is 82 Devonshire
Street, Boston, Massachusetts 02109.

Item 30. Location of Accounts and Records

         The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services

         The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 1998, 1997 and 1996 were $607,200, $514,800 and $343,376, respectively.

Item 32. Undertakings

        (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

        (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

        (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

        (e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 15th day of April, 1999.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
               (Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
               (Depositor)


By: __/s/ Rodney R. Rohda_             Attest:_/s/ David J. Pearlman_
    Rodney R. Rohda,                          David J. Pearlman,
    President Chairman                        Secretary
    Chief Executive OFficer
    and Chief Operating Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 15th day of April, 1999.

Signature               Title

_/s/ Rodney R. Rohda__  President, Chairman and
                        Director

Rodney R. Rohda         (Chief Executive Officer)

                        (Chief Operating Officer)

                                                   )

_______________                                    )

Joseph L. Kurtzer Jr.   Treasurer                  )

                                                   )

________________                                   )

J. Gary Burkhead        Director                   )

                                                   )

________________                                   )

James C. Curvey         Director                   )

                                                   ) By:__/s/ David J. Pearlman_

                                                   )       David J. Pearlman

________________                                   )       (Attorney-in-Fact)

John J. Remondi         Director                   )

                                                   )

________________                                   )

Lena G. Goldberg        Director                   )

                                                   )

_______________                                    )

Roy Ballentine          Director                   )

                                                   )

_______________                                    )

Peter Johannsen         Director                   )

_______________                                    )

Stephen P. Jonas        Director                   )

                                                   )

_______________                                    )

Malcolm MacKay          Director                   )

                                                   )

_______________                                    )

Joshua Berman           Director                   )

                                                   ) By: __/s/ David J. Pearlman_

_______________                                    )       David J. Pearlman

Allan Brandon           Director                   )       (Attorney-in-Fact)

                                                   )

_______________                                    )

Floyd L. Smith          Director                   )

                                                   )

_______________                                    )

David Weinstein         Director                   )




EXHIBIT INDEX
Exhibit
(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued

(10)(a)  Written consent of PricewaterhouseCoopers LLP.

(10)(b)  Written consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP
   .